PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 104.5%
Asset-Backed Securities 24.2%
Automobiles 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class D, 144A	3.040%	09/22/25		20,000	$18,658,438
Series 2020-02A, Class A, 144A	2.020	02/20/27		27,000	24,681,499

Exeter Automobile Receivables Trust, Series 2022-01A, Class E, 144A	5.020	10/15/29		19,000	15,527,932
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class B, 144A	1.872	06/15/26	CAD	6,600	4,672,208
Series 2020-AA, Class C, 144A	2.763	04/15/28	CAD	6,600	4,707,327

Ford Credit Auto Owner Trust, Series 2020-02, Class C, 144A	1.740	04/15/33		17,892	15,733,720
Ford Credit Floorplan Master Owner Trust, Series 2020-01, Class C	1.420	09/15/25		16,000	15,437,723
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A	1.680	12/27/27		91,400	80,837,624
Series 2021-02A, Class B, 144A	2.120	12/27/27		10,100	8,882,168

Hertz Vehicle Financing LLC, Series 2021-01A, Class C, 144A	2.050	12/26/25		6,200	5,694,808
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A	1.886	01/25/28		289	284,805
Series 2020-01, Class E, 144A	3.715	01/25/28		308	305,246
Series 2020-01, Class R, 144A	33.784	01/25/28		17,433	20,029,660
Series 2020-02, Class D, 144A	1.487	02/25/28		468	457,390
Series 2020-02, Class R, 144A	31.355	02/25/28		6,349	7,118,880
Series 2021-01, Class E, 144A	2.365	09/25/28		1,253	1,209,625
Series 2021-01, Class F, 144A	4.280	09/25/28		3,800	3,465,316
Series 2021-01, Class R, 144A	28.348	09/25/28		5,972	6,130,038
Series 2021-02, Class F, 144A	4.393	12/26/28		6,163	5,542,486
Series 2021-02, Class G, 144A	8.482	12/26/28		4,100	3,439,438
Series 2021-03, Class F, 144A	3.694	02/26/29		2,900	2,519,789
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		101,980	98,991,150
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	23,700,810

Santander Bank, NA, Series 2021-01A, Class E, 144A	6.171	12/15/31		4,250	3,652,464
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class R, 144A	0.000	08/15/28		27	1,635,602
					373,316,146

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations 21.3%
AlbaCore EURO CLO DAC (Ireland), Series 02A, Class A2, 144A, 3 Month EURIBOR + 1.000% (Cap 3.200%, Floor 1.000%)	3.046%(c)	06/15/34	EUR	24,500	$25,353,376
Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	07/15/31		141,083	139,423,525
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.998(c)	01/19/35		57,250	56,237,482
Anchorage Capital Europe CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	3.138(c)	04/15/34	EUR	47,000	49,568,339
Ares European CLO DAC (Ireland), Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)	3.058(c)	04/15/32	EUR	39,750	42,421,370
Armada Euro CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	2.558(c)	11/15/31	EUR	65,202	69,543,382
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,379	14,874,948

Atlas Senior Loan Fund Ltd. (Cayman Islands), Series 2016-07A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.836(c)	11/27/31		76,713	75,846,889
Aurium CLO DAC (Ireland),
Series 02A, Class A1RR, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.011(c)	06/22/34	EUR	52,000	54,785,504
Series 02A, Class A2RR, 144A, 3 Month EURIBOR + 1.180% (Cap 3.280%, Floor 1.180%)	3.261(c)	06/22/34	EUR	22,500	23,211,639
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	5.775(c)	04/23/31		9,500	9,398,388
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.975(c)	10/21/34		141,000	138,246,608
Bain Capital Euro CLO DAC (Ireland),
Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	3.122(c)	04/20/32	EUR	79,402	84,830,280
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.168(c)	07/15/34	EUR	47,750	50,285,884

Barings CLO Ltd. (Cayman Islands), Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.802(c)	10/15/33		51,925	51,296,386

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.908%(c)	01/20/34		173,400	$169,091,287
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.966(c)	04/24/34		114,000	111,264,000
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	12/19/32		92,500	90,762,674

Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.962(c)	10/15/34		73,525	72,549,147
Blackrock European CLO Designated Activity Co. (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.880% (Cap N/A, Floor 0.880%)	3.215(c)	07/19/35	EUR	105,500	111,126,162
BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.795(c)	08/20/32		113,000	111,209,572
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.888(c)	04/15/31	EUR	47,051	50,047,973
Bosphorus CLO DAC (Ireland), Series 06A, Class A, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.748(c)	05/25/34	EUR	123,800	130,814,240
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.978(c)	07/20/34		19,410	19,001,241
Canyon Capital CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.892(c)	04/15/32		51,300	50,454,484
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.796(c)	03/15/32	EUR	172,250	183,915,391
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	5.865(c)	07/27/31		2,480	2,453,909
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32		66,250	65,386,047

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Carlyle Global Market Strategies Euro CLO DAC (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	3.179%(c)	01/25/32	EUR	24,978	$26,635,790
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	5.828(c)	04/20/31		6,750	6,643,647
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	04/20/31		41,500	40,786,540
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	07/20/34		170,500	167,533,300
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)	5.913(c)	01/25/33		160,750	157,891,994
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	01/20/35		72,425	70,973,523
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	07/20/34		89,850	88,609,396

CIFC European Funding CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)	3.338(c)	01/15/34	EUR	68,500	72,868,935
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	5.848(c)	04/20/31		8,500	8,433,267
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.932(c)	07/15/34		61,250	60,335,887

Crestline Denali CLO Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	5.852(c)	10/15/31		107,000	105,663,270
Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.998(c)	07/20/34		59,500	58,506,380
Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	01/17/34		102,500	101,071,642
CVC Cordatus Loan Fund DAC (Ireland),
Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	5,445,293
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)	2.676(c)	09/15/31	EUR	110,885	117,821,287
Series 12A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.143(c)	01/23/32	EUR	236,250	252,280,754
Series 12A, Class B2R, 144A	2.100	01/23/32	EUR	15,000	14,306,610

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
CVC Cordatus Loan Fund DAC (Ireland), (cont’d.)
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.671%(c)	05/22/32	EUR	43,650	$46,661,125
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 0.000%)	6.124(c)	10/15/29		21,823	21,703,092
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	6.072(c)	07/15/29		7,175	7,107,923
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	07/15/31		102,600	101,427,569
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.982(c)	07/15/34		45,100	44,173,470
Series 2021-14A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/34		88,000	86,430,784

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	04/20/34		112,250	110,734,793
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	5.802(c)	04/15/31		101,700	100,555,875
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	6.192(c)	04/15/31		10,000	9,674,397

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	5.956(c)	04/26/31		32,750	32,438,875
Henley CLO DAC (Ireland), Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.419(c)	12/25/35	EUR	43,250	45,578,065
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	5.968(c)	10/20/29		13,481	13,409,879
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	6.433(c)	10/20/29		1,025	1,006,075
HPS Loan Management Ltd. (Cayman Islands),
Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)	5.552(c)	05/06/30		45,383	44,951,841
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	5.532(c)	02/05/31		7,449	7,391,848

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	5.983(c)	10/20/31		147,537	145,615,155

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Jubilee CLO DAC (Ireland),
Series 2013-10A, Class A1RR, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.118%(c)	07/15/34	EUR	21,317	$22,399,068
Series 2013-10A, Class A2RR, 144A, 3 Month EURIBOR + 1.000% (Cap 3.100%, Floor 1.000%)	3.100(c)	07/15/34	EUR	30,000	30,879,128
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.972(c)	01/15/31		1,400	1,389,500
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.978(c)	07/20/34		89,750	88,305,599

Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.968(c)	07/20/34		112,750	110,957,275
Madison Park Euro Funding DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	3.088(c)	07/15/32	EUR	94,380	100,142,969
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)	5.735(c)	01/22/28		3,195	3,171,366
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.872(c)	10/15/32		186,000	183,954,000
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.912(c)	07/17/34		94,500	93,318,750
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.935(c)	01/18/34		49,525	49,145,965
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.935(c)	04/21/31		38,539	38,054,189
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	6.615(c)	04/21/31		17,500	16,832,874
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958(c)	07/20/31		54,250	53,612,118
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.806(c)	10/12/30		121,841	120,610,933
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	6.042(c)	10/15/34		37,450	36,819,346
Northwoods Capital Euro DAC (Ireland),
Series 2020-21A, Class A1R, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)	3.263(c)	07/22/34	EUR	98,400	103,669,277

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Euro DAC (Ireland), (cont’d.)
Series 2020-21A, Class A2R, 144A, 3 Month EURIBOR + 1.150% (Cap 3.200%, Floor 1.150%)	3.200%(c)	07/22/34	EUR	19,000	$19,583,355

OAK Hill European Credit Partners DAC (Ireland), Series 2017-06A, Class A1, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	3.072(c)	01/20/32	EUR	28,659	30,541,155
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.925(c)	04/22/30		105,500	104,179,372
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	5.802(c)	07/17/29		16,038	15,872,111
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	6.052(c)	10/30/30		3,229	3,204,223
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.858(c)	04/20/31		94,500	93,476,934

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.613(c)	08/24/30	EUR	66,366	70,757,971
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.805(c)	05/21/34		144,500	143,055,000
Palmer Square European CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.930% (Cap N/A, Floor 0.930%)	3.218(c)	04/15/35	EUR	15,000	15,840,876
Series 2021-02A, Class A2, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	04/15/35	EUR	10,500	10,936,553

PPM CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	5.942(c)	07/15/31		69,700	68,934,018
Providus CLO DAC (Ireland), Series 02A, Class AR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.038(c)	07/15/31	EUR	203,900	216,622,395
Race Point CLO Ltd. (Cayman Islands), Series 2013-08A, Class AR2, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)	5.715(c)	02/20/30		890	882,117
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.896(c)	06/20/34		40,600	39,926,405

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Regatta Funding Ltd. (Cayman Islands), (cont’d.)
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.958%(c)	01/20/35		19,317	$18,953,864

Rockford Tower CLO Ltd. (Cayman Islands), Series 2021-03A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.988(c)	10/20/34		97,000	95,638,392
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	5.993(c)	07/25/31		37,000	36,554,172
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.838(c)	04/20/31		64,325	63,564,528
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.632(c)	05/07/31		75,000	74,137,470
Series 2017-10A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.358(c)	04/20/29		33,250	32,294,102

Signal Peak CLO Ltd., Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	5.928(c)	04/25/31		2,850	2,815,437
Sound Point CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1R, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	5.788(c)	10/20/30		4,000	3,960,551
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.888(c)	01/20/32		21,830	21,389,637

St. Pauls CLO DAC (Ireland), Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	3.429(c)	10/25/35	EUR	34,750	36,571,206
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	3.279(c)	04/25/30	EUR	104,252	111,396,322
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.512(c)	02/20/30	EUR	105,559	112,714,969
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)	3.218(c)	07/18/34	EUR	90,050	95,340,893

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.915(c)	07/23/33		121,000	119,614,006
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.982(c)	10/29/34		141,000	138,458,080

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
TCW CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.968%(c)	04/20/34		47,500	$46,679,989

Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	6.032(c)	01/17/30		65,784	65,012,177
TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	6.008(c)	07/20/31		3,250	3,219,142
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	5.652(c)	04/26/28		6,123	6,080,228
Tikehau CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	3.188(c)	10/15/31	EUR	50,700	54,193,986
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.439(c)	07/25/34	EUR	98,050	103,830,589
Series 03A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	3.278(c)	07/15/34	EUR	115,250	122,032,997

Trimaran Cavu Ltd., Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	7.008(c)	07/20/32		33,500	32,969,863
Trinitas CLO Ltd. (Cayman Islands), Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	5.908(c)	07/20/31		70,000	69,406,694
Vendome Funding CLO Ltd. (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.292(c)	07/20/34	EUR	61,900	65,529,690
Series 01A, Class A2R, 144A, 3 Month EURIBOR + 1.300% (Cap 3.400%, Floor 1.300%)	3.400(c)	07/20/34	EUR	24,000	24,831,441
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	6.052(c)	01/15/32		38,750	38,320,100
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.895(c)	07/18/31		38,373	37,681,795

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.928(c)	07/20/31		195,000	193,456,244
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.872(c)	10/17/32		139,500	137,784,331

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.958%(c)	07/19/34		121,000	$119,064,847
Voya Euro CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.038(c)	10/15/30	EUR	55,913	59,771,314
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.258(c)	10/15/34	EUR	81,870	86,137,408

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	10/20/31		18,500	18,222,500
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	6.082(c)	04/15/30		53,139	52,524,606
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	5.742(c)	04/15/29		13,535	13,436,379
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	6.008(c)	07/20/31		141,173	139,523,298
					8,568,256,497
Consumer Loans 0.6%
Fairstone Financial Issuance Trust (Canada), Series 2020-01A, Class A, 144A	2.509	10/20/39	CAD	20,600	14,637,139
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31		15,900	14,118,725
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A	2.780	04/20/28		29,820	29,183,103
Series 2021-01A, Class C, 144A	3.410	11/20/31		1,300	1,099,262
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A	2.960	07/20/32		11,068	10,933,864
Series 2020-AA, Class A, 144A	2.190	08/21/34		25,800	24,733,578
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32		7,402	7,354,631
Series 2020-02A, Class A, 144A	1.750	09/14/35		68,400	60,950,282
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A	3.080	08/08/25		35,438	34,545,270
Series 2019-A, Class C, 144A	4.750	08/08/25		9,705	9,347,945
Series 2019-A, Class D, 144A	6.220	08/08/25		3,304	3,113,797

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28		36,300	34,070,407
					244,088,003

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.0%
ABFC Trust, Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)	5.146%(c)	04/25/33	2,065	$1,995,642
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.999(c)	01/25/35	178	171,440
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.481(c)	11/25/33	384	367,477
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)	5.246(c)	12/25/33	698	663,506
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)	3.715(c)	01/25/34	22	20,224
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.481(c)	12/25/34	1,307	1,193,459
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.481(c)	09/25/34	206	198,607
Bear Stearns Asset-Backed Securities Trust, Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 1.200%)	5.706(c)	10/25/32	16	15,889
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	11/25/33	251	246,703
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 2.925%)	7.431(c)	10/25/31	40	37,551
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	615	244,532
Home Equity Asset Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	5.796(c)	08/25/33	459	446,363
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)	5.436(c)	01/25/35	43	42,240

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	5.226%(c)	07/25/34	167	$161,540
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)	5.781(c)	04/25/33	478	475,814
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	5.306(c)	03/25/34	483	443,719
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)	5.566(c)	09/25/34	663	610,648
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	3.750(c)	10/25/33	1,022	962,989
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.885%)	5.391(c)	05/25/34	309	296,685
				8,595,028
Other 0.6%
Loandepot GMSR Master Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.254(c)	10/16/23	29,500	25,993,816
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	6.856(c)	04/25/23	71,300	69,452,988
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	7.306(c)	06/25/24	132,480	124,937,264
				220,384,068
Residential Mortgage-Backed Securities 0.5%
Chase Funding Trust, Series 2002-02, Class 1A5	6.333(cc)	04/25/32	56	55,510
Countrywide Asset-Backed Certificates,
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	5.206(c)	12/25/33	396	383,149
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.760%)	5.266(c)	08/25/34	53	52,433
Countrywide Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)	4.926(c)	08/25/34	2,726	2,525,321

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates Trust, (cont’d.)
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406%(c)	11/25/34		223	$212,477
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)	5.286(c)	11/25/34		247	233,826
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	11/25/34		452	445,275

Credit Suisse Mortgage Trust, Series 2018-RPL04, 144A	3.061	07/25/50		18,146	15,850,078
Credit-Based Asset Servicing & Securitization LLC, Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	3.747(c)	12/25/35		764	747,356
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.975%)	5.481(c)	06/25/34		1,615	1,555,900
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.556(c)	06/25/35		455	452,155
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)	5.301(c)	06/25/34		95	91,279
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)	5.066(c)	10/25/34		14	12,862

LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 3.000%, Floor 0.000%)	3.898(c)	11/25/60	EUR	38,480	39,682,807
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)	5.026(c)	06/25/35		37	36,492
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.720%)	5.226(c)	06/25/35		336	330,196
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)	6.351(c)	01/25/35		1,354	1,305,249

Rathlin Residential DAC (Ireland), Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000%	3.895(c)	09/27/75	EUR	55,564	56,643,916
Specialty Underwriting & Residential Finance Trust, Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 1.125%)	5.631(c)	06/25/34		564	539,313

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.456%(c)	07/25/33		572	$551,915
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.406(c)	08/25/33		27	26,776
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.506(c)	10/25/33		186	185,487
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	5.389(c)	09/25/34		780	746,703
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.329(c)	09/25/34		549	529,940
TFS (Spain),
Series 2018-03, Class A1^	0.000(s)	04/16/40	EUR	—(r)	73,932
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%^	4.918(c)	04/16/23	EUR	55,116	56,803,474
					180,073,821
Small Business Loan 0.0%
United States Small Business Administration, Series 2003-20I, Class 1	5.130	09/01/23		1	1,334
Student Loans 0.3%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000	02/25/43		82,210	19,074,757
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43		22,440	21,115,968
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43		26,605	25,336,802
Series 2019-A, Class R, 144A	0.000	10/25/48		41,935	9,081,936

Navient Private Education Refi Loan Trust, Series 2020-GA, Class B, 144A	2.500	09/16/69		6,200	4,829,548
SoFi RR Funding II Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756(c)	11/29/24		9,022	9,021,422
SoFi RR Funding III Trust, Series 2020-01, Class A, 144A, 1 Month LIBOR + 2.250% (Cap N/A, Floor 1.250%)	6.756(c)	11/29/24		29,075	29,072,170
					117,532,603

Total Asset-Backed Securities (cost $10,244,999,700)					9,712,247,500

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities 10.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $35,678,061; purchased 05/09/18)(f)	3.100%(cc)	05/15/35	39,245	$31,431,776
Series 2018-20TS, Class H, 144A (original cost $35,625,556; purchased 05/09/18)(f)	3.100(cc)	05/15/35	40,253	30,028,896

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.227(cc)	05/15/49	7,683	7,078,431
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	50,701	45,483,922
Series 2019-BN21, Class A3	2.458	10/17/52	4,254	4,139,737
Series 2019-BN21, Class XB, IO	0.360(cc)	10/17/52	206,158	4,397,762
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	62,283,291
Series 2020-BN29, Class A3	1.742	11/15/53	37,450	30,468,380

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	2,237	2,108,665
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	15,528,587
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,049,138
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	4,849,318
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	17,631,336
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	10,630,766
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	19,295	12,634,949
Series 2019-C03, Class A3	3.319	05/15/52	30,000	27,806,505
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)	6.599(c)	10/15/37	35,000	34,166,821
Series 2020-C08, Class XB, IO	1.023(cc)	10/15/53	119,592	8,183,621

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	16,700	15,596,128
Benchmark Mortgage Trust,
Series 2019-B10, Class A3	3.455	03/15/62	40,000	37,504,792
Series 2019-B11, Class A4	3.281	05/15/52	61,825	57,031,226
Series 2019-B12, Class A4	2.859	08/15/52	81,000	72,500,994
Series 2019-B13, Class A3	2.701	08/15/57	38,700	34,037,049
Series 2019-B14, Class A3	3.090	12/15/62	48,180	45,128,476
Series 2019-B14, Class A4	2.795	12/15/62	57,600	51,277,380
Series 2020-B17, Class A4	2.042	03/15/53	95,550	80,392,282
Series 2020-B21, Class A4	1.704	12/17/53	37,450	30,660,176
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month SOFR + 2.114% (Cap N/A, Floor 2.114%)	6.593(c)	10/15/36	46,300	45,253,094
Series 2019-XL, Class G, 144A, 1 Month SOFR + 2.414% (Cap N/A, Floor 2.414%)	6.893(c)	10/15/36	90,857	88,407,727

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283%(cc)	11/15/50	37,610	$35,209,576
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	55,314	51,875,408
Series 2017-CD06, Class A4	3.190	11/13/50	81,000	75,350,072
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	26,195,313

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	23,319	22,289,605
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	13,376,917
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	19,355,217

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	6.313(c)	11/15/31	1,799	1,751,996
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	19,714	18,306,289
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	69,058
Series 2017-C04, Class A3	3.209	10/12/50	76,000	71,277,960
Series 2017-P07, Class A3	3.442	04/14/50	16,373	15,527,638
Series 2019-GC41, Class A4	2.620	08/10/56	105,000	92,480,167
Series 2019-SMRT, Class D, 144A	4.745(cc)	01/10/36	11,000	10,687,035
Series 2020-GC46, Class A4	2.477	02/15/53	90,000	77,670,603
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	38,771,890
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	14,291,561

Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.766%)	7.225(c)	11/15/37	53,917	52,566,161
Commercial Mortgage Trust,
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	11,633,084
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,008,174
Series 2014-UBS06, Class A4	3.378	12/10/47	12,005	11,576,675
Series 2017-COR02, Class A2	3.239	09/10/50	99,501	93,565,495
Series 2018-COR03, Class A2	3.961	05/10/51	55,000	52,569,759
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	30,322,609

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	6.609(c)	05/15/36	126,856	124,622,687
Credit Suisse Mortgage Trust,
Series 2014-USA, Class A2, 144A	3.953	09/15/37	99,640	90,937,403
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	12,679,763
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class XB, IO	0.250	08/15/48	86,961	441,084

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CSAIL Commercial Mortgage Trust, (cont’d.)
Series 2018-CX11, Class A3	4.095%	04/15/51	16,889	$16,621,793
Series 2019-C16, Class A2	3.067	06/15/52	38,000	34,229,568
Series 2019-C17, Class A4	2.763	09/15/52	37,150	32,746,767

DBGS Mortgage Trust, Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	6.459(c)	05/15/35	3,882	3,737,028
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,960	20,039,289
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	17,089,685

Deutsche Bank Commercial Mortgage Trust, Series 2017-C06, Class A4	3.071	06/10/50	6,850	6,415,662
Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	27,768,937
FHLMC Multifamily Structured Pass-Through Certificates,
Series K0038, Class X1, IO	1.076(cc)	03/25/24	136,880	1,206,552
Series K0043, Class X1, IO	0.509(cc)	12/25/24	71,227	614,606
Series K0044, Class X1, IO	0.739(cc)	01/25/25	331,290	3,896,634
Series K0052, Class X1, IO	0.636(cc)	11/25/25	284,318	4,032,676
Series K0053, Class X1, IO	0.877(cc)	12/25/25	132,145	2,674,595
Series K0055, Class X1, IO	1.345(cc)	03/25/26	259,614	8,823,029
Series K0058, Class XAM, IO	0.814(cc)	08/25/26	59,334	1,526,830
Series K0069, Class X1, IO	0.349(cc)	09/25/27	523,457	7,538,099
Series K0087, Class X1, IO	0.364(cc)	12/25/28	420,362	7,886,037
Series K0090, Class X1, IO	0.707(cc)	02/25/29	459,259	16,750,240
Series K0091, Class X1, IO	0.560(cc)	03/25/29	552,705	16,131,793
Series K0092, Class XAM, IO	0.983(cc)	04/25/29	53,046	2,759,235
Series K0093, Class X1, IO	0.952(cc)	05/25/29	407,304	19,390,099
Series K0095, Class X1, IO	0.950(cc)	06/25/29	519,143	25,154,850
Series K0096, Class XAM, IO	1.393(cc)	07/25/29	56,489	4,204,160
Series K0097, Class X1, IO	1.091(cc)	07/25/29	528,100	30,067,412
Series K0101, Class X1, IO	0.835(cc)	10/25/29	468,070	21,028,644
Series K0108, Class X1, IO	1.691(cc)	03/25/30	327,425	30,948,574
Series K0114, Class X1, IO	1.116(cc)	06/25/30	256,976	16,659,329
Series K0735, Class X1, IO	0.957(cc)	05/25/26	258,605	6,564,392
Series K1513, Class X1, IO	0.860(cc)	08/25/34	334,204	21,396,936
Series Q001, Class XA, IO	2.115(cc)	02/25/32	25,560	2,659,161
Series Q002, Class XA, IO	1.022(cc)	07/25/33	33,090	1,624,933

FREMF Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,000,367	207,976
Greystone Commercial Capital Trust, Series 2021-03, Class A, 144A, 1 Month LIBOR + 2.230% (Cap N/A, Floor 2.230%)	6.684(c)	08/01/23	174,000	169,234,505

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	0.993%(cc)	11/10/46	22,241	$88,948
Series 2014-GC22, Class XB, IO	0.295(cc)	06/10/47	37,110	164,613
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	12,038
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	66,747,243
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	45,198,470
Series 2019-GSA01, Class A2	2.613	11/10/52	10,184	9,545,778
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	37,393,742

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195(cc)	03/05/23	525,000	84,525
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	7,320,657
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	10,000	9,409,020
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C23, Class XA, IO	0.598(cc)	09/15/47	44,134	304,543
Series 2014-C24, Class A3	3.098	11/15/47	8,040	7,751,492
Series 2014-C25, Class A4A1	3.408	11/15/47	3,753	3,633,336
Series 2014-C26, Class A3	3.231	01/15/48	8,506	8,190,309
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	65,391,803
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	29,317,712
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	29,418,720
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	35,153,391
Series 2019-COR05, Class XB, IO	0.953(cc)	06/13/52	65,497	3,202,803
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	26,127	24,821,805
Series 2017-C07, Class A4	3.147	10/15/50	70,000	65,291,086
Series 2019-COR06, Class A3	2.795	11/13/52	80,750	70,082,376

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP03, Class A4	2.627	08/15/49	29,771	27,537,995
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,237,605
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5	3.102	11/15/49	11,509	10,751,811
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	13,800	13,302,970
Series 2017-H01, Class A4	3.259	06/15/50	51,175	47,886,356
Series 2018-H03, Class A4	3.914	07/15/51	8,100	7,780,703
Series 2018-H04, Class A3	4.043	12/15/51	18,525	17,815,820
Series 2019-H06, Class A3	3.158	06/15/52	47,750	43,325,514
Series 2019-H07, Class A3	3.005	07/15/52	72,600	65,199,541
Series 2019-L02, Class A3	3.806	03/15/52	41,900	39,282,126

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-L03, Class A3	2.874%	11/15/52	40,500	$35,920,896
Series 2019-MEAD, Class E, 144A	3.177(cc)	11/10/36	25,000	21,066,185

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	17,867,184
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	30,003,865
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	20,955	18,789,408
SREIT Trust, Series 2021-MFP, Class F, 144A, 1 Month LIBOR + 2.625% (Cap N/A, Floor 2.625%)	7.084(c)	11/15/38	75,000	71,621,212
UBS Commercial Mortgage Trust,
Series 2017-C03, Class A3	3.167	08/15/50	13,800	12,948,805
Series 2017-C05, Class A4	3.212	11/15/50	32,275	30,304,637
Series 2017-C06, Class A4	3.320	12/15/50	47,215	44,295,913
Series 2018-C10, Class A3	4.048	05/15/51	69,500	66,625,035
Series 2018-C11, Class A4 (original cost $40,400,000; purchased 06/28/18)(f)	3.977	06/15/51	40,000	38,330,744
Series 2018-C15, Class A3	4.075	12/15/51	19,752	19,034,578
Series 2019-C16, Class A3	3.344	04/15/52	31,500	29,359,477
Series 2019-C16, Class XB, IO	0.864(cc)	04/15/52	96,253	4,368,731
Series 2019-C17, Class A3	2.669	10/15/52	80,675	70,793,450
Series 2019-C18, Class A3	2.782	12/15/52	22,850	20,144,284
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class XA, IO, 144A	0.658(cc)	03/10/46	443	4
Series 2013-C05, Class XB, IO, 144A	0.356(cc)	03/10/46	96,528	965
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	2,439	2,387,389
Series 2016-C34, Class XB, IO	0.971(cc)	06/15/49	36,018	982,636
Series 2016-C35, Class XB, IO	0.927(cc)	07/15/48	55,952	1,521,766
Series 2017-C39, Class A4	3.157	09/15/50	20,000	18,665,832
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	964,647
Series 2018-C45, Class A3	3.920	06/15/51	26,681	25,649,777
Series 2018-C47, Class A3	4.175	09/15/61	39,016	37,846,550
Series 2018-C48, Class A5	4.302	01/15/52	10,000	9,748,707
Series 2019-C50, Class A4	3.466	05/15/52	35,300	33,063,184
Series 2019-C52, Class A4	2.643	08/15/52	86,325	77,011,577
Series 2019-C53, Class A3	2.787	10/15/52	6,100	5,429,722
Series 2019-C54, Class A3	2.892	12/15/52	44,250	39,460,061
Series 2020-C55, Class A4	2.474	02/15/53	58,725	50,775,890

Total Commercial Mortgage-Backed Securities (cost $4,612,495,342)				4,204,358,412

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Convertible Bond 0.0%
Telecommunications
Digicel Group Holdings Ltd. (Jamaica), Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A (original cost $18,276; purchased 06/23/20 - 10/01/22)(f) (cost $18,276)	7.000%	02/16/23(oo)	113	$9,029
Corporate Bonds 37.4%
Aerospace & Defense 1.2%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.000	09/15/50	10,325	7,284,332
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	17,620	16,098,573
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	15,385	14,063,029
Sr. Unsec’d. Notes	3.550	03/01/38	1,075	868,285
Sr. Unsec’d. Notes	3.600	05/01/34	42,375	36,400,581
Sr. Unsec’d. Notes	3.850	11/01/48	990	747,186
Sr. Unsec’d. Notes	3.900	05/01/49	10,270	7,976,655
Sr. Unsec’d. Notes	3.950	08/01/59	14,670	10,892,995
Sr. Unsec’d. Notes	5.705	05/01/40	12,000	12,282,390
Sr. Unsec’d. Notes	5.805	05/01/50	64,530	65,905,187
Sr. Unsec’d. Notes(a)	5.930	05/01/60	63,470	64,735,947
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	6.000	02/15/28	36,550	34,585,437
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	14,345	14,291,206
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	42,642	43,469,255
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	41,472	41,472,000
Sr. Unsec’d. Notes, 144A	7.500	02/01/29	18,025	17,957,406
Sr. Unsec’d. Notes, 144A(a)	7.875	04/15/27	67,181	67,181,000

General Dynamics Corp., Gtd. Notes	4.250	04/01/40	10,545	10,239,108
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,638,458
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A	7.500	04/15/25	50	50,165
Sr. Sec’d. Notes	3.850	06/15/26	6,000	5,636,554

TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	266	263,021
TransDigm, Inc., Gtd. Notes	6.375	06/15/26	50	49,376
				475,088,146

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400%	02/04/41	73,330	$51,527,305
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	34,745	29,863,663
Gtd. Notes	3.557	08/15/27	43,207	40,299,586
Gtd. Notes	4.390	08/15/37	2,825	2,327,331
Gtd. Notes	4.700	04/02/27	3,555	3,485,409

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	14,740	13,291,378
Philip Morris International, Inc., Sr. Unsec’d. Notes	2.100	05/01/30	30,645	25,644,304
Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	21,633	21,235,508
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	28,375	24,766,192
				212,440,676
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	3,217	2,931,026
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	1,785	1,581,380
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	7,397	6,399,032
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.600	03/22/29	8,668	7,927,764
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	538	516,590
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	2.000	12/10/29	26,077	22,734,528
Southwest Airlines Co., Sr. Unsec’d. Notes(a)	5.125	06/15/27	38,315	38,728,178
United Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	1,571	1,540,536

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450%	06/01/29	7,625	$6,911,498
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	12,161	10,872,905
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates(a)	3.500	09/01/31	9,968	8,858,187
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	8,792	7,279,972
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	34,860	33,114,138
Sr. Sec’d. Notes, 144A	4.625	04/15/29	9,665	8,818,616

US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.625	12/03/26	1,067	987,048
				159,201,398
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.250	11/01/24	10,000	9,725,165
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	10,000	9,486,402
				19,211,567
Auto Manufacturers 0.8%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	1,055	837,761
Sr. Unsec’d. Notes	4.750	01/15/43	17,857	13,946,169
Sr. Unsec’d. Notes	5.291	12/08/46	13,906	11,521,449
Sr. Unsec’d. Notes	7.400	11/01/46	5,000	5,155,560
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes(a)	2.900	02/16/28	8,275	7,138,876
Sr. Unsec’d. Notes	4.271	01/09/27	32,500	30,552,565
Sr. Unsec’d. Notes	5.584	03/18/24	493	490,531
Sr. Unsec’d. Notes, GMTN	4.389	01/08/26	225	216,478
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	35,760	35,625,861
Sr. Unsec’d. Notes	6.600	04/01/36	7,295	7,634,755
Sr. Unsec’d. Notes	6.750	04/01/46	8,458	8,800,980

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Co., (cont’d.)
Sr. Unsec’d. Notes	6.800%	10/01/27	5,180	$5,507,200
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	20,453	19,170,090
Gtd. Notes	4.000	10/06/26	7,785	7,503,514
Gtd. Notes	4.350	01/17/27	18,700	18,148,807
Sr. Unsec’d. Notes	1.700	08/18/23	19,671	19,290,853
Sr. Unsec’d. Notes	2.350	02/26/27	5,245	4,709,998
Sr. Unsec’d. Notes(a)	2.350	01/08/31	84,135	67,275,082
Sr. Unsec’d. Notes	2.700	08/20/27	2,435	2,186,201
Sr. Unsec’d. Notes	2.900	02/26/25	46,895	44,743,851
Sr. Unsec’d. Notes	5.650	01/17/29	5,920	5,971,195
Sr. Unsec’d. Notes(a)	6.000	01/09/28	14,175	14,578,498

Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	3.500(cc)	10/24/25	1,980	1,921,044
				332,927,318
Auto Parts & Equipment 0.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A(a)	4.875	08/15/26	4,025	3,807,197
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26	2,140	2,015,247
Gtd. Notes(a)	6.500	04/01/27	26,197	24,164,004

Dana Financing Luxembourg Sarl, Gtd. Notes, 144A	5.750	04/15/25	5,513	5,402,740
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	4,100	3,456,506
Sr. Unsec’d. Notes	5.625	06/15/28	50	47,250
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24	3,587	3,514,749
Sr. Unsec’d. Notes	4.150	10/01/25	3,900	3,836,716
				46,244,409
Banks 10.9%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	2,532	2,518,232
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	1.849	03/25/26	12,800	11,523,003
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	5.926(c)	04/12/23	3,400	3,399,465
Sub. Notes	2.749	12/03/30	6,400	5,154,808

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series FF	5.875%(ff)	03/15/28(oo)	31,720	$30,392,963
Sr. Unsec’d. Notes	2.592(ff)	04/29/31	11,505	9,836,797
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	43,680	36,932,715
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	35,306,773
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	77,865	73,609,006
Sr. Unsec’d. Notes, MTN(a)	1.898(ff)	07/23/31	25,805	20,865,849
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	219,885	187,287,748
Sr. Unsec’d. Notes, MTN	2.972(ff)	02/04/33	16,200	13,816,212
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	45,315	40,607,139
Sr. Unsec’d. Notes, MTN	3.550(ff)	03/05/24	1,085	1,083,285
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	26,803	25,769,329
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	14,865	14,064,704
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	50,309	43,395,766
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	995,974
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	89,558	81,482,622
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	40,400	34,061,799
Sub. Notes, MTN	4.000	01/22/25	41,432	40,704,397
Sub. Notes, MTN	4.450	03/03/26	45,640	45,236,671

Bank Rakyat Indonesia Persero Tbk PT (Indonesia), Sr. Unsec’d. Notes	3.950	03/28/24	1,000	985,110
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.645(ff)	06/24/31	13,560	11,180,878
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	112,290	110,007,627
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	12,710	12,785,996
Sr. Unsec’d. Notes	7.385(ff)	11/02/28	14,350	15,520,019
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	4,210	4,106,871
Sub. Notes	4.836	05/09/28	9,120	8,799,067
Sub. Notes	5.088(ff)	06/20/30	14,860	14,175,562
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	80,445	71,939,035
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	30,000	25,850,241
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32	10,000	8,356,393
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	20,610	20,014,315
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	4,458	4,323,661
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	28,300	24,593,393
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	1.652(ff)	10/06/26	30,045	27,122,490
Sr. Unsec’d. Notes, 144A	2.277(ff)	01/20/32	13,750	10,858,162
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	6,850	6,338,833
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,002,617
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	2,916,648

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sub. Notes, 144A, MTN	4.625%	07/11/24	3,460	$3,393,520
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	994,259
Sub. Notes, 144A, MTN	5.700	10/22/23	21,237	21,241,432
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	26,270	23,978,942
Jr. Sub. Notes, Series U	5.000(ff)	09/12/24(oo)	40,750	39,013,226
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	48,265	44,112,576
Jr. Sub. Notes, Series W	4.000(ff)	12/10/25(oo)	31,420	29,306,643
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	181,110	155,852,271
Sr. Unsec’d. Notes	3.200	10/21/26	45,302	42,913,771
Sr. Unsec’d. Notes	3.400	05/01/26	19,755	19,023,080
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	24,020	22,512,947
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	11,942,627
Sr. Unsec’d. Notes	3.700	01/12/26	21,145	20,664,908
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	63,929	57,826,543
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,633,515
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,502,563
Sr. Unsec’d. Notes	5.316(ff)	03/26/41	47,128	48,364,147
Sub. Notes	4.300	11/20/26	705	693,186
Sub. Notes	4.400	06/10/25	22,485	22,318,829
Sub. Notes	4.450	09/29/27	470	461,230
Sub. Notes	4.750	05/18/46	42,640	39,424,230

Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	01/23/24(oo)	1,000	998,750
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	6,130	5,836,855
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	3,590	3,364,021
Sr. Unsec’d. Notes	3.800	06/09/23	23,170	22,904,713
Sr. Unsec’d. Notes	4.550	04/17/26	4,065	3,757,561
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	7,483,354
Sr. Unsec’d. Notes, 144A	4.194(ff)	04/01/31	25,500	21,388,622
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,112,136

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	22,650	21,573,310
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	2.129(ff)	11/24/26	27,405	24,701,458
Sr. Unsec’d. Notes	3.950	02/27/23	9,250	9,241,528
Sr. Unsec’d. Notes	3.961(ff)	11/26/25	9,130	8,830,996
Sub. Notes	3.729(ff)	01/14/32	15,400	12,440,947

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125%	09/06/23	10,000	$9,881,024
Sr. Unsec’d. Notes, GMTN	2.868	09/05/23	10,000	9,866,810
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,525	6,194,254
Sr. Unsec’d. Notes	4.200	08/08/23	9,280	9,231,747
Sr. Unsec’d. Notes	4.250	03/13/26	675	655,642
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	5,965	5,190,299
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	15,995	14,317,384
Sr. Unsec’d. Notes	1.992(ff)	01/27/32	48,415	38,757,974
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	54,500	45,596,500
Sr. Unsec’d. Notes	3.210(ff)	04/22/42	110,085	86,456,790
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	24,791	24,030,976
Sr. Unsec’d. Notes	3.500	01/23/25	24,530	23,899,766
Sr. Unsec’d. Notes	3.500	04/01/25	3,630	3,525,058
Sr. Unsec’d. Notes	3.750	02/25/26	31,393	30,664,424
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	16,800	15,869,225
Sr. Unsec’d. Notes	3.850	01/26/27	41,450	40,095,696
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	10,000	9,647,410
Sr. Unsec’d. Notes, EMTN	4.100(cc)	05/31/24	80,768	79,862,090
Sub. Notes	5.150	05/22/45	12,240	12,116,892
Sub. Notes	6.750	10/01/37	216	242,439
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	1.645(ff)	04/18/26	4,200	3,873,051
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,581,914
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	9,365	9,069,865

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	2,400	2,356,830
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month LIBOR + 2.580%(a)	7.394(c)	05/01/23(oo)	30,100	29,792,885
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	29,225	28,331,603
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	75,829	71,113,461
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	89,955	82,509,399
Jr. Sub. Notes, Series KK	3.650(ff)	06/01/26(oo)	28,750	25,893,807
Sr. Unsec’d. Notes	1.953(ff)	02/04/32	2,845	2,286,290
Sr. Unsec’d. Notes	2.522(ff)	04/22/31	51,715	44,233,052
Sr. Unsec’d. Notes	2.545(ff)	11/08/32	105,105	87,287,593
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	100,670	87,964,421
Sr. Unsec’d. Notes(a)	2.950	10/01/26	10,055	9,577,243
Sr. Unsec’d. Notes	3.300	04/01/26	15,650	15,105,841

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	3.328%(ff)	04/22/52	23,755	$18,105,788
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	91,135	84,841,665
Sr. Unsec’d. Notes	3.960(ff)	01/29/27	7,250	7,083,604
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	6,297,995
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	50,307,850
Sr. Unsec’d. Notes(a)	4.493(ff)	03/24/31	129,210	125,920,874
Sr. Unsec’d. Notes	4.565(ff)	06/14/30	33,000	32,323,450
Sub. Notes	3.375	05/01/23	2,775	2,764,587
Sub. Notes	3.875	09/10/24	18,575	18,294,472

Kasikornbank PCL (Thailand), Sub. Notes, EMTN	3.343(ff)	10/02/31	8,650	7,730,764
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,495	15,663,787
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	5,974,885

M&T Bank Corp., Sub. Notes	4.000	07/15/24	500	492,302
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,225	21,382,840
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	9,800	9,113,120
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	450	365,261
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	124,435	107,893,297
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	4,690	4,610,468
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	50,085	47,613,620
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	10,525	10,246,778
Sr. Unsec’d. Notes, GMTN(a)	5.597(ff)	03/24/51	118,348	129,315,396
Sr. Unsec’d. Notes, MTN	2.802(ff)	01/25/52	21,457	14,761,916
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	46,547,261
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	29,190	27,640,486
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	10,818,160
Sub. Notes, GMTN	4.350	09/08/26	15,545	15,273,035
Sub. Notes, MTN	3.950	04/23/27	16,325	15,776,720
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	5,539	5,248,981
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	25,400	25,266,569
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	5,790	5,700,864

PNC Bank NA, Sub. Notes	4.050	07/26/28	1,200	1,159,870
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes(a)	3.450	04/23/29	19,895	18,845,941

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488%(ff)	12/14/26	47,800	$42,630,215
State Street Corp., Sub. Notes	2.200	03/03/31	25,766	21,471,788
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	9.254(c)	09/30/24	73,420	71,385,219
Truist Bank, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,656,132
Truist Financial Corp.,
Jr. Sub. Notes, Series N	4.800(ff)	09/01/24(oo)	34,643	33,365,349
Sub. Notes, MTN	3.875	03/19/29	7,550	7,146,785
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.008(ff)	07/30/24	11,645	11,399,940
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27	17,775	15,873,075
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	12,382,168
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	21,582	21,103,365
Sr. Unsec’d. Notes, 144A	4.125	04/15/26	2,440	2,382,498

UniCredit SpA (Italy), Sr. Unsec’d. Notes, 144A	2.569(ff)	09/22/26	28,415	25,746,959
Wells Fargo & Co.,
Sr. Unsec’d. Notes	3.068(ff)	04/30/41	64,795	50,628,771
Sr. Unsec’d. Notes, MTN	2.164(ff)	02/11/26	8,235	7,770,030
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	100,840	87,078,107
Sr. Unsec’d. Notes, MTN(a)	2.879(ff)	10/30/30	55,529	49,124,482
Sr. Unsec’d. Notes, MTN(a)	4.478(ff)	04/04/31	172,484	167,939,614
				4,389,277,629
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,400	25,184,864
Gtd. Notes	4.900	02/01/46	49,345	47,732,953
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	39,566	41,491,500
Gtd. Notes(a)	5.550	01/23/49	45,117	48,365,465
Gtd. Notes	8.000	11/15/39	1,880	2,410,454
Gtd. Notes	8.200	01/15/39	445	585,386
				165,770,622

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.1%
Cemex SAB de CV (Mexico), Gtd. Notes, 144A	5.450%	11/19/29		413	$396,924
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24		2,300	2,285,296
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26		3,315	3,132,882
Sr. Unsec’d. Notes	4.300	07/15/47		22,500	18,968,454
Sr. Unsec’d. Notes	4.400	01/30/48		4,370	3,741,442

Smyrna Ready Mix Concrete LLC, Sr. Sec’d. Notes, 144A	6.000	11/01/28		7,200	6,553,988
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31		18,650	14,837,214
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		50	42,869
Sr. Unsec’d. Notes, 144A(a)	4.750	01/15/28		1,325	1,241,137
					51,200,206
Chemicals 0.6%
Ashland LLC, Gtd. Notes	6.875	05/15/43		11,140	11,294,713
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes(a)	4.500	01/10/28		2,600	2,446,925
Gtd. Notes, 144A	4.500	01/10/28		13,200	12,422,850
Gtd. Notes, 144A	4.500	01/31/30		3,000	2,631,600
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		8,565	7,802,066
Gtd. Notes	5.375	03/15/44		19,358	18,570,967

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.125	09/22/24	EUR	4,395	4,464,466
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.375	11/15/42		75	67,016
Sr. Unsec’d. Notes	4.800	05/15/49		10,718	9,787,673
Sr. Unsec’d. Notes	5.250	11/15/41		2,101	2,083,882
Sr. Unsec’d. Notes	5.550	11/30/48		504	509,139
Sr. Unsec’d. Notes	6.900	05/15/53		5,650	6,701,702
Sr. Unsec’d. Notes	9.400	05/15/39		125	174,117

FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		12,925	11,116,287
LYB International Finance BV, Gtd. Notes	4.875	03/15/44		10,495	9,431,719
LYB International Finance III LLC,
Gtd. Notes	3.375	10/01/40		14,600	11,217,913

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance III LLC, (cont’d.)
Gtd. Notes	4.200%	10/15/49		39,600	$32,197,212
Gtd. Notes(a)	4.200	05/01/50		13,410	10,879,522
Monitchem HoldCo 2 SA (Luxembourg),
Gtd. Notes	9.500	09/15/26	EUR	1,900	1,955,089
Gtd. Notes, 144A	9.500	09/15/26	EUR	3,700	3,807,278

Mosaic Co. (The), Sr. Unsec’d. Notes	5.625	11/15/43		3,455	3,470,305
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		1,589	1,559,206
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		3,190	3,086,325
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,164,919
Sr. Unsec’d. Notes	5.250	01/15/45		8,000	7,870,774
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24		47,980	47,305,881
Gtd. Notes(a)	6.500	09/27/28		7,510	7,242,664

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,204,521
TPC Group, Inc., Sr. Sec’d. Notes, 144A	13.000	12/16/27		4,604	4,709,666
Valvoline, Inc., Gtd. Notes, 144A	4.250	02/15/30		95	93,432
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27		2,131	1,988,248
					241,258,077
Commercial Services 0.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28		1,889	1,759,952
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26		3,420	3,293,084
Sr. Unsec’d. Notes, 144A(a)	6.000	06/01/29		31,075	24,979,517
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		21,390	18,395,400
Sr. Sec’d. Notes, 144A	4.625	06/01/28		14,970	12,761,925

AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27		50	46,379

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
California Institute of Technology,
Sr. Unsec’d. Notes	3.650%	09/01/2119		39,775	$28,562,935
Sr. Unsec’d. Notes	4.700	11/01/2111		2,105	1,950,484

DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN(a)	6.850	07/02/37		2,000	2,252,875
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,241,570
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	26,839,998
Gtd. Notes, 144A	3.300	12/01/26		10,390	9,777,481
Gtd. Notes, 144A	3.800	11/01/25		17,535	16,928,986
Gtd. Notes, 144A	4.200	11/01/46		7,890	6,693,359
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,329,267
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,587,626
Gtd. Notes, 144A	7.000	10/15/37		4,090	4,761,676

Global Payments, Inc., Sr. Unsec’d. Notes	4.950	08/15/27		10,005	10,017,042
Johns Hopkins University, Sr. Unsec’d. Notes, Series A	2.813	01/01/60		8,040	5,346,129
Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	6,392,919
Loxam SAS (France), Sr. Sub. Notes	4.500	04/15/27	EUR	8,735	8,314,749
Massachusetts Institute of Technology,
Unsec’d. Notes	3.885	07/01/2116		18,113	14,428,267
Unsec’d. Notes	4.678	07/01/2114		3,000	2,857,159
President & Fellows of Harvard College,
Unsec’d. Notes(a)	2.517	10/15/50		8,950	6,347,111
Unsec’d. Notes	3.150	07/15/46		9,930	8,124,503
Unsec’d. Notes	3.300	07/15/56		3,840	3,078,119
Unsec’d. Notes	3.619	10/01/37		4,010	3,658,969

Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/2119		1,065	773,316
United Rentals North America, Inc.,
Gtd. Notes(a)	3.750	01/15/32		5,275	4,561,163
Gtd. Notes(a)	4.875	01/15/28		70,980	68,762,375
Gtd. Notes(a)	5.250	01/15/30		15,359	14,864,727

University of Chicago (The), Unsec’d. Notes, Series 20B	2.761	04/01/45		6,560	5,267,917

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
University of Southern California,
Sr. Unsec’d. Notes, Series A	3.226%	10/01/2120		5,210	$3,392,007
Unsec’d. Notes, Series 2017	3.841	10/01/47		9,375	8,227,216
					352,576,202
Computers 0.1%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	2,500	2,457,149
Hurricane Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A (original cost $26,250,000; purchased 07/31/20)(f)	8.000	10/15/25	GBP	20,000	22,437,870
Leidos, Inc., Gtd. Notes	2.300	02/15/31		20,140	16,248,290
NCR Corp., Gtd. Notes, 144A	5.750	09/01/27		500	487,772
					41,631,081
Diversified Financial Services 1.1%
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		1,357	1,320,961
ALEX Alpha LLC, U.S. Gov’t. Gtd. Notes	1.617	08/15/24		761	747,003
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		43,775	39,621,978
CDP Financial, Inc. (Canada),
Gtd. Notes	5.600	11/25/39		1,200	1,333,971
Gtd. Notes, 144A	5.600	11/25/39		4,045	4,496,595
Charles Schwab Corp. (The),
Jr. Sub. Notes, Series G	5.375(ff)	06/01/25(oo)		23,050	22,949,296
Jr. Sub. Notes, Series H	4.000(ff)	12/01/30(oo)		28,365	24,357,435

Citigroup Global Markets Holdings, Inc., Gtd. Notes, GMTN	4.100(cc)	06/12/24		42,866	42,253,947
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,407,818
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24		6,522	6,401,211
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270%^	6.729(c)	05/31/25		196,680	188,812,800
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.750	10/15/32		39,020	31,142,648

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Jefferies Financial Group, Inc., (cont’d.)
Sr. Unsec’d. Notes	6.500%	01/20/43		820	$863,080
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28		15,055	13,152,352
Gtd. Notes, 144A	6.000	01/15/27		15,935	14,812,725
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28		8,050	6,777,111
Gtd. Notes	5.375	11/15/29		102	89,284
Gtd. Notes(a)	6.625	01/15/28		5,050	4,915,326

PennyMac Financial Services, Inc., Gtd. Notes, 144A(a)	4.250	02/15/29		5,100	4,191,609
Penta Aircraft Leasing LLC, U.S. Gov’t. Gtd. Notes	1.691	04/29/25		1,050	1,020,194
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.923(s)	06/02/25		1,887	1,748,014
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	3,060	2,683,798
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	0.550	07/30/24		9,000	8,441,645
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24		2,384	2,350,288
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25		3,595	3,491,916

VistaJet Malta Finance PLC/XO Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A(a)	6.375	02/01/30		1,925	1,694,000
					444,077,005
Electric 3.1%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes	3.100	12/01/26		1,300	1,238,296
Sr. Unsec’d. Notes	3.750	12/01/47		5,595	4,709,342
Sr. Unsec’d. Notes	3.800	06/15/49		7,345	6,186,014
Sr. Unsec’d. Notes, Series M	3.650	04/01/50		7,206	5,927,852

Alexander Funding Trust, Sr. Sec’d. Notes, 144A	1.841	11/15/23		95,000	91,612,001
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25		15,645	15,162,558
Avangrid, Inc., Sr. Unsec’d. Notes	3.800	06/01/29		21,920	20,624,600
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/34		15,381	13,555,840

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250%	06/01/26	166	$160,844
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	18,942	16,462,329
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	41,875	35,882,721
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	46,616	42,196,976

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	5,853,614
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	23,111,754
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,130,701
CMS Energy Corp., Jr. Sub. Notes	4.750(ff)	06/01/50	23,485	21,367,829
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	45,602	41,848,385
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,223,994
First Mortgage	4.350	11/15/45	2,780	2,532,824
First Mortgage	6.450	01/15/38	690	805,019
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	6,319,454
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,540,350
Dominion Energy, Inc.,
Jr. Sub. Notes, Series B	4.650(ff)	12/15/24(oo)	23,040	21,580,040
Sr. Unsec’d. Notes, Series C	3.375	04/01/30	665	606,769
Sr. Unsec’d. Notes, Series D	2.850	08/15/26	5,685	5,326,898

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	37,340	34,927,571
Duke Energy Carolinas LLC,
First Mortgage	3.950	03/15/48	6,745	5,776,190
First Mortgage	4.250	12/15/41	6,000	5,505,656
First Ref. Mortgage	3.750	06/01/45	3,045	2,553,422
First Ref. Mortgage	4.000	09/30/42	1,025	899,309

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,485	11,679,923
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,147,173
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	776,357
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	7,775	7,372,752

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.875%	07/12/28	12,375	$10,320,878
Gtd. Notes, 144A	3.500	04/06/28	17,195	15,747,769

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,192,366
Entergy Louisiana LLC,
Collateral Trust	3.120	09/01/27	12,955	12,204,637
Collateral Trust	3.250	04/01/28	5,000	4,694,950
Collateral Trust	4.200	09/01/48	35,565	31,514,155
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes(a)	7.125	02/11/25	13,000	12,405,250
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	20,613,709
Sr. Unsec’d. Notes, 144A, MTN	6.750	08/06/23	2,800	2,742,950

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,199,379
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A	4.350	01/15/25	9,188	8,999,356
Sr. Unsec’d. Notes, 144A	5.450	07/15/44	815	803,776
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	8,641,072
First Mortgage	3.950	03/01/48	8,210	7,248,979

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	25,625	24,014,787
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,006,618
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	9,024,957
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, MTN	8.910	11/18/24	590	633,208
Local Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	204,273
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	5	5,574
Local Gov’t. Gtd. Notes, Series FSA	8.500	12/01/29	60	75,858
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	130	159,717
Local Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	575,225
Local Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	18,767	23,057,054
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	15,025	18,996,081
Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	7,800	10,109,068
Local Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	29,048	38,942,812
Local Gov’t. Gtd. Notes, Series IO	8.050	07/07/24	1,940	2,026,502
Local Gov’t. Gtd. Notes, Series MBIA	8.250	04/15/26	25	27,869
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	11	12,587

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33	15	$16,040
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23	475	474,093
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,635,347
Sr. Unsec’d. Notes	4.100	09/26/28	3,260	3,202,358

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	6,350	5,878,718
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN(a)	4.250	08/14/28	23,410	22,346,308
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	6,500	6,467,500

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42	17,732	17,468,230
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49	4,399	3,930,216
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	1,865	1,707,184
Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	507,876
NextEra Energy Capital Holdings, Inc., Gtd. Notes(a)	4.800(ff)	12/01/77	12,235	10,999,315
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	12,825	12,248,334
Gtd. Notes	6.625	01/15/27	3,051	3,053,569
Gtd. Notes, 144A	3.375	02/15/29	875	724,995
Gtd. Notes, 144A	3.625	02/15/31	13,000	10,305,710
Gtd. Notes, 144A	3.875	02/15/32	4,050	3,154,324
Gtd. Notes, 144A	5.250	06/15/29	12,110	10,933,523

Oglethorpe Power Corp., First Mortgage, 144A	4.500	04/01/47	8,000	6,849,531
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,771,895
Pacific Gas & Electric Co.,
First Mortgage	4.550	07/01/30	22,381	20,877,760
First Mortgage	4.750	02/15/44	5,535	4,525,467
PacifiCorp,
First Mortgage(a)	2.700	09/15/30	10,355	9,230,083
First Mortgage	3.300	03/15/51	4,510	3,497,796
First Mortgage	3.350	07/01/25	9,960	9,621,649
PECO Energy Co.,
First Mortgage	4.375	08/15/52	4,050	3,849,516

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
PECO Energy Co., (cont’d.)
First Ref. Mortgage	4.800%	10/15/43		6,449	$6,158,610
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	2,120	1,690,828
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	7,000	7,361,772
Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	8,854	7,061,600
PG&E Corp.,
Sr. Sec’d. Notes	5.000	07/01/28		50	46,775
Sr. Sec’d. Notes	5.250	07/01/30		50	46,073

PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	7,957,956
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	2,622,785
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	3.650	09/01/42		1,990	1,689,207
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	9,904,582
Sr. Sec’d. Notes	4.434	11/15/41		2,550	2,246,516

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	16,470,792
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	9,646,147
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,382,077
Sempra Energy,
Sr. Unsec’d. Notes	3.400	02/01/28		28,195	26,740,657
Sr. Unsec’d. Notes	3.800	02/01/38		20,485	17,948,765

Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	695,765
Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	4,185,551
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,749,311
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		26,125	24,593,101
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		92,575	90,675,858
Vistra Operations Co. LLC,
Gtd. Notes, 144A(a)	4.375	05/01/29		26,000	22,885,580
Gtd. Notes, 144A(a)	5.000	07/31/27		37,011	34,812,612
Gtd. Notes, 144A	5.500	09/01/26		500	487,102
Gtd. Notes, 144A	5.625	02/15/27		17,900	17,345,549

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Vistra Operations Co. LLC, (cont’d.)
Sr. Sec’d. Notes, 144A	3.550%	07/15/24	4,000	$3,864,247
Sr. Sec’d. Notes, 144A	3.700	01/30/27	1,800	1,673,862
				1,246,027,790
Electrical Components & Equipment 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	5,915	6,009,090
Gtd. Notes, 144A(a)	7.250	06/15/28	7,895	8,120,111
				14,129,201
Electronics 0.1%
Sensata Technologies BV, Gtd. Notes, 144A	5.000	10/01/25	11,275	11,125,944
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26	20,000	17,434,583
				28,560,527
Energy-Alternate Sources 0.0%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	100	93,647
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	6,763	6,644,579
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	10/27/27	2,275	1,977,544
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47	10,000	8,058,000
Sr. Sec’d. Notes, 144A	3.875	04/30/28	9,000	8,554,590
Sr. Sec’d. Notes, 144A	4.250	10/31/26	4,524	4,366,508
Sr. Sec’d. Notes, 144A	5.500	10/31/46	1,425	1,149,811
Sr. Sec’d. Notes, 144A	5.500	07/31/47	10,000	8,058,000
				38,809,032

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment 0.4%
AMC Entertainment Holdings, Inc., Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000%	06/15/26		15,720	$7,917,278
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250	07/01/25		3,620	3,606,448
Sr. Sec’d. Notes, 144A	7.000	02/15/30		5,550	5,655,573
Sr. Unsec’d. Notes, 144A(a)	4.625	10/15/29		2,695	2,302,236
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $1,016,759; purchased 10/17/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	1,065	577,246
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 11.625% (original cost $273,259; purchased 11/08/19 - 10/31/22)(f)	13.625	11/30/27(d)		299	163,597
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and PIK 3.000% (original cost $12,927,980; purchased 07/24/20 - 09/30/22)(f)	11.000	09/30/26(d)	EUR	11,336	11,017,716
Sr. Sec’d. Notes, 144A, Cash coupon 2.000% and PIK 11.625% (original cost $2,550,443; purchased 10/23/19 - 10/31/22)(a)(f)	13.625	11/30/27(d)		2,945	1,608,485

Codere New Holdco SA (Luxembourg), Sr. Sec’d. Notes, 144A, Cash coupon N/A or PIK 7.500% (original cost $6,131,227; purchased 11/19/21 - 10/31/22)(f)	7.500	11/30/27(d)	EUR	4,686	2,485,814
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26		8,900	8,953,898
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	5.250	01/15/29		500	476,250
Sr. Sec’d. Notes, 144A	6.250	01/15/27		8,150	8,150,000

Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A(a)	4.125	07/01/29		3,400	2,811,032
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes, 144A(a)	5.875	09/01/31		8,100	5,647,778
Scientific Games International, Inc., Gtd. Notes, 144A	8.625	07/01/25		3,273	3,356,673
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		38,595	32,952,039
Gtd. Notes, 144A	5.141	03/15/52		41,150	34,182,661
Gtd. Notes, 144A	5.391	03/15/62		16,965	14,120,842

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750%	04/15/25		4,225	$4,239,321
					150,224,887
Foods 1.3%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	18,615,880
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.500	02/15/23		10,000	9,988,198
Gtd. Notes, 144A	3.500	03/15/29		125	107,819
Gtd. Notes, 144A	5.875	02/15/28		3,935	3,847,531

B&G Foods, Inc., Gtd. Notes(a)	5.250	09/15/27		3,250	2,627,182
Bellis Acquisition Co. PLC (United Kingdom), Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	211,200	214,147,300
Bellis Finco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	66,355	59,067,850
Cencosud SA (Chile), Gtd. Notes, 144A(a)	4.375	07/17/27		3,835	3,671,533
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	3.750	12/01/31		600	508,715
Gtd. Notes, 144A	5.125	02/01/28		12,454	12,202,428
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		621	604,464
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26		13,358	12,717,256
Gtd. Notes	4.375	06/01/46		33,747	29,489,139
Gtd. Notes	4.625	10/01/39		11,930	10,974,048
Gtd. Notes	4.875	10/01/49		4,043	3,782,635
Gtd. Notes	5.000	07/15/35		2,308	2,314,495
Gtd. Notes	5.000	06/04/42		3,460	3,331,586
Gtd. Notes	5.200	07/15/45		7,635	7,459,976

Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	64,153	61,263,909
Mars, Inc.,
Gtd. Notes, 144A	3.875	04/01/39		14,850	13,288,541
Gtd. Notes, 144A	4.200	04/01/59		12,865	11,108,989
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	4.250	04/15/31		16,375	14,204,724

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Pilgrim’s Pride Corp., (cont’d.)
Gtd. Notes, 144A	5.875%	09/30/27		6,575	$6,521,441
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30		50	44,001
Sr. Unsec’d. Notes, 144A(a)	4.500	09/15/31		1,420	1,224,722

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.150	08/15/44		2,615	2,598,765
					505,713,127
Forest Products & Paper 0.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	3,947,226
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		1,503	1,462,545
Sr. Unsec’d. Notes	5.625	05/20/24		2,158	2,125,976
Sr. Unsec’d. Notes	5.750	05/20/27		17,168	16,179,757
Sr. Unsec’d. Notes	5.875	08/20/26		13,975	13,498,744

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,208,956
NiSource, Inc.,
Sr. Unsec’d. Notes	3.600	05/01/30		11,180	10,352,379
Sr. Unsec’d. Notes	4.800	02/15/44		3,815	3,627,696

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	14,415,387
Southern California Gas Co.,
First Mortgage, Series VV	4.300	01/15/49		9,350	8,204,399
Sr. Sec’d. Notes, Series UU	4.125	06/01/48		5,260	4,490,127

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,339,023
					77,904,989
Healthcare-Products 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	4.900	11/30/46		458	478,035
DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	44,291	33,732,184

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29		31,500	$26,952,628
Sr. Unsec’d. Notes, 144A(a)	5.250	10/01/29		14,175	11,895,976
Medtronic Global Holdings SCA,
Gtd. Notes	1.375	10/15/40	EUR	26,375	19,414,696
Gtd. Notes	1.625	03/07/31	EUR	2,720	2,579,364
Gtd. Notes	1.625	10/15/50	EUR	24,085	16,069,301
Gtd. Notes	2.250	03/07/39	EUR	10,445	9,127,741

Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	16,489,475
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	19,297,371
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	11,985,621

Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	36,452,710
					204,475,102
Healthcare-Services 1.4%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	6,722,736
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	11,639,035
Unsec’d. Notes, Series 2020	2.211	06/15/30		14,025	11,854,036
Unsec’d. Notes, Series 2020	3.008	06/15/50		23,620	17,012,022
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42		4,540	4,185,807
Sr. Unsec’d. Notes	6.750	12/15/37		5,365	6,071,565
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46		3,020	2,655,995
Sr. Unsec’d. Notes, Series B	2.532	11/15/29		29,625	26,073,252
Sr. Unsec’d. Notes, Series B	3.106	11/15/39		4,680	3,798,214

BayCare Health System, Inc., Sr. Unsec’d. Notes, Series 2020	3.831	11/15/50		14,365	12,256,586
Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114		2,815	2,637,503
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31		50	38,869
Gtd. Notes, 144A	4.625	06/01/30		5,845	4,924,251
Elevance Health, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29		10,600	9,570,181
Sr. Unsec’d. Notes	4.101	03/01/28		7,840	7,691,717
Sr. Unsec’d. Notes	4.650	01/15/43		1,650	1,583,841

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Hackensack Meridian Health, Inc., Sec’d. Notes, Series 2020	2.675%	09/01/41	40,545	$29,787,394
HCA, Inc.,
Gtd. Notes	5.125	06/15/39	14,929	14,064,018
Gtd. Notes	5.375	02/01/25	8,675	8,708,545
Gtd. Notes	5.875	02/15/26	323	328,314
Gtd. Notes	7.500	11/06/33	20,412	22,527,582
Gtd. Notes, MTN	7.750	07/15/36	20,400	23,003,778
Humana, Inc.,
Sr. Unsec’d. Notes	3.950	03/15/27	6,745	6,588,817
Sr. Unsec’d. Notes	4.875	04/01/30	75,000	75,362,198

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	9,178,365
Kaiser Foundation Hospitals,
Gtd. Notes	4.150	05/01/47	15,275	14,019,436
Gtd. Notes, Series 2019(a)	3.266	11/01/49	21,296	16,630,939

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375	02/15/27	5,025	4,393,105
Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52	8,312	7,531,845
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52	675	606,688
Methodist Hospital (The), Unsec’d. Notes, Series 20A	2.705	12/01/50	32,095	21,724,097
Montefiore Obligated Group, Unsec’d. Notes	4.287	09/01/50	8,570	5,465,668
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	17,745	13,185,477
New York & Presbyterian Hospital (The),
Unsec’d. Notes	4.763	08/01/2116	3,615	3,245,794
Unsec’d. Notes, Series 2019	3.954	08/01/2119	14,835	11,109,603

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44	6,375	6,139,860
Orlando Health Obligated Group, Sr. Unsec’d. Notes	3.327	10/01/50	9,850	7,204,201
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	3.218	11/15/50	14,445	10,260,859
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47	2,900	2,345,492
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	13,180	11,761,831
Sr. Unsec’d. Notes	3.500	03/30/25	8,005	7,779,392

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A(a)	9.750%	12/01/26	6,000	$5,255,550
Tenet Healthcare Corp.,
Gtd. Notes(a)	6.125	10/01/28	11,074	10,313,308
Sr. Sec’d. Notes(a)	4.250	06/01/29	5,375	4,782,257
Sr. Sec’d. Notes	4.375	01/15/30	2,489	2,215,218
Sr. Sec’d. Notes	4.625	06/15/28	98	90,980
Sr. Sec’d. Notes	4.875	01/01/26	1,190	1,158,787
Sr. Sec’d. Notes	5.125	11/01/27	24,655	23,733,486
Sr. Unsec’d. Notes(a)	6.875	11/15/31	14,600	13,488,027
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55	3,450	3,126,640
Sec’d. Notes, Series 2019	3.372	11/15/51	2,250	1,673,208
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.750	05/15/40	14,785	11,424,618
Sr. Unsec’d. Notes	4.375	03/15/42	615	582,922
Sr. Unsec’d. Notes	4.625	07/15/35	5,475	5,529,487
Sr. Unsec’d. Notes	4.625	11/15/41	1,725	1,678,912
Sr. Unsec’d. Notes	5.700	10/15/40	185	201,663
Sr. Unsec’d. Notes	5.800	03/15/36	669	742,306

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813	09/01/48	1,560	1,473,701
				549,139,978
Home Builders 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	4,675	3,900,727
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	1,775	1,482,273
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	50	45,118
Gtd. Notes	6.750	03/15/25	59	57,852
Gtd. Notes	7.250	10/15/29	1,350	1,247,547
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	1,000	773,500
Gtd. Notes, 144A(a)	6.250	09/15/27	1,525	1,352,721
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	6,025	4,759,750
Century Communities, Inc.,
Gtd. Notes	6.750	06/01/27	5,575	5,518,242
Gtd. Notes, 144A	3.875	08/15/29	1,150	967,633

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes	4.000%	06/15/31	3,200	$2,688,777
Gtd. Notes	4.800	11/15/29	50	44,915

Lennar Corp., Gtd. Notes	5.250	06/01/26	50	50,590
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	4.625	03/01/30	50	42,042
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,319,878
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	7,476	7,557,252
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	500	438,767
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.750	01/15/28	6,683	6,485,205
Gtd. Notes, 144A	5.875	06/15/27	8,150	8,016,643
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	2,855	2,609,746
				52,359,178
Household Products/Wares 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	2.750	06/26/24	10,000	9,701,210
Spectrum Brands, Inc., Gtd. Notes	5.750	07/15/25	43	42,676
				9,743,886
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	4.450	04/01/26	19,245	18,280,978
Sr. Unsec’d. Notes	4.875	06/01/25	850	830,547
Scotts Miracle-Gro Co. (The),
Gtd. Notes(a)	4.375	02/01/32	1,800	1,471,513
Gtd. Notes	5.250	12/15/26	52	51,211

SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	4,548	2,986,352
				23,620,601

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875%	06/21/27	EUR	46,400	$46,460,176
Sr. Unsec’d. Notes	3.900	04/01/26		13,440	13,166,098

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	5,946,719
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,157,202
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50		9,400	6,784,163
Gtd. Notes	4.300	05/15/43		4,365	4,202,657
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900	05/01/29		16,610	15,632,540
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,187,983
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	11,956,319

Everest Reinsurance Holdings, Inc., Sr. Unsec’d. Notes	3.500	10/15/50		27,295	20,342,028
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	421,787
Sr. Unsec’d. Notes	5.950	10/15/36		755	806,380
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,061,062

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	16,635,592
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60		26,250	19,551,793
Gtd. Notes, 144A	3.951	10/15/50		13,748	10,690,259
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,638,390
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	9,549,859
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	4,093,285
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	7,508,276
Markel Corp.,
Sr. Unsec’d. Notes	5.000	03/30/43		300	272,555
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	6,949,200
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	13,139,358

Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	570,593
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	6,275,814
Gtd. Notes	4.350	05/15/43		760	646,901
Gtd. Notes	4.625	09/15/42		275	244,159

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	03/15/23(oo)		15,110	14,881,150

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)

Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000%	07/15/34	525	$573,346
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900	09/15/44	16,598	16,212,159
Sub. Notes, 144A	6.850	12/16/39	325	376,581

Willis North America, Inc., Gtd. Notes	3.600	05/15/24	20,670	20,235,856
				297,170,240
Internet 0.0%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	200	170,873
Expedia Group, Inc., Gtd. Notes(a)	2.950	03/15/31	5,930	4,994,176
				5,165,049
Iron/Steel 0.0%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	40	39,428
Lodging 0.2%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A(a)	3.625	02/15/32	4,900	4,098,937
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	2,250	2,013,738
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series GG	3.500	10/15/32	17,030	15,031,891
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,700	35,827,532
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	500	471,127
Gtd. Notes	4.750	10/15/28	3,000	2,719,032
Gtd. Notes(a)	5.500	04/15/27	1,532	1,479,985
Gtd. Notes	5.750	06/15/25	25	24,672

Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.625	08/08/25	10,815	10,666,294
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.500	01/15/26	13,500	12,622,500
				84,955,708

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Machinery-Diversified 0.3%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500%	01/01/30		7,025	$7,176,153
TK Elevator Holdco GmbH (Germany), Sr. Unsec’d. Notes(a)	6.625	07/15/28	EUR	31,146	29,853,520
TK Elevator Midco GmbH (Germany),
Sr. Sec’d. Notes, 3 Month EURIBOR + 4.750% (Cap N/A, Floor 4.750%)(a)	7.038(c)	07/15/27	EUR	24,306	26,137,245
Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	43,500	42,735,953

Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28		11,817	11,717,101
					117,619,972
Media 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32		18,200	15,072,157
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		12,250	10,202,904
Sr. Unsec’d. Notes, 144A	4.250	01/15/34		3,975	3,106,898
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		7,175	5,830,066
Sr. Unsec’d. Notes, 144A(a)	4.750	03/01/30		11,025	9,640,879
Sr. Unsec’d. Notes, 144A	5.375	06/01/29		14,107	13,046,236
Sr. Unsec’d. Notes, 144A	5.500	05/01/26		17,056	16,763,419
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	3.700	04/01/51		70,000	46,327,275
Sr. Sec’d. Notes	3.900	06/01/52		15,490	10,536,187
Sr. Sec’d. Notes	4.800	03/01/50		9,593	7,534,941
Sr. Sec’d. Notes	5.125	07/01/49		40,050	33,041,662
Sr. Sec’d. Notes	5.375	04/01/38		6,070	5,430,445
Sr. Sec’d. Notes	5.375	05/01/47		26,899	22,928,161
Sr. Sec’d. Notes	5.750	04/01/48		27,908	24,832,489
Sr. Sec’d. Notes	6.384	10/23/35		7,110	7,243,962
Sr. Sec’d. Notes	6.484	10/23/45		4,326	4,245,032
Sr. Sec’d. Notes	6.834	10/23/55		7,580	7,527,337
Comcast Corp.,
Gtd. Notes	3.969	11/01/47		16	13,819
Gtd. Notes	4.250	10/15/30		21,595	21,360,672

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26		15,505	14,717,742
CSC Holdings LLC,
Gtd. Notes, 144A(a)	3.375	02/15/31		6,510	4,540,829
Gtd. Notes, 144A	4.500	11/15/31		2,500	1,841,866

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
CSC Holdings LLC, (cont’d.)
Gtd. Notes, 144A	5.375%	02/01/28		208	$174,728
Gtd. Notes, 144A	5.500	04/15/27		6,800	5,986,442
Gtd. Notes, 144A	6.500	02/01/29		700	606,359
Sr. Unsec’d. Notes, 144A(a)	4.625	12/01/30		8,450	4,997,091
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		11,500	7,251,977
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28		6,465	4,722,959
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $22,541,573; purchased 07/18/19 - 10/19/20)(f)	6.625	08/15/27		35,072	713,670
Sec’d. Notes, 144A (original cost $31,014,023; purchased 07/18/19 - 09/01/22)(a)(f)	5.375	08/15/26		104,920	7,647,343
Discovery Communications LLC,
Gtd. Notes	4.000	09/15/55		12,175	8,366,959
Gtd. Notes	5.200	09/20/47		11,154	9,301,178
Gtd. Notes	5.300	05/15/49		13,607	11,505,811
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29		17,000	10,811,073
Gtd. Notes(a)	5.875	11/15/24		5,185	4,895,858
Gtd. Notes	7.375	07/01/28		1,345	966,971
Gtd. Notes	7.750	07/01/26		43,472	35,265,627

Gray Television, Inc., Gtd. Notes, 144A	5.875	07/15/26		50	45,842
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.500	09/15/28		367	191,021
Time Warner Cable LLC, Sr. Sec’d. Notes	6.550	05/01/37		3,690	3,760,739
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		10,700	10,426,040
Sr. Sec’d. Notes, 144A	6.625	06/01/27		50	48,988

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	GBP	8,400	8,361,858
Virgin Media Vendor Financing Notes III DAC (United Kingdom), Sr. Sec’d. Notes	4.875	07/15/28	GBP	10,800	11,127,512
					432,961,024

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	14,510	$15,756,821
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	2,000	1,981,250
Gtd. Notes, 144A	7.500	04/01/25	2,500	2,462,625

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32	10,370	9,826,716
Freeport-McMoRan, Inc., Gtd. Notes	4.550	11/14/24	50	49,478
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42	3,050	2,838,318
Sr. Unsec’d. Notes	5.400	02/01/43	1,000	958,033
Sr. Unsec’d. Notes	6.000	08/15/40	8,563	8,703,807
				42,577,048
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	500	491,505
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	347	310,035

Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29	1,300	1,227,641
				2,029,181
Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	3.750	11/23/23	10,400	10,249,200
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.250% (Cap 2.000%, Floor 0.000%)	2.000(c)	02/16/24	6,838	6,692,212
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	2.590(c)	12/29/26	3,500	3,232,915
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	10,000	10,666,439
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23	2,000	1,980,125
Unsec’d. Notes	6.950	08/01/26	2,000	2,182,870
Unsec’d. Notes, MTN	6.290	07/16/27	2,756	2,968,867
Unsec’d. Notes, MTN(a)	6.750	07/15/27	13,630	14,950,727
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	02/07/23	9,000	8,996,296

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank), (cont’d.)
Notes, MTN	1.237%(s)	10/31/30	3,739	$2,692,491
Sr. Unsec’d. Notes	0.000(cc)	06/30/34	8,591	5,212,804
Sr. Unsec’d. Notes, MTN	0.000(cc)	07/31/34	4,605	3,069,532
Sr. Unsec’d. Notes, MTN	0.000(cc)	08/28/34	853	535,043
Sr. Unsec’d. Notes, MTN	0.000(cc)	11/28/34	273	185,677
Sr. Unsec’d. Notes, MTN	2.700	12/28/37	28,188	22,767,954
Unsec’d. Notes, MTN	3.448(s)	09/17/30	2,250	1,647,074
				98,030,226
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	3.250	02/15/29	50	43,467
Gtd. Notes	4.125	05/01/25	228	220,788
				264,255
Oil & Gas 2.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	14,625	14,554,108
Aker BP ASA (Norway), Sr. Unsec’d. Notes, 144A(a)	2.875	01/15/26	3,834	3,616,257
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	15,411	14,742,377
Gtd. Notes, 144A	9.000	11/01/27	11,231	13,906,138
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	10,775	10,614,722
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	29,438	28,251,348
Sr. Unsec’d. Notes(a)	5.400	06/15/47	14,665	14,121,911
Sr. Unsec’d. Notes(a)	6.750	11/15/39	10,478	11,481,117
Sr. Unsec’d. Notes	6.800	09/15/37	6,150	6,629,146
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	2,950	2,864,599
Gtd. Notes, 144A	5.875	02/01/29	4,900	4,694,053
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	6.375	06/15/26	539	528,436
Sr. Sec’d. Notes, 144A	7.000	06/15/25	6,194	6,144,464

CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	18,725	18,640,728
Continental Resources, Inc.,
Gtd. Notes	3.800	06/01/24	12,160	11,925,521

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc., (cont’d.)
Gtd. Notes	4.500%	04/15/23		3,915	$3,904,881

CrownRock LP/CrownRock Finance, Inc., Sr. Unsec’d. Notes, 144A	5.625	10/15/25		500	489,075
Devon Energy Corp.,
Sr. Unsec’d. Notes	5.250	09/15/24		50	50,154
Sr. Unsec’d. Notes	5.250	10/15/27		113	113,746
Sr. Unsec’d. Notes	5.600	07/15/41		14,172	14,043,112
Sr. Unsec’d. Notes	5.875	06/15/28		32	32,780
Sr. Unsec’d. Notes	8.250	08/01/23		500	507,327
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26		51,435	48,686,678
Gtd. Notes(a)	3.500	12/01/29		1,459	1,329,963
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	5.375	06/26/26		3,434	3,307,543
Sr. Unsec’d. Notes	5.875	09/18/23		71,841	71,661,398
Sr. Unsec’d. Notes	6.875	04/29/30		26,440	24,648,161
Sr. Unsec’d. Notes	8.875	01/13/33		4,248	4,349,102

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		10,493	10,364,173
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A(a)	4.500	03/30/24		33,234	32,361,608
Sr. Sec’d. Notes, 144A	4.875	03/30/26		27,119	25,403,723
Sr. Sec’d. Notes, 144A	5.375	03/30/28		8,890	8,152,130
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27		50	47,416
Sr. Unsec’d. Notes	7.000	02/01/30		50	53,179
Equinor ASA (Norway),
Gtd. Notes(a)	3.700	04/06/50		20,155	17,156,013
Gtd. Notes	4.250	11/23/41		9,026	8,429,907

Exxon Mobil Corp., Sr. Unsec’d. Notes(a)	3.452	04/15/51		26,280	21,428,922
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	1.450	03/06/23(d)	CHF	19,900	17,498,089
Sr. Unsec’d. Notes	2.250	11/22/24(d)	EUR	1,200	945,821
Sr. Unsec’d. Notes	2.500	03/21/26(d)	EUR	3,000	2,470,548
Sr. Unsec’d. Notes	3.125	11/17/23(d)	EUR	40,100	31,606,168
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	8,530	7,361,347

Gazprom PJSC via Gaz Finance PLC (Russia), Sr. Unsec’d. Notes, EMTN	1.500	02/17/27(d)	EUR	1,367	1,003,141
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29		6,066	5,643,125

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Hilcorp Energy I LP/Hilcorp Finance Co., (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	04/15/30		14,575	$13,640,058
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		3,200	2,946,253
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		4,320	4,147,582
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		18,650	17,225,019
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25		14,525	14,217,796
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		3,000	2,784,375

Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	9,726,025
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29		1,850	1,776,000
Gtd. Notes, 144A(a)	7.125	02/01/27		8,860	9,061,565
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	4,238,191
Sr. Unsec’d. Notes(a)	6.450	09/15/36		12,600	13,257,376
Sr. Unsec’d. Notes	6.625	09/01/30		50	53,128
Sr. Unsec’d. Notes	6.950	07/01/24		727	739,797
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	1,836,817

Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,063,413
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.625	01/16/34	GBP	22,380	24,233,681
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,210,736
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	14,826	13,592,583
Gtd. Notes	5.350	02/12/28		8,849	7,698,630
Gtd. Notes	6.490	01/23/27		22,735	21,267,456
Gtd. Notes	6.500	03/13/27		38,109	35,909,158
Gtd. Notes	6.500	01/23/29		19,625	17,722,356
Gtd. Notes(a)	6.625	06/15/35		2,920	2,279,352
Gtd. Notes	6.700	02/16/32		9,449	7,819,048
Gtd. Notes	6.840	01/23/30		13,189	11,436,182
Gtd. Notes	9.500	09/15/27		1,590	1,693,350
Gtd. Notes, EMTN	2.750	04/21/27	EUR	2,000	1,811,192
Gtd. Notes, EMTN	3.750	02/21/24	EUR	29,100	31,197,115
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	4,616,804
Gtd. Notes, EMTN	4.875	02/21/28	EUR	40,310	38,312,272
Gtd. Notes, EMTN	5.125	03/15/23	EUR	1,600	1,739,266
Gtd. Notes, MTN	4.625	09/21/23		5,319	5,254,108
Gtd. Notes, MTN(a)	6.750	09/21/47		18,446	12,750,798
U.S. Gov’t. Gtd. Notes, 3 Month LIBOR + 0.430%	5.036(c)	02/15/24		2,750	2,745,528

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Phillips 66,
Gtd. Notes(a)	2.150%	12/15/30		2,150	$1,793,941
Gtd. Notes	4.650	11/15/34		2,965	2,925,424

Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.900	08/15/30		6,410	5,255,884
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26		22,400	20,066,200
Sr. Unsec’d. Notes, 144A	3.125	07/12/41		22,410	17,708,102
Transocean, Inc.,
Gtd. Notes, 144A	7.500	01/15/26		4,450	4,183,000
Gtd. Notes, 144A	8.000	02/01/27		1,950	1,789,125
					920,488,841
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	2,678,464
Packaging & Containers 0.0%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	3,492	2,861,557
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26		500	456,250
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28		120	105,415
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,176,689
Gtd. Notes, 144A(a)	6.625	05/13/27		375	368,656
					4,968,567
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		14,395	14,038,754
Sr. Unsec’d. Notes	4.050	11/21/39		64,070	57,736,784
Sr. Unsec’d. Notes	4.400	11/06/42		25,402	23,449,733
Sr. Unsec’d. Notes	4.500	05/14/35		20,670	20,238,778
Sr. Unsec’d. Notes	4.550	03/15/35		59,564	58,485,325
Sr. Unsec’d. Notes	4.700	05/14/45		37,711	36,050,426
Sr. Unsec’d. Notes	4.750	03/15/45		10,308	9,904,636

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.850%	06/15/44	9,795	$9,528,255

AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,000	870,049
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,751,135
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	7,050	3,145,340
Gtd. Notes, 144A	5.000	02/15/29	10,965	4,824,600
Gtd. Notes, 144A	5.250	01/30/30	21,122	9,188,070
Gtd. Notes, 144A(a)	5.250	02/15/31	20,329	9,249,695
Gtd. Notes, 144A(a)	6.250	02/15/29	48,869	22,357,567
Gtd. Notes, 144A	7.000	01/15/28	2,750	1,251,250
Sr. Sec’d. Notes, 144A(a)	4.875	06/01/28	12,850	8,218,217
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	3.700	06/06/27	5,463	5,315,371
Sr. Unsec’d. Notes	3.734	12/15/24	1,082	1,063,071

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	4.125	06/15/39	11,360	10,685,030
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	10,000	9,711,292
Gtd. Notes	3.400	03/01/27	2,035	1,948,174
Gtd. Notes	4.375	10/15/28	31,225	30,964,653
Gtd. Notes	4.500	02/25/26	6,005	5,985,274
CVS Health Corp.,
Sr. Unsec’d. Notes(a)	1.875	02/28/31	36,290	29,407,441
Sr. Unsec’d. Notes	4.300	03/25/28	2,453	2,412,375
Sr. Unsec’d. Notes	5.125	07/20/45	5,000	4,812,105
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	7,361,369

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25(d)	2	115
Mylan, Inc., Gtd. Notes	5.400	11/29/43	38,126	32,852,844
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	8,917	8,782,754
Gtd. Notes	3.200	09/23/26	69,545	66,388,234

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	94,061	78,631,263

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Viatris, Inc.,
Gtd. Notes	3.850%	06/22/40	27,725	$20,229,683
Gtd. Notes	4.000	06/22/50	18,558	12,866,823
				621,706,485
Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	03/01/27	3,230	3,132,312
Gtd. Notes, 144A	5.750	01/15/28	630	604,087
Gtd. Notes, 144A	7.875	05/15/26	14,960	15,349,937

Cheniere Energy, Inc., Sr. Unsec’d. Notes	4.625	10/15/28	50	47,651
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	23,979,416
DCP Midstream Operating LP,
Gtd. Notes	5.125	05/15/29	50	49,940
Gtd. Notes	5.625	07/15/27	50	50,879

Eastern Gas Transmission & Storage, Inc., Sr. Unsec’d. Notes	4.600	12/15/44	245	216,633
Energy Transfer LP,
Gtd. Notes	5.350	05/15/45	2,240	2,043,827
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	65,450	59,504,308
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	19,835	18,699,354
Sr. Unsec’d. Notes	5.000	05/15/50	7,845	6,861,066
Sr. Unsec’d. Notes	5.150	03/15/45	1,222	1,102,413
Sr. Unsec’d. Notes	5.300	04/01/44	4,150	3,805,438
Sr. Unsec’d. Notes	5.300	04/15/47	6,095	5,523,291
Sr. Unsec’d. Notes	5.400	10/01/47	15,294	14,072,600
Sr. Unsec’d. Notes	6.050	06/01/41	2,500	2,548,576
Sr. Unsec’d. Notes	6.125	12/15/45	9,720	9,715,823
Sr. Unsec’d. Notes	6.250	04/15/49	37,960	38,549,130

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44	1,325	1,109,804
Enterprise Products Operating LLC,
Gtd. Notes(a)	3.200	02/15/52	42,775	30,640,490
Gtd. Notes	3.700	01/31/51	2,665	2,097,422
Gtd. Notes	3.950	01/31/60	6,000	4,761,164
Gtd. Notes	4.200	01/31/50	5,910	5,055,415
Gtd. Notes	4.250	02/15/48	5,593	4,847,286

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enterprise Products Operating LLC, (cont’d.)
Gtd. Notes	4.900%	05/15/46	18,296	$17,248,537
Gtd. Notes	4.950	10/15/54	5,000	4,613,227
Gtd. Notes	5.100	02/15/45	8,450	8,274,763
Gtd. Notes, Series D, 3 Month LIBOR + 2.986%	7.630(c)	08/16/77	9,502	9,017,365
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500	07/15/28	50	46,128
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	19	18,713

Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,254	4,071,639
Kinder Morgan Energy Partners LP,
Gtd. Notes	4.700	11/01/42	8,000	7,089,305
Gtd. Notes	5.000	03/01/43	1,958	1,777,134
Gtd. Notes	6.500	09/01/39	1,260	1,355,829

Kinder Morgan, Inc., Gtd. Notes(a)	2.000	02/15/31	35,000	28,307,663
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,264,163
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,201,885
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	13,791,956
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.900	04/01/24	20,820	20,336,131
Gtd. Notes, 144A	4.625	04/01/29	5,980	5,574,002
MPLX LP,
Sr. Unsec’d. Notes(a)	1.750	03/01/26	10,440	9,503,450
Sr. Unsec’d. Notes	4.000	03/15/28	6,490	6,233,319
Sr. Unsec’d. Notes	4.500	04/15/38	26,290	23,942,134
Sr. Unsec’d. Notes	4.950	03/14/52	1,560	1,382,123
Sr. Unsec’d. Notes	5.200	12/01/47	2,060	1,881,263

Northwest Pipeline LLC, Sr. Unsec’d. Notes	4.000	04/01/27	4,110	3,980,304
ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,079,492
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,605	31,962,671
Gtd. Notes	4.450	09/01/49	33,477	27,207,011
Gtd. Notes	4.950	07/13/47	59,765	52,259,755
Gtd. Notes	5.200	07/15/48	3,390	3,069,132
Gtd. Notes	6.000	06/15/35	4,200	4,223,247
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,275	8,341,933
Sr. Unsec’d. Notes	4.650	10/15/25	5,190	5,140,196

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600%	05/15/25	5,975	$5,668,396
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	6,500	5,530,807
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	10,617	9,784,602
Gtd. Notes, 144A	6.000	03/01/27	3,423	3,255,201
Gtd. Notes, 144A	6.000	12/31/30	3,975	3,620,603
Gtd. Notes, 144A	7.500	10/01/25	5,375	5,456,658

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.000	01/15/28	50	48,904
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	717,379
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	20,015	18,103,945
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	7,970	7,906,120
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	9,205	8,211,013
Sr. Sec’d. Notes, 144A	4.125	08/15/31	2,380	2,111,722
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,815	8,446,893
Sr. Unsec’d. Notes	4.300	02/01/30	50	45,775
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,090,890
Sr. Unsec’d. Notes	5.450	04/01/44	875	769,515
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	43,926	42,468,984
Sr. Unsec’d. Notes	3.900	01/15/25	18,356	18,006,101
Sr. Unsec’d. Notes	4.000	09/15/25	8,625	8,444,412
Sr. Unsec’d. Notes	4.850	03/01/48	1,086	990,513
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,427,500
Sr. Unsec’d. Notes	5.300	08/15/52	10,725	10,367,189
				728,035,854
Real Estate 0.1%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A(a)	7.875	11/15/25	6,050	5,446,372
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	3,517	3,034,849
Gtd. Notes, 144A	4.375	02/01/31	2,500	2,081,185
Gtd. Notes, 144A	5.375	08/01/28	500	463,609

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate (cont’d.)

Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875%	03/20/27		14,600	$13,633,782
Sinochem Offshore Capital Co. Ltd. (China), Gtd. Notes, EMTN	0.750	11/25/25	EUR	2,000	1,947,055
					26,606,852
Real Estate Investment Trusts (REITs) 0.8%
Alexandria Real Estate Equities, Inc., Gtd. Notes(a)	1.875	02/01/33		9,640	7,460,694
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24		14,830	14,409,867
Sr. Unsec’d. Notes	4.125	05/15/29		22,019	20,400,219
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31		13,046	8,851,806
Gtd. Notes	9.750	06/15/25		10,273	10,081,698
Sr. Unsec’d. Notes	4.750	05/01/24		2,498	2,168,723
Sr. Unsec’d. Notes	4.750	02/15/28		17,845	10,864,534
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	3.350	09/01/24		1,260	1,216,816
Gtd. Notes	5.250	06/01/25		2,555	2,535,760
Gtd. Notes	5.375	11/01/23		2,555	2,557,539
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes	3.400	02/01/25		537	520,162
Sr. Unsec’d. Notes	3.500	07/15/29		1,490	1,367,065

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	5,532,417
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series I	3.500	09/15/30		36,393	31,218,032
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(a)	5.000	10/15/27		1,866	1,577,848
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25		5,000	5,069,897
Realty Income Corp., Sr. Unsec’d. Notes	2.850	12/15/32		19,830	16,964,204
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		30,000	28,281,117
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		50,460	49,789,559

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes	3.500%	02/01/25		5,000	$4,846,990
Gtd. Notes	3.850	04/01/27		31,660	30,519,395
Gtd. Notes	4.400	01/15/29		4,765	4,572,353
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		25	22,520
Gtd. Notes, 144A	4.250	12/01/26		13,075	12,376,669
Gtd. Notes, 144A(a)	4.625	06/15/25		2,190	2,122,117
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27		2,640	2,427,271
Gtd. Notes	2.750	01/15/31		2,250	1,890,701
Gtd. Notes	4.000	06/01/25		6,960	6,811,515
Gtd. Notes	4.125	03/15/29		1,050	991,971
Gtd. Notes	4.250	04/01/26		14,095	13,828,999

WP Carey, Inc., Sr. Unsec’d. Notes	2.400	02/01/31		12,425	10,437,283
					311,715,741
Retail 0.5%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sec’d. Notes, 144A	4.000	10/15/30		12,500	10,640,625
At Home Group, Inc., Sr. Sec’d. Notes, 144A(a)	4.875	07/15/28		1,300	948,726
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	17,400,909
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes(a)	4.375	02/07/25	EUR	29,200	28,191,349
Sr. Sec’d. Notes	6.250	10/30/25	EUR	74,133	71,834,970
Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	12,500	12,079,477

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		6,200	5,468,384
Gap, Inc. (The), Gtd. Notes, 144A(a)	3.875	10/01/31		13,000	9,730,977
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes(a)	1.750	03/15/31		1,461	1,173,484
Patrick Industries, Inc., Gtd. Notes, 144A	7.500	10/15/27		300	297,187
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		39,699	39,301,680
					197,067,768

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137%	11/15/35	26,909	$20,889,571
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	184,190	140,803,450
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes	3.150	05/01/27	7,190	6,661,679
Gtd. Notes	3.400	05/01/30	9,130	8,146,425
				176,501,125
Software 0.3%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	2.500	09/15/50	2,035	1,364,399
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	50	44,489
Boxer Parent Co., Inc., Sec’d. Notes, 144A	9.125	03/01/26	14,859	14,164,197
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	1,535	1,094,267
Sr. Unsec’d. Notes	2.921	03/17/52	12,025	9,192,079
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	05/15/25	42,350	40,680,948
Sr. Unsec’d. Notes	3.800	11/15/37	18,135	15,250,307
Sr. Unsec’d. Notes	3.850	04/01/60	14,025	10,143,109
Sr. Unsec’d. Notes	4.100	03/25/61	11,026	8,346,427
				100,280,222
Telecommunications 2.3%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	10,202	9,538,870
AT&T, Inc.,
Sr. Unsec’d. Notes	2.300	06/01/27	3,300	3,013,886
Sr. Unsec’d. Notes	2.550	12/01/33	21,058	17,011,714
Sr. Unsec’d. Notes	3.500	09/15/53	113,155	83,677,524
Sr. Unsec’d. Notes	3.550	09/15/55	19,994	14,659,694
Sr. Unsec’d. Notes	3.650	09/15/59	73,611	53,933,634
Sr. Unsec’d. Notes	3.800	12/01/57	7,661	5,824,620
Sr. Unsec’d. Notes	4.300	02/15/30	15,455	15,076,224

Digicel Group Holdings Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $198,419; purchased 06/23/20 - 10/03/22)(f)	8.000	04/01/25	648	158,559

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $10,919,662; purchased 05/22/20 - 11/05/20)(a)(f)	8.000%	12/31/26		14,640	$6,293,529
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $28,037,753; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25		29,336	14,667,968
Sr. Sec’d. Notes, 144A (original cost $69,665,863; purchased 05/22/20 - 10/04/21)(a)(f)	8.750	05/25/24		68,274	58,685,770

Digicel Ltd. (Jamaica), Gtd. Notes, 144A (original cost $26,765,700; purchased 02/24/15 - 02/10/21)(f)	6.750	03/01/23		36,750	14,270,484
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26		15,350	14,497,921
Sr. Sec’d. Notes, 144A(a)	7.000	10/15/28		9,175	8,616,977
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)		2,000	2
Gtd. Notes, 144A^	8.500	10/15/24(d)		2,400	2
Gtd. Notes, 144A^(a)	9.750	07/15/25(d)		2,625	3
Sr. Sec’d. Notes, 144A	6.500	03/15/30		83,590	75,612,170

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27		21,986	19,042,582
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		1,000	675,566
Sr. Unsec’d. Notes, Series U	7.650	03/15/42		50	32,915

Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	05/23/29		20,980	20,488,305
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		29,300	36,176,149
Sprint LLC,
Gtd. Notes	7.125	06/15/24		39,580	40,464,564
Gtd. Notes	7.625	02/15/25		24,159	25,075,109
Gtd. Notes	7.875	09/15/23		79,334	80,511,474

TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	5,000	5,084,791
T-Mobile USA, Inc.,
Gtd. Notes(a)	2.250	11/15/31		9,000	7,372,698
Gtd. Notes	2.550	02/15/31		19,800	16,821,610
Gtd. Notes	2.625	02/15/29		14,375	12,600,691
Gtd. Notes	3.000	02/15/41		40,760	30,374,078
Gtd. Notes	3.300	02/15/51		9,414	6,780,043

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc., (cont’d.)
Gtd. Notes	3.875%	04/15/30		13,050	$12,221,029
Gtd. Notes	4.375	04/15/40		19,890	18,027,079
Gtd. Notes	4.500	04/15/50		31,495	27,799,836
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.650	11/20/40		121,425	87,784,419
Sr. Unsec’d. Notes	3.150	03/22/30		100,000	90,767,692
Sr. Unsec’d. Notes	3.400	03/22/41		11,270	9,073,852
					942,714,033
Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	2,692,367
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,328,538

Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		7,820	6,842,969
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		4,649	4,532,002
Societe Nationale SNCF SA (France), Sr. Unsec’d. Notes, EMTN	5.375	03/18/27	GBP	25,000	32,164,749
Union Pacific Corp.,
Sr. Unsec’d. Notes	2.950	03/10/52		8,960	6,480,500
Sr. Unsec’d. Notes(a)	3.250	02/05/50		19,231	14,991,711
					71,032,836
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47		4,795	4,001,528

Total Corporate Bonds (cost $17,115,644,600)					15,024,263,954
Floating Rate and other Loans 1.3%
Airlines 0.1%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	8.568(c)	04/21/28		20,123	20,068,323

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Commercial Services 0.0%
Adtalem Global Education, Inc., Term B Loan, 1 Month LIBOR + 4.000%	8.517%(c)	08/12/28	3,688	$3,681,615
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	8.184(c)	03/01/29	55,446	51,842,360
Peraton Corp., First Lien Term B Loan, 1 Month LIBOR + 3.750%	8.320(c)	02/01/28	24,296	24,117,788
				75,960,148
Insurance 0.0%
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%	7.570(c)	11/03/24	3,428	3,388,568
New B-8 Term Loan, 1 Month LIBOR + 3.250%	7.820(c)	12/23/26	10,780	10,266,269
				13,654,837
Media 0.1%
CSC Holdings LLC,
2017 Refinancing Term Loan, 1 Month LIBOR + 2.250%	8.822(c)	01/15/28	10,309	9,907,036
September 2019 Term Loan, 1 Month LIBOR + 2.500%	6.959(c)	04/15/27	9,455	8,752,007
Diamond Sports Group LLC,
First Lien Term Loan, 6 Month SOFR + 8.250%	12.775(c)	05/25/26	3,134	2,820,816
Second Lien Term loan, 1 Month SOFR + 3.400%	8.025(c)	08/24/26	55,305	4,562,675

iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	7.570(c)	05/01/26	7,452	7,333,546
				33,376,080
Metal Fabricate/Hardware 0.1%
Tank Holding Corp., Term Loan, 1 Month SOFR + 5.850%^	10.411(c)	03/31/28	57,486	54,611,819
Oil & Gas 0.1%
Ascent Resources Utica Holdings LLC, Second Lien Term Loan, 3 Month LIBOR + 9.000%	13.815(c)	11/01/25	23,181	24,571,860

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and other Loans (Continued)
Pharmaceuticals 0.0%
Nidda Healthcare Holding GmbH (Germany), Term Loan F(GBP), SONIA + 4.540%	8.448%(c)	08/21/26	GBP	17,000	$19,166,503
Real Estate Investment Trusts (REITs) 0.0%
Blackstone Mortgage Trust, Inc.,
Term Loan, 1 Month LIBOR + 2.250%^	8.118(c)	05/09/29		2,790	2,720,117
Term Loan, 1 Month LIBOR + 2.250%	6.820(c)	04/23/26		6,548	6,409,136
					9,129,253
Retail 0.6%
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, SONIA + 5.033%	8.462(c)	03/16/26	GBP	7,900	8,637,732
Initial Facility Loan, SONIA + 8.783%	12.212(c)	03/15/27	GBP	10,100	10,210,464

Constellation Automotive Group Ltd. (United Kingdom), Facility 1 Loan, SONIA + 7.500%	11.427(c)	07/27/29	GBP	11,975	6,034,531
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 6 Month EURIBOR + 4.000%	6.752(c)	02/07/25	EUR	28,411	28,648,180
Term B, SONIA + 5.027%	8.381(c)	02/07/25	GBP	12,787	14,516,783

EG Group Ltd. (United Kingdom), Additional Second Lien Loan Facility, 6 Month EURIBOR + 7.000%	9.752(c)	04/30/27	EUR	123,012	115,679,074
Stonegate Pub Co. Bidco Holdings Ltd. (United Kingdom), Second Lien Delayed Draw Term Loan, 6 Month LIBOR + 8.500%^	11.705(c)	03/06/28	GBP	44,050	45,482,148
					229,208,912
Telecommunications 0.1%
CenturyLink, Inc., Term B Loan, 1 Month LIBOR + 2.250%	6.820(c)	03/15/27		10,593	10,218,904
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%	7.797(c)	05/27/24		37,856	31,956,404

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and other Loans (Continued)
Telecommunications (cont’d.)
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.250%	8.075%(c)	10/10/24	410	$383,775
Initial Term B Loan, 3 Month LIBOR + 4.000%	8.825(c)	10/10/24	9,177	8,597,753
				51,156,836

Total Floating Rate and other Loans (cost $624,406,235)				534,586,186
Municipal Bonds 0.7%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	12,630	15,376,996
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50	525	687,425

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	4,840	5,471,413
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40	4,300	5,623,535
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39	8,475	9,561,748
Los Angeles Department of Water & Power, Water System Revenue, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	6,200	6,902,288
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39	835	1,063,909
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40	275	364,944
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39	1,600	2,123,756
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	1,913,470
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	4,528,806
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,086,467
				55,704,757

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078%	12/01/40	1,000	$1,108,807
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	3,950,336
				5,059,143
District of Columbia 0.0%
District of Columbia Water & Sewer Authority, Taxable, Revenue Bonds, Series A	4.814	10/01/2114	15,765	15,004,008
Illinois 0.1%
Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	5,711,976
State of Illinois, General Obligation Unlimited, Taxable	5.100	06/01/33	19,045	18,903,540
				24,615,516
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,450	1,449,521
Michigan 0.0%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	9,293,525
Taxable, Revenue Bonds	3.384	12/01/40	13,895	11,787,802
				21,081,327
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A(a)	7.102	01/01/41	15,953	20,280,581
Taxable, Revenue Bonds, BABs, Series F(a)	7.414	01/01/40	12,865	16,787,840

Rutgers The State University of New Jersey, Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	1,350	1,442,078
				38,510,499
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	756,847
New York City Municipal Water Finance Authority, Taxable, Revenue Bonds, BABs	5.882	06/15/44	920	1,085,374

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725%	11/01/23	1,400	$1,395,510
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,101,849

New York State Urban Development Corp., Taxable, Revenue Bonds, BABs	5.770	03/15/39	18,800	19,829,850
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174	4.458	10/01/62	2,600	2,500,884
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	8,760,272
Consolidated, Taxable, Revenue Bonds, Series 210	4.031	09/01/48	4,000	3,641,297
				39,071,883
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	7,033,889
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	305,312
				7,339,201
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	748,226
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	468,756
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	6,022,084

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/2119	20,900	14,767,373
				21,258,213
Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	2,250	2,143,125
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	27,192,903
				29,336,028

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985%	02/01/39	1,000	$1,139,673
Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,316,609

Dallas Fort Worth International Airport, Taxable, Revenue Bonds, Series C	2.919	11/01/50	2,035	1,549,251
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	17,044,161
				26,049,694
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	8,135	6,818,516

Total Municipal Bonds (cost $327,381,627)				292,046,532
Residential Mortgage-Backed Securities 3.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	3	2,958
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	4.519(c)	07/27/57	931	923,028
Banc of America Funding Corp., Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	4.636(c)	02/27/37	237	235,915
Banc of America Funding Trust,
Series 2005-D, Class A1	3.695(cc)	05/25/35	22	20,875
Series 2006-I, Class 4A1	3.861(cc)	10/20/46	25	21,034

Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.592(cc)	06/25/34	135	128,784
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2002-11, Class 1A1	4.340(cc)	02/25/33	1	995
Series 2005-04, Class 3A1	3.992(cc)	08/25/35	91	83,572
Series 2007-03, Class 1A1	3.253(cc)	05/25/47	123	108,535
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	3.247(cc)	05/25/35	63	58,519
Series 2005-04, Class 23A2	3.247(cc)	05/25/35	21	19,535
Bellemeade Re Ltd.,
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	6.356(c)	10/25/28	1,870	1,869,560

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)	8.206%(c)	10/25/30	12,257	$12,379,870
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	6.060(c)	03/25/31	19,388	19,364,197
Series 2021-01A, Class M1C, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 2.950%)	7.260(c)	03/25/31	9,400	9,254,528
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.710(c)	09/25/31	10,950	10,502,558

Central Park Funding Trust, Series 2021-03, Class PT, 144A, 1 Month LIBOR + 2.950% (Cap N/A, Floor 2.950%)	7.005(c)	03/01/23	123,710	122,710,031
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.129(cc)	02/19/34	5,199	4,843,985
Series 2005-29, Class A1	5.750	12/25/35	361	194,419
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)	5.910(c)	02/20/36	8	6,502

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.632(cc)	09/25/47	3,126	2,751,394
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	6.656(c)	09/25/31	450	450,370
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)	5.860(c)	10/25/41	11,730	11,550,972
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	10.560(c)	03/25/42	13,590	14,286,089

Credit Suisse Mortgage Trust, Series 2018-RPL09, Class PT, 144A	2.753(cc)	09/25/57	18,987	15,619,525
Eagle Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	6.206(c)	11/25/28	18,411	18,389,478
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	6.306(c)	04/25/29	9,866	9,855,042
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)	6.460(c)	10/25/33	12,199	12,199,605
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	7.010(c)	10/25/33	45,665	45,615,371

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Eagle Re Ltd., (cont’d.)
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	7.760%(c)	04/25/34	40,750	$41,118,229

Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.310(c)	11/25/41	12,930	12,235,627
Fannie Mae REMIC,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	4.904(c)	10/18/30	—(r)	415
Series 2001-29, Class Z	6.500	07/25/31	13	13,251
Series 2012-132, Class KI, IO	3.000	12/25/32	5,544	541,969
Series 2013-57, Class MI, IO	3.000	06/25/28	1,326	66,661
Series 2014-05, Class AI, IO	4.500	04/25/43	2,182	356,211
Series 2015-51, Class CI, IO	4.000	07/25/45	3,568	617,020
Series 2016-30, Class CI, IO	3.000	05/25/36	2,829	269,563
Series 2016-74, Class GM	2.500	09/25/43	11,920	11,213,606
Series 2017-83, Class IO, IO	4.000	10/25/47	2,475	433,445
Series 2018-16, Class MB	3.500	07/25/46	3,229	3,082,709
Series 2018-24, Class BH	3.500	04/25/48	4,793	4,541,706
Series 2018-58, Class BI, IO	4.000	08/25/48	1,780	232,485
Series 2019-08, Class Z	3.500	03/25/49	2,614	2,237,884
Series 2019-13, Class LZ	4.000	04/25/49	13,117	12,569,158
Series 2019-13, Class VA	4.000	02/25/32	434	431,501
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class M2, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	6.206(c)	01/25/50	2,720	2,712,855
Series 2020-DNA02, Class M2, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	6.356(c)	02/25/50	10,149	10,127,640
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)	9.606(c)	06/25/50	7,433	7,774,356
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)	10.506(c)	08/25/50	24,248	25,917,069
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)	9.110(c)	10/25/50	10,705	11,140,157
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.110(c)	10/25/50	9,398	9,485,255
Series 2020-DNA06, Class M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)	6.310(c)	12/25/50	2,568	2,562,029
Series 2020-HQA02, Class M2, 144A, 1 Month LIBOR + 3.100% (Cap N/A, Floor 0.000%)	7.606(c)	03/25/50	1,760	1,798,557

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)	9.756%(c)	09/25/50	15,472	$16,283,120
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	6.960(c)	01/25/51	22,230	20,621,179
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.810(c)	10/25/33	45,095	43,038,429
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	7.360(c)	01/25/34	27,900	26,575,503
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.960(c)	01/25/34	14,616	14,461,069
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.710(c)	10/25/41	45,750	43,691,250
Series 2021-HQA01, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	7.310(c)	08/25/33	6,884	5,955,472
Series 2021-HQA02, Class B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	7.460(c)	12/25/33	12,900	11,190,750
Series 2021-HQA02, Class M2, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 0.000%)	6.360(c)	12/25/33	13,960	13,349,760
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.660(c)	09/25/41	23,035	20,707,901
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	6.410(c)	09/25/41	49,500	44,367,528
Series 2021-HQA04, Class B1, 144A, 30 Day Average SOFR + 3.750% (Cap N/A, Floor 0.000%)	8.060(c)	12/25/41	572	518,128
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.660(c)	12/25/41	32,900	29,447,434

FHLMC Structured Agency Credit Risk Trust, Series 2019-DNA04, Class M2, 144A, 1 Month LIBOR + 1.950% (Cap N/A, Floor 0.000%)	6.456(c)	10/25/49	315	314,521

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	3.827%(c)	07/25/44	59	$56,888
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)	3.179(c)	02/25/45	7	6,575
Freddie Mac REMIC,
Series 1628, Class LZ	6.500	12/15/23	1	871
Series 1935, Class JZ	7.000	02/15/27	24	24,364
Series 2241, Class PH	7.500	07/15/30	14	15,273
Series 3795, Class VZ	4.000	01/15/41	2,343	2,269,916
Series 3889, Class DZ	4.000	01/15/41	2,402	2,352,131
Series 4135, Class AI, IO	3.500	11/15/42	6,894	999,231
Series 4372, Class GI, IO	4.500	08/15/44	4,100	673,864
Series 4456, Class BI, IO	4.000	05/15/44	775	106,474
Series 4468, Class IO, IO	4.500	05/15/45	4,844	751,982
Series 4500, Class ZX	4.000	07/15/45	1,932	1,872,852
Series 4735, Class IM, IO	4.000	12/15/47	7,872	1,457,546
Series 4736, Class IP, IO	4.000	08/15/47	1,834	269,658
Series 4751, Class PI, IO	4.000	11/15/47	1,294	205,859
Series 4795, Class WQ	4.000	07/15/46	1,565	1,523,323
Series 4801, Class ZD	4.000	06/15/48	4,819	4,568,565
Series 4802, Class EZ	4.000	06/15/48	4,546	4,390,434
Series 4831, Class BA	3.500	10/15/44	1,113	1,090,067
Series 4870, Class K	4.000	04/15/49	18,610	18,160,763
Series 4903, Class ED	2.750	09/15/48	4,706	4,368,667
Series 4903, Class IP, IO	4.500	07/25/49	8,900	2,175,451
Series 4939, Class KT	3.000	07/15/48	16,808	15,411,164
Series 4946, Class KB	3.000	12/15/48	7,788	7,248,739

Freddie Mac Strips, Series 304, Class C54, IO	4.000	12/15/32	2,372	276,496
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	1,257	1,147,359
Series 2015-064, Class IA, IO	4.000	05/20/45	8,920	1,474,731
Series 2015-165, Class IB, IO	3.500	11/20/42	3,742	387,998
Series 2016-01, Class ZP	3.000	01/20/46	6,932	5,867,070
Series 2016-161, Class PI, IO	3.500	06/20/46	19,543	2,892,485
Series 2016-69, Class B	3.000	05/20/46	12,846	11,614,827
Series 2017-134, Class ZK	3.000	08/20/47	6,169	5,086,328
Series 2018-05, Class IB, IO	4.000	01/20/48	10,736	2,035,699
Series 2018-21, Class IH, IO	4.500	02/20/48	3,793	730,642
Series 2018-59, Class PZ	3.000	09/20/46	6,459	5,982,231
Series 2019-159, Class IJ, IO	3.500	12/20/49	11,371	2,198,937

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

GSMSC Resecuritization Trust, Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	4.646%(c)	10/26/36	2,371	$2,342,167
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	6.156(c)	05/25/29	6,453	6,453,892
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)	8.656(c)	10/25/30	3,369	3,381,117
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.910(c)	01/25/34	26,185	25,849,366
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)	7.110(c)	01/25/34	41,170	40,237,631

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.520%)	5.026(c)	04/25/35	734	672,041
IndyMac Adjustable Rate Mortgage Trust, Series 2001-H02, Class A1	3.686(cc)	01/25/32	1	1,071
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	4.686(c)	07/25/37	1,993	1,736,910
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	3.658(cc)	03/25/36	77	63,444
Loan Revolving Advance Investment Trust,
Series 2021-02, Class A1X, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.204(c)	06/30/23	10,255	10,137,973
Series 2021-02, Class A1Y, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	7.204(c)	06/30/23	5,189	5,130,406

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	5.256(c)	01/25/48	12,608	12,346,549
Oaktown Re II Ltd., Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	6.056(c)	07/25/28	6,407	6,404,704
Oaktown Re V Ltd., Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)	8.106(c)	10/25/30	293	293,623
Oaktown Re VI Ltd.,
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.960(c)	10/25/33	8,375	8,367,338

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Oaktown Re VI Ltd., (cont’d.)
Series 2021-01A, Class M1B, 144A, 30 Day Average SOFR + 2.050% (Cap N/A, Floor 2.050%)	6.360%(c)	10/25/33	19,887	$19,703,141

Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.210(c)	04/25/34	44,200	41,337,109
PMT Credit Risk Transfer Trust, Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	7.417(c)	02/27/24	16,270	15,757,925
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	7.356(c)	02/25/23	49,679	48,782,473
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	7.156(c)	08/25/25	45,300	43,730,772

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	4.906(c)	02/25/34	5	4,826
Radnor Re Ltd.,
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	7.206(c)	03/25/28	17,495	17,506,710
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	5.456(c)	01/25/30	573	572,070
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	5.956(c)	01/25/30	24,000	23,834,148
Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	5.960(c)	12/27/33	5,927	5,923,997
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.850% (Cap N/A, Floor 1.850%)	6.160(c)	11/25/31	27,464	27,164,131
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	8.010(c)	11/25/31	42,300	41,543,409

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco + 1.500% (Cap N/A, Floor 1.500%)	2.847(c)	09/29/31	5	5,156
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	6	5,868
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.570(cc)	02/25/34	51	48,116
Series 2004-18, Class 3A1	4.389(cc)	12/25/34	4,750	4,384,878

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)	5.130%(c)	09/19/32		5	$4,836
Vendee Mortgage Trust, Series 2011-02, Class DZ	3.750	10/15/41		2,534	2,386,504
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.840% (Cap 10.500%, Floor 0.840%)	5.346(c)	06/25/44		623	562,654
Series 2004-AR10, Class A3, 1 Month LIBOR + 1.100% (Cap 10.500%, Floor 1.100%)	5.606(c)	07/25/44		935	864,908
Series 2005-AR05, Class A6	3.312(cc)	05/25/35		386	376,302

Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-AR01, Class 2A	3.217(cc)	02/25/33		—(r)	217

Total Residential Mortgage-Backed Securities (cost $1,337,248,381)					1,293,062,490
Sovereign Bonds 4.3%
1MDB Global Investments Ltd. (Malaysia), Sr. Unsec’d. Notes	4.400	03/09/23		46,900	46,000,106
Albania Government International Bond (Albania), Bonds, Series PAR	2.708(s)	08/31/25		91,274	81,523,172
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	0.670	12/31/38(d)	JPY	402,629	416,654
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes(a)	5.477	07/24/23		5,618	5,574,735
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		99,234	97,019,841
Bulgaria Government International Bond (Bulgaria), Sr. Unsec’d. Notes(a)	1.375	09/23/50	EUR	21,615	13,159,298
Chile Government International Bond (Chile), Sr. Unsec’d. Notes	1.750	01/20/26	EUR	30,000	30,877,778
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes(a)	4.500	01/28/26		6,000	5,729,250
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	985,058
Sr. Unsec’d. Notes	8.375	02/15/27		900	914,344
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	33,834,319
Sr. Unsec’d. Notes(a)	6.000	01/26/24		60,931	60,904,343

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500%	02/22/29		2,764	$2,594,359
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	5,969,250
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		49,030	46,020,784
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,271,200

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	10,855	9,794,841
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	7,931,387
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,202,764
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	213,783,510
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	159,412,910
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	22,399,689
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	21,310	17,233,128
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	15,265	15,260,457
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	302,426
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	55,614	60,056,429
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	3,725,250
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,104,375
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	36,819,868
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	31,219,871

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	7,721,075
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	11,875,300
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		15,000	14,696,854
Sr. Unsec’d. Notes, EMTN	2.125	10/25/23		14,400	14,108,980
Sr. Unsec’d. Notes, GMTN	3.250	05/02/24		43,000	41,966,820

Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	37,836,156
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes	9.500	02/02/30		3,500	4,471,635
Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	5,000	4,821,850

Province of Alberta (Canada), Sr. Unsec’d. Notes(a)	1.300	07/22/30		21,630	17,848,749

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Province of British Columbia (Canada), Bonds	7.250%	09/01/36		17,530	$23,078,163
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series NJ(a)	7.500	07/15/23		605	611,676
Unsec’d. Notes, MTN	7.295	07/22/26		474	521,836
Unsec’d. Notes, MTN	7.365	03/06/26		82	89,472
Unsec’d. Notes, MTN	7.380	04/09/26		100	109,476

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		10,705	11,026,150
Repubic of Italy Government International Bond Coupon Strips (Italy),
Sr. Unsec’d. Notes	2.752(s)	02/20/31	EUR	43,334	34,259,897
Sr. Unsec’d. Notes	3.486(s)	03/27/23		4,000	3,964,522
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		9,601	9,108,161
Sr. Unsec’d. Notes	2.875	10/17/29		185,800	160,127,011
Sr. Unsec’d. Notes	3.875	05/06/51		700	502,987
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,326	1,442,096
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 30Y Index + 0.000% (Cap N/A, Floor 4.250%)	4.250(c)	06/28/29	EUR	30,000	32,724,933
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	73,504,727

Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	626,198
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	6,438,836
Sr. Unsec’d. Notes, 144A, MTN(a)	3.875	10/29/35	EUR	7,216	6,089,584
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	3,774	3,056,664
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	9,173	7,741,096
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		6,002	5,919,472
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	16,085	13,189,425
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	88,420	85,690,146
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	14,827	10,581,230
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		12,350	9,384,456
Sr. Unsec’d. Notes, 144A(a)	6.250	05/26/28		8,350	8,496,125
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	3,109	625,291
Sr. Unsec’d. Notes	7.750	09/01/25(d)		4,000	913,250
Sr. Unsec’d. Notes	8.994	02/01/26(d)		4,635	1,043,744
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	48,655	9,785,627

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Ukraine Government International Bond (Ukraine), (cont’d.)
Sr. Unsec’d. Notes, 144A	7.750%	09/01/24(d)	43,190	$10,562,654
Sr. Unsec’d. Notes, 144A	7.750	09/01/25(d)	10,000	2,283,125
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)	7,697	1,733,268
Sr. Unsec’d. Notes, 144A	9.750	11/01/30(d)	23,600	5,122,675

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes(a)	4.975	04/20/55	9,466	9,366,262

Total Sovereign Bonds (cost $2,012,544,963)				1,735,109,050
U.S. Government Agency Obligations 15.8%
Fannie Mae Interest Strips	1.758(s)	08/06/38	621	309,844
Fannie Mae Interest Strips	3.010(s)	11/15/29	237	177,120
Fannie Mae Interest Strips	3.017(s)	07/15/30	890	647,806
Fannie Mae Principal Strips	2.596(s)	01/15/30	3,617	2,757,918
Fannie Mae Principal Strips	3.522(s)	07/15/37	6,895	3,730,210
Fannie Mae Principal Strips, MTN	3.339(s)	05/15/30	2,880	2,171,527
Federal Farm Credit Bank	3.000	01/14/30	541	503,229
Federal Home Loan Bank	3.200	11/29/32	22,500	20,100,303
Federal Home Loan Mortgage Corp.,
MTN(k)	1.848(s)	12/14/29	14,281	11,000,363
MTN	2.054(s)	11/15/38	10,000	5,214,986
MTN	2.662(s)	12/17/29	893	677,944

Federal Home Loan Mortgage Corp.	2.500	11/01/49	5,670	5,034,598
Federal Home Loan Mortgage Corp.	3.500	02/01/47	971	933,073
Federal Home Loan Mortgage Corp.	4.500	09/01/39	332	337,390
Federal Home Loan Mortgage Corp.	5.000	01/01/39	37	37,672
Federal Home Loan Mortgage Corp.	5.500	06/01/31	1	731
Federal Home Loan Mortgage Corp.	5.500	10/01/33	206	215,080
Federal Home Loan Mortgage Corp.	5.500	07/01/34	2	2,256
Federal Home Loan Mortgage Corp.	6.000	10/01/32	7	6,945
Federal Home Loan Mortgage Corp.	6.000	12/01/32	5	5,297
Federal Home Loan Mortgage Corp.	6.000	02/01/33	5	5,003
Federal Home Loan Mortgage Corp.	6.000	11/01/33	17	17,916
Federal Home Loan Mortgage Corp.	6.000	01/01/34	25	26,072
Federal Home Loan Mortgage Corp.	6.000	12/01/36	1	916
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	53,320	63,929,856
Federal Home Loan Mortgage Corp.	6.500	07/01/32	—(r)	464
Federal Home Loan Mortgage Corp.	6.500	07/01/32	1	954
Federal Home Loan Mortgage Corp.	6.500	08/01/32	1	930
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,083
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,152
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,258
Federal Home Loan Mortgage Corp.	6.500	09/01/32	11	11,663

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)

Federal Home Loan Mortgage Corp.	6.500%	11/01/33		19	$20,179
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		52,373	63,267,152
Federal Home Loan Mortgage Corp.	7.000	09/01/32		24	23,931
Federal Home Loan Mortgage Corp.	8.500	08/01/24		—(r)	402
Federal Home Loan Mortgage Corp.	8.500	11/01/24		—(r)	138
Federal Judiciary Office Building Trust, Notes	2.094(s)	02/15/24		325	308,103
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.671%, Floor 4.481%)	4.481(c)	01/01/28		1	998
Enterprise 11th District COFI Institutional Replacement Index + 1.255% (Cap 11.540%, Floor 2.952%)	3.433(c)	05/01/36		5	4,393
Enterprise 11th District COFI Institutional Replacement Index + 1.258% (Cap 12.913%, Floor 3.149%)	3.730(c)	05/01/36		2	1,698

Federal National Mortgage Assoc.	1.875	09/24/26		3,000	2,810,183
Federal National Mortgage Assoc.	2.000	TBA(tt)		494,500	415,611,797
Federal National Mortgage Assoc.(k)	2.186(s)	03/17/31		794	573,968
Federal National Mortgage Assoc.	2.500	TBA(tt)		716,500	627,294,195
Federal National Mortgage Assoc.	3.000	TBA(tt)		1,487,000	1,350,614,219
Federal National Mortgage Assoc.	3.500	TBA		857,000	803,653,867
Federal National Mortgage Assoc.	4.000	TBA		189,000	182,503,125
Federal National Mortgage Assoc.	4.000	12/01/40		128	126,080
Federal National Mortgage Assoc.	4.500	TBA		63,500	62,691,367
Federal National Mortgage Assoc.	4.500	TBA		490,500	484,368,750
Federal National Mortgage Assoc.	4.500	01/01/25		10	10,398
Federal National Mortgage Assoc.	4.500	02/01/33		3	2,822
Federal National Mortgage Assoc.	4.500	08/01/33		2	2,481
Federal National Mortgage Assoc.	4.500	08/01/40		4,249	4,318,517
Federal National Mortgage Assoc.	5.000	TBA		197,500	198,117,186
Federal National Mortgage Assoc.	5.000	TBA(tt)		290,000	291,064,842
Federal National Mortgage Assoc.	5.000	03/01/34		330	339,427
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	6,098	8,112,286
Federal National Mortgage Assoc.	5.500	TBA(tt)		270,500	274,874,491
Federal National Mortgage Assoc.	5.500	TBA		323,000	327,945,934
Federal National Mortgage Assoc.	5.500	07/01/33		12	12,091
Federal National Mortgage Assoc.	5.500	08/01/33		—(r)	143
Federal National Mortgage Assoc.	5.500	10/01/33		29	30,351
Federal National Mortgage Assoc.	5.500	11/01/33		5	4,729
Federal National Mortgage Assoc.	5.500	01/01/34		3	2,808
Federal National Mortgage Assoc.	5.500	04/01/34		2	2,346
Federal National Mortgage Assoc.	5.500	04/01/34		12	12,993
Federal National Mortgage Assoc.	5.500	04/01/34		61	63,054

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	5.500%	05/01/34	2	$2,334
Federal National Mortgage Assoc.	5.500	05/01/34	17	17,849
Federal National Mortgage Assoc.	5.500	05/01/34	40	40,877
Federal National Mortgage Assoc.	5.500	03/01/35	572	595,936
Federal National Mortgage Assoc.	6.000	TBA	52,500	53,849,414
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	70
Federal National Mortgage Assoc.	6.000	11/01/32	2	2,072
Federal National Mortgage Assoc.	6.000	03/01/33	1	1,171
Federal National Mortgage Assoc.	6.000	10/01/33	2	2,269
Federal National Mortgage Assoc.	6.000	11/01/33	65	66,914
Federal National Mortgage Assoc.	6.000	02/01/34	75	77,968
Federal National Mortgage Assoc.	6.000	11/01/34	15	15,342
Federal National Mortgage Assoc.	6.000	11/01/34	24	25,055
Federal National Mortgage Assoc.	6.000	01/01/35	6	6,233
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,181
Federal National Mortgage Assoc.	6.000	04/01/36	2	2,358
Federal National Mortgage Assoc.	6.000	04/01/36	4	4,605
Federal National Mortgage Assoc.	6.000	06/01/37	10	10,156
Federal National Mortgage Assoc.	6.500	07/01/32	5	5,669
Federal National Mortgage Assoc.	6.500	08/01/32	7	7,057
Federal National Mortgage Assoc.	6.500	09/01/32	1	873
Federal National Mortgage Assoc.	6.500	09/01/32	22	22,844
Federal National Mortgage Assoc.	6.500	09/01/32	23	23,906
Federal National Mortgage Assoc.	6.500	09/01/32	33	34,325
Federal National Mortgage Assoc.	6.500	10/01/32	13	13,942
Federal National Mortgage Assoc.	6.500	04/01/33	21	22,241
Federal National Mortgage Assoc.(k)	6.625	11/15/30	58,839	70,545,747
Federal National Mortgage Assoc.	7.000	05/01/32	15	14,695
Federal National Mortgage Assoc.	7.000	06/01/32	4	3,998
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	8,789,251
Freddie Mac Coupon Strips	1.346(s)	01/15/31	415	293,125
Freddie Mac Coupon Strips	1.386(s)	07/15/31	1,140	785,658
Freddie Mac Coupon Strips	1.440(s)	03/15/31	15,704	11,356,794
Freddie Mac Coupon Strips	1.977(s)	07/15/32	9,085	6,211,925
Freddie Mac Coupon Strips	2.012(s)	01/15/32	4,588	3,089,924
Freddie Mac Coupon Strips	2.731(s)	07/15/32	1,881	1,231,515
Government National Mortgage Assoc.	3.000	TBA	467,000	428,983,281
Government National Mortgage Assoc.	3.000	01/15/45	59	54,146
Government National Mortgage Assoc.	3.000	03/15/45	13	11,687
Government National Mortgage Assoc.	3.000	03/15/45	127	118,558
Government National Mortgage Assoc.	3.500	TBA	362,000	342,252,096
Government National Mortgage Assoc.	3.500	10/15/40	100	97,236
Government National Mortgage Assoc.	3.500	12/20/47	4,115	3,944,597
Government National Mortgage Assoc.	4.000	11/20/48	361	353,954
Government National Mortgage Assoc.	4.500	TBA	36,500	36,237,656

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.500%	02/20/41	972	$992,058
Government National Mortgage Assoc.	5.000	08/20/39	301	310,565
Government National Mortgage Assoc.	5.500	TBA	46,000	46,743,906
Government National Mortgage Assoc.	6.000	01/15/33	11	11,519
Government National Mortgage Assoc.	6.000	03/15/33	4	3,731
Government National Mortgage Assoc.	6.000	05/15/33	4	4,405
Government National Mortgage Assoc.	6.000	06/15/33	3	3,278
Government National Mortgage Assoc.	6.000	12/15/33	13	13,305
Government National Mortgage Assoc.	6.500	09/15/32	21	21,324
Government National Mortgage Assoc.	6.500	09/15/32	45	46,415
Government National Mortgage Assoc.	6.500	11/15/33	22	22,972
Government National Mortgage Assoc.	6.500	11/15/33	50	51,988
Government National Mortgage Assoc.	6.500	07/15/38	—(r)	511
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	155
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	148
Government National Mortgage Assoc.	8.500	08/20/30	1	1,183
Indonesia Government AID Bond, U.S. Gov’t. Gtd. Notes	6.650	07/15/29	11,866	12,806,829
Resolution Funding Corp., Unsec’d. Notes, Series A	8.625	01/15/30	429	545,497
Resolution Funding Corp. Interest Strips, Bonds	2.449(s)	01/15/30	1,519	1,136,397
Resolution Funding Corp. Interest Strips, Bonds	3.463(s)	04/15/30	20,677	15,564,897
Resolution Funding Corp. Principal Strips, Bonds	1.923(s)	01/15/30	5,029	3,824,414
Resolution Funding Corp. Principal Strips, Bonds	3.479(s)	04/15/30	1,745	1,312,945
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	790	914,452
Tennessee Valley Authority, Sr. Unsec’d. Notes, Series A	2.875	02/01/27	4,560	4,392,345
Tennessee Valley Authority Generic Strips, Bonds	1.886(s)	09/15/39	575	270,325
Tennessee Valley Authority Generic Strips, Bonds	2.338(s)	09/15/27	1,878	1,539,981
Tennessee Valley Authority Principal Strips, Unsec’d. Notes	2.937(s)	09/15/24	475	437,942
Tennessee Valley Authority Principal Strips, Bonds	2.972(s)	05/01/30	16,075	11,826,912
Tennessee Valley Authority Principal Strips, Bonds	3.874(s)	06/15/35	1,300	735,780
United States International Development Finance Corp.,
U.S. Gov’t. Gtd. Notes, Series 2	3.190	10/05/34	2,626	2,461,709
U.S. Gov’t. Gtd. Notes, Series 4	3.000	10/05/34	6,128	5,673,621
U.S. Gov’t. Gtd. Notes, Series A	0.000(s)	01/24/29	16,600	16,891,211
U.S. Gov’t. Gtd. Notes, Series B	0.000(s)	07/17/25	7,400	8,490,255

United States International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.370	10/05/34	6,231	5,910,091

Total U.S. Government Agency Obligations (cost $6,292,585,693)				6,328,847,573

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations 6.9%
U.S. Treasury Bonds(h)	1.375%	11/15/40	698,305	$482,812,441
U.S. Treasury Bonds	1.750	08/15/41	382,720	278,608,200
U.S. Treasury Bonds	1.875	11/15/51	13,928	9,560,266
U.S. Treasury Bonds(h)	2.000	11/15/41	7,205	5,472,423
U.S. Treasury Bonds(a)(h)(k)(kk)	2.250	05/15/41	1,112,745	887,066,405
U.S. Treasury Bonds	2.250	02/15/52	8,407	6,319,700
U.S. Treasury Bonds	2.375	02/15/42	80,244	64,884,797
U.S. Treasury Bonds(k)	2.375	05/15/51	14,290	11,072,517
U.S. Treasury Bonds(a)(k)	2.500	02/15/46	200,000	160,687,500
U.S. Treasury Bonds	2.500	05/15/46	20,130	16,170,052
U.S. Treasury Bonds(a)(k)	2.875	05/15/43	111,225	96,783,129
U.S. Treasury Bonds	2.875	08/15/45	505	434,852
U.S. Treasury Bonds	3.125	02/15/43	5,930	5,376,842
U.S. Treasury Bonds	3.375	08/15/42	45,000	42,532,031
U.S. Treasury Bonds	3.750	11/15/43	10,670	10,616,650
U.S. Treasury Notes	0.875	01/31/24	13,000	12,509,961
U.S. Treasury Notes	1.500	02/15/25	4,595	4,355,198
U.S. Treasury Notes	1.875	02/15/32	2,040	1,791,056
U.S. Treasury Notes(k)	2.125	05/15/25	16,820	16,102,522
U.S. Treasury Notes	2.625	04/15/25	5,545	5,372,152
U.S. Treasury Notes	2.625	05/31/27	24,505	23,484,597
U.S. Treasury Notes	2.750	08/15/32	14,070	13,245,586
U.S. Treasury Notes	2.875	06/15/25	1,985	1,933,669
U.S. Treasury Notes	3.000	07/15/25	13,660	13,338,777
U.S. Treasury Notes	3.500	01/31/28	12,000	11,947,500
U.S. Treasury Notes	3.875	12/31/29	10,690	10,897,119
U.S. Treasury Notes	4.000	12/15/25	3,960	3,972,684
U.S. Treasury Notes	4.000	10/31/29	7,215	7,397,630
U.S. Treasury Notes	4.125	10/31/27	33,775	34,479,526
U.S. Treasury Notes(h)	4.125	11/15/32	28,893	30,409,882
U.S. Treasury Notes	4.250	10/15/25	2,585	2,604,993
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	13,055	6,078,224
U.S. Treasury Strips Coupon	1.872(s)	05/15/31	837	620,917
U.S. Treasury Strips Coupon	2.010(s)	11/15/29	14,060	11,003,049
U.S. Treasury Strips Coupon	2.056(s)	11/15/38	17,610	9,664,863
U.S. Treasury Strips Coupon	2.060(s)	11/15/30	5,765	4,354,377
U.S. Treasury Strips Coupon(h)(k)	2.060(s)	02/15/39	214,720	116,754,000
U.S. Treasury Strips Coupon	2.162(s)	05/15/29	930	741,021
U.S. Treasury Strips Coupon(h)(k)	2.206(s)	05/15/39	164,055	88,429,490
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	27,600	14,139,609
U.S. Treasury Strips Coupon	2.269(s)	11/15/40	38,680	19,601,392
U.S. Treasury Strips Coupon	2.277(s)	11/15/41	53,620	25,894,690
U.S. Treasury Strips Coupon	2.363(s)	11/15/44	17,805	7,616,506
U.S. Treasury Strips Coupon	2.364(s)	05/15/45	32,250	13,560,117
U.S. Treasury Strips Coupon	2.377(s)	08/15/45	12,525	5,218,424

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(k)	2.379%(s)	08/15/44	82,650	$35,681,555
U.S. Treasury Strips Coupon	2.387(s)	05/15/43	39,035	17,678,586
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	124,950	55,573,465
U.S. Treasury Strips Coupon	2.416(s)	05/15/42	3,255	1,532,266
U.S. Treasury Strips Coupon	2.441(s)	05/15/44	53,520	23,304,197
U.S. Treasury Strips Coupon	2.509(s)	02/15/45	35,525	15,053,719
U.S. Treasury Strips Coupon	2.695(s)	05/15/41	36,415	18,052,452
U.S. Treasury Strips Coupon(k)	3.165(s)	08/15/41	33,805	16,549,924
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	11,480	5,751,211
U.S. Treasury Strips Principal	2.280(s)	11/15/44	11,280	4,973,775

Total U.S. Treasury Obligations (cost $3,511,471,836)				2,790,068,486

	Shares
Common Stocks 0.2%
Chemicals 0.0%
TPC Group, Inc.*^	353,022	7,060,440
Hotels, Restaurants & Leisure 0.0%
Codere New Topco SA (Spain) (original cost $0; purchased 11/19/21)^(f)	162,877	—
Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp.	617,664	53,563,822
Wireless Telecommunication Services 0.0%
Intelsat Emergence SA (Luxembourg)*(a)	66,831	1,576,109

Total Common Stocks (cost $10,685,621)		62,200,371
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	631,840

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Capital Markets 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	315,000	$8,237,250

Total Preferred Stocks (cost $8,425,000)		8,869,090

	Units
Rights* 0.0%
Wireless Telecommunication Services
Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^	6,997	66,687
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^	6,997	13,851

Total Rights (cost $0)		80,538

Total Long-Term Investments (cost $46,097,907,274)		41,985,749,211

	Shares
Short-Term Investments 10.0%
Affiliated Mutual Fund 1.8%
PGIM Institutional Money Market Fund (cost $729,027,103; includes $726,485,835 of cash collateral for securities on loan)(b)(we)	730,353,251	730,207,181
Unaffiliated Fund 8.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $3,294,672,264)	3,294,672,264	3,294,672,264

Total Short-Term Investments (cost $4,023,699,367)		4,024,879,445

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 114.5% (cost $50,121,606,641)		46,010,628,656

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $2,874,239)	$(476,012)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 114.5% (cost $50,118,732,402)	46,010,152,644
Liabilities in excess of other assets(z) (14.5)%	(5,813,390,281)

Net Assets 100.0%	$40,196,762,363

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
AID—Agency for International Development
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BOA—Bank of America, N.A.
CDX—Credit Derivative Index
CF—CF Secured, LLC
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CME—Chicago Mercantile Exchange

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
CMT—Constant Maturity Treasury
COFI—Cost of Funds Index
CSI—Credit Suisse International
CVR—Contingent Value Rights
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
ICE—Intercontinental Exchange
ING—ING Financial Markets LLC
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSC—Morgan Stanley & Co. LLC
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SAN—Santander Bank, N.A.
SCB—Standard Chartered Bank
SG—Societe Generale
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $425,406,367 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $712,911,790; cash collateral of $726,485,835 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2023.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $350,014,554. The aggregate value of $240,528,496 is 0.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $3,258,500,000 is 8.1% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Azerbaijan Contingent CAP	Call	DB	12/22/32	6.86%		—		373,583	$(420,063)
FNMA TBA 5.50%	Call	CITI	03/06/23	1.02%		—		10,000	(36,873)
Total OTC Traded (premiums received $2,074,239)									$(456,936)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Put	GSI	03/15/23	3.00%	1.00%(Q)	CDX.NA.IG. 38.V1(Q)	1,000,000		$(7,828)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	701,420		(11,248)
Total OTC Swaptions (premiums received $800,000)									$(19,076)
Total Options Written (premiums received $2,874,239)									$(476,012)
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Call	02/15/23	$105.50	5.00%(Q)	CDX.NA.HY. 39.V1(Q)	100,000	$20,489	$19,489
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$99.50	CDX.NA.HY. 39.V1(Q)	5.00%(Q)	88,148	56,809	(1,573,929)
CDX.NA.HY.39.V1, 12/20/27	Put	03/15/23	$100.00	CDX.NA.HY. 39.V1(Q)	5.00%(Q)	300,000	1,260,375	(5,609,625)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.88%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	419,330	50,109	(1,203,688)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.90%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	773,590	79,518	(2,627,818)
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	0.93%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	415,680	38,174	(1,499,842)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	286,510	316,792	(582,849)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	390,050	351,491	(902,520)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.88%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	390,050	241,279	(1,009,421)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	0.90%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	413,770	216,039	(1,376,975)
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.30%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	1,700,000	208,100	(913,900)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	525,700	1,083,993	(645,560)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	258,130	464,138	(34,769)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	433,470	682,438	(687,327)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.88%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	535,700	741,620	(1,304,754)
Total Centrally Cleared Swaptions (cost $25,764,852)							$5,811,364	$(19,953,488)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1, 12/20/27	Call	02/15/23	$101.50	CDX.NA.HY. 39.V1(Q)	5.00%(Q)	88,148	$(1,126,720)	$(289,314)
CDX.NA.HY.39.V1, 12/20/27	Call	03/15/23	$100.00	CDX.NA.HY. 39.V1(Q)	5.00%(Q)	300,000	(7,691,891)	(2,087,891)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.78%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	419,330	$(1,175,821)	$(473,443)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.80%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	773,590	(2,901,540)	(1,201,956)
CDX.NA.IG.39.V1, 12/20/27	Call	02/15/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	415,680	(1,976,274)	(1,007,739)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.73%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	286,510	(507,094)	94,577
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.75%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	390,050	(942,970)	(99,292)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.78%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	390,050	(1,228,773)	(353,701)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	0.83%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	413,770	(1,990,522)	(898,169)
CDX.NA.IG.39.V1, 12/20/27	Call	03/15/23	1.30%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	1,700,000	(40,485,035)	(6,553,035)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.70%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	258,130	(410,894)	(28,862)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.73%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	525,700	(1,119,335)	89,775
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	433,470	(1,187,025)	(103,350)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.78%	CDX.NA.IG. 39.V1(Q)	1.00%(Q)	535,700	(1,826,675)	(524,924)
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$95.00	5.00%(Q)	CDX.NA.HY. 39.V1(Q)	88,148	(24,375)	649,957
CDX.NA.HY.39.V1, 12/20/27	Put	02/15/23	$105.50	5.00%(Q)	CDX.NA.HY. 39.V1(Q)	100,000	(2,974,521)	473,479
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	419,330	(23,933)	433,137
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.15%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	773,590	(39,441)	1,023,838
CDX.NA.IG.39.V1, 12/20/27	Put	02/15/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	415,680	(20,066)	599,297
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	286,510	(58,841)	199,018
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.13%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	390,050	(74,080)	292,567
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	390,050	(64,292)	371,974
CDX.NA.IG.39.V1, 12/20/27	Put	03/15/23	1.20%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	413,770	(63,923)	494,667

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Options Written (continued):
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.10%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	525,700	$(280,247)	$292,766
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.15%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	535,700	(241,658)	583,320
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	1.18%	1.00%(Q)	CDX.NA.IG. 39.V1(Q)	433,470	(180,797)	261,342
Total Centrally Cleared Swaptions (premiums received $60,854,781)							$(68,616,743)	$(7,761,962)

Futures contracts outstanding at January 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
33,108	2 Year U.S. Treasury Notes	Mar. 2023	$6,808,608,485	$15,888,509
29,642	5 Year U.S. Treasury Notes	Mar. 2023	3,238,156,996	27,175,048
24,322	10 Year U.S. Treasury Notes	Mar. 2023	2,785,249,153	7,049,791
8,819	10 Year U.S. Ultra Treasury Notes	Mar. 2023	1,068,890,403	21,525,455
11,482	30 Year U.S. Ultra Treasury Bonds	Mar. 2023	1,627,573,500	64,984,636
				136,623,439
Short Positions:
4,549	5 Year Euro-Bobl	Mar. 2023	580,100,740	9,493,638
4,097	10 Year Euro-Bund	Mar. 2023	609,403,607	20,116,758
8,438	20 Year U.S. Treasury Bonds	Mar. 2023	1,095,885,250	(30,283,378)
2,248	Euro Schatz Index	Mar. 2023	258,431,601	2,368,738
				1,695,756
				$138,319,195
Forward foreign currency exchange contracts outstanding at January 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	JPM	AUD	100,827	$70,465,034	$71,382,649	$917,615	$—
Expiring 04/19/23	MSI	AUD	17,196	11,986,000	12,173,985	187,985	—
Brazilian Real,
Expiring 02/02/23	CITI	BRL	285,032	52,816,917	56,124,558	3,307,641	—
Expiring 02/02/23	CITI	BRL	129,273	25,052,000	25,454,736	402,736	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 03/02/23	CITI	BRL	278,903	$54,613,590	$54,667,649	$54,059	$—
British Pound,
Expiring 04/19/23	TD	GBP	46,000	56,841,409	56,807,306	—	(34,103)
Canadian Dollar,
Expiring 04/19/23	BOA	CAD	25,282	18,869,597	19,013,736	144,139	—
Chilean Peso,
Expiring 03/15/23	MSI	CLP	10,703,343	11,893,000	13,354,621	1,461,621	—
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	385,453	54,243,000	57,143,422	2,900,422	—
Expiring 02/23/23	HSBC	CNH	368,882	52,780,000	54,686,634	1,906,634	—
Expiring 02/23/23	HSBC	CNH	296,449	43,921,000	43,948,549	27,549	—
Expiring 02/23/23	HSBC	CNH	122,371	17,484,000	18,141,412	657,412	—
Expiring 02/23/23	JPM	CNH	313,416	43,670,000	46,463,827	2,793,827	—
Expiring 02/23/23	JPM	CNH	232,800	34,472,000	34,512,531	40,531	—
Expiring 02/23/23	SCB	CNH	213,132	31,577,000	31,596,806	19,806	—
Colombian Peso,
Expiring 03/15/23	BARC	COP	126,015,023	25,310,000	26,756,501	1,446,501	—
Expiring 03/15/23	BARC	COP	105,949,792	20,964,000	22,496,093	1,532,093	—
Expiring 03/15/23	BARC	COP	63,515,909	13,098,000	13,486,197	388,197	—
Expiring 03/15/23	BNP	COP	370,994,289	76,164,407	78,772,425	2,608,018	—
Expiring 03/15/23	BNP	COP	221,837,748	45,259,155	47,102,336	1,843,181	—
Expiring 03/15/23	CITI	COP	114,807,547	25,006,000	24,376,841	—	(629,159)
Expiring 03/15/23	CITI	COP	108,355,291	23,214,000	23,006,848	—	(207,152)
Expiring 03/15/23	UAG	COP	56,486,868	11,927,000	11,993,736	66,736	—
Czech Koruna,
Expiring 04/19/23	CITI	CZK	582,447	26,188,000	26,511,837	323,837	—
Expiring 04/19/23	MSI	CZK	588,686	26,515,000	26,795,811	280,811	—
Euro,
Expiring 04/19/23	MSI	EUR	22,456	24,553,000	24,531,836	—	(21,164)
Hungarian Forint,
Expiring 04/19/23	BARC	HUF	2,139,138	5,640,120	5,801,169	161,049	—
Expiring 04/19/23	BOA	HUF	6,469,184	17,277,880	17,543,904	266,024	—
Expiring 04/19/23	HSBC	HUF	19,166,860	50,215,119	51,978,977	1,763,858	—
Expiring 04/19/23	HSBC	HUF	19,166,850	50,526,171	51,978,951	1,452,780	—
Expiring 04/19/23	JPM	HUF	7,677,400	20,386,898	20,820,489	433,591	—
Expiring 04/19/23	MSI	HUF	19,166,831	50,191,375	51,978,899	1,787,524	—
Expiring 04/19/23	TD	HUF	11,516,100	30,701,904	31,230,733	528,829	—
Indian Rupee,
Expiring 03/15/23	CITI	INR	2,242,381	27,418,000	27,336,024	—	(81,976)
Expiring 03/15/23	CITI	INR	1,787,236	21,498,000	21,787,524	289,524	—
Expiring 03/15/23	HSBC	INR	2,494,695	30,227,000	30,411,885	184,885	—
Expiring 03/15/23	HSBC	INR	984,530	12,027,000	12,002,037	—	(24,963)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/15/23	JPM	INR	2,192,684	$26,914,000	$26,730,180	$—	$(183,820)
Expiring 03/15/23	JPM	INR	2,100,221	25,384,000	25,603,008	219,008	—
Indonesian Rupiah,
Expiring 03/15/23	CITI	IDR	401,722,490	25,730,000	26,761,931	1,031,931	—
Expiring 03/15/23	HSBC	IDR	359,625,183	23,285,000	23,957,495	672,495	—
Expiring 03/15/23	JPM	IDR	1,569,580,134	99,966,890	104,562,221	4,595,331	—
Expiring 03/15/23	JPM	IDR	181,942,094	11,703,000	12,120,611	417,611	—
Expiring 03/15/23	MSI	IDR	182,894,225	11,857,000	12,184,040	327,040	—
Expiring 03/15/23	SCB	IDR	907,782,653	58,318,000	60,474,626	2,156,626	—
Israeli Shekel,
Expiring 03/15/23	BARC	ILS	43,886	13,043,000	12,734,432	—	(308,568)
Expiring 03/15/23	BARC	ILS	40,285	11,986,000	11,689,535	—	(296,465)
Expiring 03/15/23	BOA	ILS	87,713	25,847,000	25,451,820	—	(395,180)
Expiring 03/15/23	CITI	ILS	90,020	26,465,000	26,121,076	—	(343,924)
Expiring 03/15/23	CITI	ILS	87,895	25,751,000	25,504,490	—	(246,510)
Expiring 03/15/23	CITI	ILS	87,000	25,865,000	25,244,761	—	(620,239)
Expiring 03/15/23	CITI	ILS	86,625	25,421,000	25,135,972	—	(285,028)
Expiring 03/15/23	CITI	ILS	82,312	23,502,000	23,884,646	382,646	—
Expiring 03/15/23	JPM	ILS	88,172	26,247,000	25,584,852	—	(662,148)
Expiring 03/15/23	JPM	ILS	84,907	24,265,000	24,637,537	372,537	—
Japanese Yen,
Expiring 04/19/23	GSI	JPY	1,298,459	10,251,850	10,084,838	—	(167,012)
Mexican Peso,
Expiring 03/15/23	BARC	MXN	230,308	12,089,000	12,135,341	46,341	—
Expiring 03/15/23	BOA	MXN	239,403	11,878,000	12,614,564	736,564	—
Expiring 03/15/23	CITI	MXN	607,446	32,166,000	32,007,466	—	(158,534)
Expiring 03/15/23	CITI	MXN	535,195	27,193,000	28,200,421	1,007,421	—
Expiring 03/15/23	CITI	MXN	495,211	26,137,000	26,093,603	—	(43,397)
Expiring 03/15/23	CITI	MXN	452,540	23,842,000	23,845,177	3,177	—
Expiring 03/15/23	GSI	MXN	604,485	30,809,000	31,851,428	1,042,428	—
Expiring 03/15/23	HSBC	MXN	490,333	25,266,000	25,836,554	570,554	—
Expiring 03/15/23	HSBC	MXN	468,245	24,429,000	24,672,706	243,706	—
Expiring 03/15/23	HSBC	MXN	232,976	12,110,000	12,275,943	165,943	—
Expiring 03/15/23	JPM	MXN	595,870	30,430,000	31,397,498	967,498	—
Expiring 03/15/23	JPM	MXN	420,288	22,031,000	22,145,726	114,726	—
Expiring 03/15/23	JPM	MXN	238,785	11,858,000	12,582,022	724,022	—
Expiring 03/15/23	JPM	MXN	237,540	11,878,000	12,516,434	638,434	—
Expiring 03/15/23	MSI	MXN	228,381	12,027,000	12,033,800	6,800	—
New Taiwanese Dollar,
Expiring 03/15/23	BOA	TWD	847,278	28,395,000	28,376,778	—	(18,222)
Expiring 03/15/23	CITI	TWD	793,595	26,620,000	26,578,845	—	(41,155)
Expiring 03/15/23	CITI	TWD	559,159	18,368,000	18,727,163	359,163	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/15/23	GSI	TWD	1,230,512	$41,208,000	$41,211,918	$3,918	$—
Expiring 03/15/23	HSBC	TWD	1,342,392	44,543,000	44,958,977	415,977	—
Expiring 03/15/23	HSBC	TWD	1,168,170	38,735,000	39,123,981	388,981	—
Expiring 03/15/23	JPM	TWD	1,240,659	40,676,000	41,551,744	875,744	—
Expiring 03/15/23	MSI	TWD	924,841	30,356,000	30,974,482	618,482	—
Expiring 03/15/23	MSI	TWD	785,259	26,052,000	26,299,656	247,656	—
New Zealand Dollar,
Expiring 04/19/23	BARC	NZD	18,656	12,094,000	12,063,620	—	(30,380)
Peruvian Nuevo Sol,
Expiring 03/15/23	MSI	PEN	97,981	25,370,618	25,388,685	18,067	—
Philippine Peso,
Expiring 03/15/23	CITI	PHP	2,281,044	41,009,000	41,651,670	642,670	—
Expiring 03/15/23	HSBC	PHP	1,707,446	30,501,000	31,177,824	676,824	—
Expiring 03/15/23	JPM	PHP	1,782,150	31,976,000	32,541,920	565,920	—
Expiring 03/15/23	JPM	PHP	1,401,417	25,453,000	25,589,755	136,755	—
Expiring 03/15/23	JPM	PHP	1,379,496	24,779,000	25,189,493	410,493	—
Expiring 03/15/23	JPM	PHP	972,569	17,324,000	17,759,037	435,037	—
Expiring 03/15/23	SCB	PHP	2,055,210	36,929,000	37,527,960	598,960	—
Expiring 03/15/23	SCB	PHP	1,490,678	26,623,000	27,219,652	596,652	—
Expiring 03/15/23	SCB	PHP	1,374,562	24,441,000	25,099,387	658,387	—
Singapore Dollar,
Expiring 03/15/23	MSI	SGD	47,164	34,902,331	35,931,600	1,029,269	—
South African Rand,
Expiring 03/15/23	GSI	ZAR	207,585	12,047,000	11,885,101	—	(161,899)
Expiring 03/15/23	HSBC	ZAR	446,692	25,616,000	25,574,898	—	(41,102)
Expiring 03/15/23	JPM	ZAR	4,142,897	237,428,888	237,197,454	—	(231,434)
South Korean Won,
Expiring 03/15/23	BOA	KRW	15,783,945	12,003,000	12,817,722	814,722	—
Expiring 03/15/23	CITI	KRW	14,853,448	11,703,000	12,062,089	359,089	—
Expiring 03/15/23	HSBC	KRW	15,644,853	11,909,000	12,704,769	795,769	—
Expiring 03/15/23	JPM	KRW	46,939,024	36,107,497	38,117,932	2,010,435	—
Expiring 03/15/23	JPM	KRW	15,525,237	11,766,000	12,607,632	841,632	—
Expiring 03/15/23	UAG	KRW	33,626,762	25,620,000	27,307,399	1,687,399	—
Thai Baht,
Expiring 03/15/23	CITI	THB	1,458,790	42,108,000	44,389,463	2,281,463	—
Expiring 03/15/23	CITI	THB	898,936	26,160,000	27,353,699	1,193,699	—
Expiring 03/15/23	DB	THB	1,038,168	29,823,000	31,590,397	1,767,397	—
Expiring 03/15/23	HSBC	THB	1,823,703	52,492,000	55,493,413	3,001,413	—
Expiring 03/15/23	HSBC	THB	1,471,810	42,544,000	44,785,653	2,241,653	—
Expiring 03/15/23	HSBC	THB	1,011,376	29,409,000	30,775,115	1,366,115	—
Expiring 03/15/23	HSBC	THB	843,820	25,892,000	25,676,582	—	(215,418)
Expiring 03/15/23	HSBC	THB	726,794	21,589,000	22,115,583	526,583	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/15/23	HSBC	THB	32,430	$943,000	$986,804	$43,804	$—
Expiring 03/15/23	JPM	THB	866,379	25,407,000	26,363,011	956,011	—
Expiring 03/15/23	SCB	THB	853,352	25,436,000	25,966,633	530,633	—
				$3,383,295,650	$3,453,565,724	75,719,026	(5,448,952)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/23	BNP	AUD	34,144	$24,255,000	$24,173,015	$81,985	$—
Expiring 04/19/23	BNP	AUD	33,739	24,012,000	23,885,947	126,053	—
Expiring 04/19/23	CITI	AUD	17,051	11,986,000	12,071,456	—	(85,456)
Expiring 04/19/23	JPM	AUD	33,836	24,024,914	23,954,835	70,079	—
Expiring 04/19/23	JPM	AUD	17,172	12,036,233	12,157,242	—	(121,009)
Expiring 04/19/23	MSI	AUD	17,127	12,074,429	12,125,383	—	(50,954)
Brazilian Real,
Expiring 02/02/23	CITI	BRL	278,903	54,880,640	54,917,845	—	(37,205)
Expiring 02/02/23	TD	BRL	135,402	25,572,000	26,661,449	—	(1,089,449)
Expiring 03/02/23	CITI	BRL	140,181	27,409,000	27,476,746	—	(67,746)
British Pound,
Expiring 04/19/23	HSBC	GBP	830,620	1,014,328,099	1,025,766,933	—	(11,438,834)
Canadian Dollar,
Expiring 04/19/23	CITI	CAD	26,704	20,010,000	20,083,138	—	(73,138)
Expiring 04/19/23	GSI	CAD	16,093	12,027,000	12,102,572	—	(75,572)
Expiring 04/19/23	JPM	CAD	16,085	11,998,000	12,096,886	—	(98,886)
Chilean Peso,
Expiring 03/15/23	BARC	CLP	39,770,588	45,755,921	49,621,986	—	(3,866,065)
Expiring 03/15/23	CITI	CLP	21,462,779	25,957,000	26,779,229	—	(822,229)
Expiring 03/15/23	JPM	CLP	15,343,788	18,714,904	19,144,530	—	(429,626)
Expiring 03/15/23	MSI	CLP	22,622,565	25,706,000	28,226,301	—	(2,520,301)
Expiring 03/15/23	MSI	CLP	10,461,483	11,858,000	13,052,851	—	(1,194,851)
Expiring 03/15/23	UAG	CLP	22,339,700	26,783,000	27,873,369	—	(1,090,369)
Chinese Renminbi,
Expiring 02/23/23	BOA	CNH	280,385	40,885,000	41,567,072	—	(682,072)
Expiring 02/23/23	CITI	CNH	2,871,683	411,504,302	425,726,562	—	(14,222,260)
Expiring 02/23/23	GSI	CNH	326,938	47,608,000	48,468,574	—	(860,574)
Expiring 02/23/23	JPM	CNH	76,240	10,841,000	11,302,534	—	(461,534)
Expiring 02/23/23	MSI	CNH	115,935	16,369,000	17,187,359	—	(818,359)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 03/15/23	BNP	COP	76,876,402	$15,436,139	$16,323,002	$—	$(886,863)
Expiring 03/15/23	BNP	COP	41,841,485	8,521,861	8,884,113	—	(362,252)
Expiring 03/15/23	MSI	COP	133,977,702	27,157,000	28,447,199	—	(1,290,199)
Expiring 03/15/23	UAG	COP	125,679,208	25,116,000	26,685,198	—	(1,569,198)
Czech Koruna,
Expiring 04/19/23	HSBC	CZK	607,346	27,201,298	27,645,198	—	(443,900)
Expiring 04/19/23	MSI	CZK	599,866	27,190,000	27,304,691	—	(114,691)
Euro,
Expiring 04/19/23	JPM	EUR	181,600	197,765,124	198,387,742	—	(622,618)
Expiring 04/19/23	JPM	EUR	11,054	12,066,878	12,075,871	—	(8,993)
Expiring 04/19/23	MSI	EUR	2,354,575	2,568,778,024	2,572,240,464	—	(3,462,440)
Expiring 04/19/23	SCB	EUR	2,215,641	2,408,786,947	2,420,462,300	—	(11,675,353)
Indian Rupee,
Expiring 03/15/23	CITI	INR	8,897,634	106,919,589	108,467,712	—	(1,548,123)
Expiring 03/15/23	JPM	INR	1,634,137	19,756,000	19,921,153	—	(165,153)
Indonesian Rupiah,
Expiring 03/15/23	BOA	IDR	442,447,733	29,726,200	29,474,964	251,236	—
Expiring 03/15/23	CITI	IDR	189,759,321	12,739,800	12,641,378	98,422	—
Expiring 03/15/23	JPM	IDR	394,016,125	26,375,000	26,248,549	126,451	—
Israeli Shekel,
Expiring 03/15/23	CITI	ILS	46,355	13,565,184	13,450,875	114,309	—
Japanese Yen,
Expiring 04/19/23	BOA	JPY	1,517,972	11,986,000	11,789,741	196,259	—
Expiring 04/19/23	JPM	JPY	1,504,019	11,878,000	11,681,374	196,626	—
Expiring 04/19/23	MSI	JPY	1,555,591	12,047,000	12,081,921	—	(34,921)
Mexican Peso,
Expiring 03/15/23	BNP	MXN	617,375	32,632,000	32,530,639	101,361	—
Expiring 03/15/23	CITI	MXN	2,390,672	122,507,488	125,968,924	—	(3,461,436)
Expiring 03/15/23	HSBC	MXN	230,349	12,127,000	12,137,530	—	(10,530)
Expiring 03/15/23	JPM	MXN	422,350	21,373,000	22,254,406	—	(881,406)
New Taiwanese Dollar,
Expiring 03/15/23	CITI	TWD	964,266	31,688,000	32,294,883	—	(606,883)
Expiring 03/15/23	GSI	TWD	1,214,761	39,394,000	40,684,396	—	(1,290,396)
Expiring 03/15/23	JPM	TWD	7,474,247	248,272,606	250,325,087	—	(2,052,481)
New Zealand Dollar,
Expiring 04/19/23	JPM	NZD	18,548	12,006,000	11,993,880	12,120	—
Peruvian Nuevo Sol,
Expiring 03/15/23	BARC	PEN	101,309	26,107,000	26,251,011	—	(144,011)
Expiring 03/15/23	CITI	PEN	101,307	26,172,000	26,250,317	—	(78,317)
Expiring 03/15/23	UAG	PEN	97,347	25,090,000	25,224,241	—	(134,241)
Philippine Peso,
Expiring 03/15/23	BOA	PHP	2,221,862	40,651,000	40,571,013	79,987	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 03/15/23	CITI	PHP	2,282,142	$41,878,000	$41,671,719	$206,281	$—
Expiring 03/15/23	HSBC	PHP	1,701,298	31,114,000	31,065,562	48,438	—
Expiring 03/15/23	JPM	PHP	1,315,409	23,484,000	24,019,266	—	(535,266)
Expiring 03/15/23	MSI	PHP	11,340,053	199,895,163	207,068,432	—	(7,173,269)
Expiring 03/15/23	MSI	PHP	1,534,400	28,000,000	28,018,018	—	(18,018)
Expiring 03/15/23	MSI	PHP	723,678	13,253,958	13,214,302	39,656	—
Expiring 03/15/23	SCB	PHP	2,321,564	40,878,000	42,391,565	—	(1,513,565)
Expiring 03/15/23	SCB	PHP	1,721,339	31,407,000	31,431,512	—	(24,512)
Expiring 03/15/23	SCB	PHP	1,455,940	25,783,000	26,585,349	—	(802,349)
Polish Zloty,
Expiring 04/19/23	BARC	PLN	121,637	27,134,330	27,913,857	—	(779,527)
Expiring 04/19/23	BARC	PLN	59,819	13,364,670	13,727,699	—	(363,029)
Expiring 04/19/23	BARC	PLN	25,764	5,877,610	5,912,445	—	(34,835)
Expiring 04/19/23	BOA	PLN	84,152	19,301,003	19,311,750	—	(10,747)
Expiring 04/19/23	CITI	PLN	130,431	29,645,000	29,931,930	—	(286,930)
Expiring 04/19/23	CITI	PLN	103,450	23,677,000	23,740,172	—	(63,172)
Expiring 04/19/23	MSI	PLN	500,525	113,789,202	114,863,134	—	(1,073,932)
Expiring 04/19/23	MSI	PLN	105,214	24,067,000	24,145,020	—	(78,020)
Singapore Dollar,
Expiring 03/15/23	HSBC	SGD	33,641	24,999,000	25,628,805	—	(629,805)
Expiring 03/15/23	JPM	SGD	15,738	11,904,000	11,989,991	—	(85,991)
South African Rand,
Expiring 03/15/23	BOA	ZAR	604,635	35,736,000	34,617,794	1,118,206	—
Expiring 03/15/23	JPM	ZAR	433,409	25,492,000	24,814,425	677,575	—
South Korean Won,
Expiring 03/15/23	BARC	KRW	15,151,962	11,831,000	12,304,505	—	(473,505)
Expiring 03/15/23	CITI	KRW	15,468,761	11,858,000	12,561,769	—	(703,769)
Expiring 03/15/23	GSI	KRW	42,287,328	34,464,000	34,340,414	123,586	—
Expiring 03/15/23	JPM	KRW	18,315,400	14,272,000	14,873,449	—	(601,449)
Expiring 03/15/23	JPM	KRW	14,842,966	11,998,000	12,053,577	—	(55,577)
Expiring 03/15/23	MSI	KRW	31,359,869	25,554,000	25,466,515	87,485	—
Expiring 03/15/23	MSI	KRW	14,947,740	12,127,000	12,138,662	—	(11,662)
Expiring 03/15/23	MSI	KRW	14,836,122	11,907,000	12,048,020	—	(141,020)
Expiring 03/15/23	SCB	KRW	15,497,030	11,941,000	12,584,725	—	(643,725)
Thai Baht,
Expiring 03/15/23	CITI	THB	821,799	23,767,000	25,006,488	—	(1,239,488)
Expiring 03/15/23	GSI	THB	7,179,828	204,845,300	218,474,763	—	(13,629,463)
Expiring 03/15/23	GSI	THB	783,677	21,841,000	23,846,481	—	(2,005,481)
Expiring 03/15/23	HSBC	THB	882,871	25,691,000	26,864,862	—	(1,173,862)
Expiring 03/15/23	HSBC	THB	393,891	12,025,000	11,985,694	39,306	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 03/15/23	HSBC	THB	393,187	$12,027,000	$11,964,266	$62,734	$—
Expiring 03/15/23	SCB	THB	1,271,794	35,522,000	38,699,386	—	(3,177,386)
				$9,429,977,816	$9,534,399,909	3,858,155	(108,280,248)
						$79,577,181	$(113,729,200)
Cross currency exchange contracts outstanding at January 31, 2023:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
03/15/23	Buy	ZAR	208,293	EUR	11,092	$—	$(166,638)	MSI
04/19/23	Buy	EUR	22,378	JPY	3,092,886	424,962	—	BARC
04/19/23	Buy	EUR	38,704	PLN	184,581	—	(76,359)	CITI
04/19/23	Buy	PLN	114,568	EUR	24,069	—	(2,325)	MSI
04/19/23	Buy	PLN	119,272	EUR	25,083	—	(30,525)	BOA
						$424,962	$(275,847)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Emirate of Abu Dhabi (D10)	12/20/24	1.000%(Q)	1,000	$(16,057)	$366	$(16,423)	MSI
Federation of Malaysia (D10)	12/20/24	1.000%(Q)	2,000	(27,358)	732	(28,090)	MSI
Federative Republic of Brazil (D10)	12/20/24	1.000%(Q)	6,000	(6,693)	2,195	(8,888)	MSI
Kingdom of Saudi Arabia (D10)	12/20/24	1.000%(Q)	1,000	(12,289)	366	(12,655)	MSI
People’s Republic of China (D10)	12/20/24	1.000%(Q)	4,500	(65,020)	1,646	(66,666)	MSI
Republic of Chile (D10)	12/20/24	1.000%(Q)	1,000	(11,115)	366	(11,481)	MSI
Republic of Colombia (D10)	12/20/24	1.000%(Q)	2,500	15,978	914	15,064	MSI
Republic of Indonesia (D10)	12/20/24	1.000%(Q)	4,000	(52,122)	1,463	(53,585)	MSI
Republic of Panama (D10)	12/20/24	1.000%(Q)	1,000	(9,205)	366	(9,571)	MSI
Republic of Peru (D10)	12/20/24	1.000%(Q)	1,000	(8,364)	366	(8,730)	MSI
Republic of Philippines (D10)	12/20/24	1.000%(Q)	1,000	(12,190)	366	(12,556)	MSI
Republic of South Africa (D10)	12/20/24	1.000%(Q)	4,500	18,676	1,646	17,030	MSI
Republic of Turkey (D10)	12/20/24	1.000%(Q)	6,000	376,051	2,195	373,856	MSI
State of Qatar (D10)	12/20/24	1.000%(Q)	1,000	(15,390)	366	(15,756)	MSI
United Mexican States (D10)	12/20/24	1.000%(Q)	6,000	(58,159)	2,195	(60,354)	MSI
Emirate of Abu Dhabi (D11)	06/20/26	1.000%(Q)	800	(18,407)	632	(19,039)	BOA
Federation of Malaysia (D11)	06/20/26	1.000%(Q)	1,600	(28,221)	1,265	(29,486)	BOA
Federative Republic of Brazil (D11)	06/20/26	1.000%(Q)	4,800	92,061	3,794	88,267	BOA
Kingdom of Saudi Arabia (D11)	06/20/26	1.000%(Q)	800	(13,074)	632	(13,706)	BOA
People’s Republic of China (D11)	06/20/26	1.000%(Q)	4,800	(96,953)	3,794	(100,747)	BOA
Republic of Argentina (D11)	06/20/26	1.000%(Q)	800	499,568	632	498,936	BOA
Republic of Chile (D11)	06/20/26	1.000%(Q)	800	(8,096)	632	(8,728)	BOA
Republic of Colombia (D11)	06/20/26	1.000%(Q)	2,000	63,135	1,581	61,554	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Republic of Indonesia (D11)	06/20/26	1.000%(Q)	3,600	$(49,090)	$2,845	$(51,935)	BOA
Republic of Panama (D11)	06/20/26	1.000%(Q)	800	(5,137)	632	(5,769)	BOA
Republic of Peru (D11)	06/20/26	1.000%(Q)	800	(3,969)	632	(4,601)	BOA
Republic of Philippines (D11)	06/20/26	1.000%(Q)	800	(9,742)	632	(10,374)	BOA
Republic of South Africa (D11)	06/20/26	1.000%(Q)	4,000	113,424	3,161	110,263	BOA
Republic of Turkey (D11)	06/20/26	1.000%(Q)	4,800	568,930	3,794	565,136	BOA
State of Qatar (D11)	06/20/26	1.000%(Q)	800	(17,700)	632	(18,332)	BOA
United Mexican States (D11)	06/20/26	1.000%(Q)	4,800	(28,316)	3,794	(32,110)	BOA
Emirate of Abu Dhabi (D12)	06/20/26	1.000%(Q)	100	(2,301)	101	(2,402)	BOA
Federation of Malaysia (D12)	06/20/26	1.000%(Q)	200	(3,528)	202	(3,730)	BOA
Federative Republic of Brazil (D12)	06/20/26	1.000%(Q)	600	11,507	606	10,901	BOA
Kingdom of Saudi Arabia (D12)	06/20/26	1.000%(Q)	100	(1,634)	101	(1,735)	BOA
People’s Republic of China (D12)	06/20/26	1.000%(Q)	600	(12,119)	606	(12,725)	BOA
Republic of Argentina (D12)	06/20/26	1.000%(Q)	100	62,446	101	62,345	BOA
Republic of Chile (D12)	06/20/26	1.000%(Q)	100	(1,012)	101	(1,113)	BOA
Republic of Colombia (D12)	06/20/26	1.000%(Q)	250	7,892	253	7,639	BOA
Republic of Indonesia (D12)	06/20/26	1.000%(Q)	450	(6,136)	455	(6,591)	BOA
Republic of Panama (D12)	06/20/26	1.000%(Q)	100	(642)	101	(743)	BOA
Republic of Peru (D12)	06/20/26	1.000%(Q)	100	(496)	101	(597)	BOA
Republic of Philippines (D12)	06/20/26	1.000%(Q)	100	(1,218)	101	(1,319)	BOA
Republic of South Africa (D12)	06/20/26	1.000%(Q)	500	14,178	505	13,673	BOA
Republic of Turkey (D12)	06/20/26	1.000%(Q)	600	71,116	606	70,510	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
State of Qatar (D12)	06/20/26	1.000%(Q)	100	$(2,213)	$101	$(2,314)	BOA
United Mexican States (D12)	06/20/26	1.000%(Q)	600	(3,540)	606	(4,146)	BOA
				$1,307,456	$49,279	$1,258,177

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/23	1.000%(Q)	2,550	0.220%	$20,380	$(247)	$20,627	BARC
Federative Republic of Brazil (D01)	12/20/23	1.000%(Q)	12,750	0.662%	52,721	(1,234)	53,955	BARC
People’s Republic of China (D01)	12/20/23	1.000%(Q)	8,500	0.212%	68,481	(823)	69,304	BARC
Republic of Chile (D01)	12/20/23	1.000%(Q)	2,550	0.337%	17,763	(247)	18,010	BARC
Republic of Colombia (D01)	12/20/23	1.000%(Q)	3,400	1.075%	1,861	(329)	2,190	BARC
Republic of Indonesia (D01)	12/20/23	1.000%(Q)	3,400	0.208%	27,528	(329)	27,857	BARC
Republic of Panama (D01)	12/20/23	1.000%(Q)	2,550	0.400%	16,362	(247)	16,609	BARC
Republic of Peru (D01)	12/20/23	1.000%(Q)	2,550	0.461%	15,011	(247)	15,258	BARC
Republic of Philippines (D01)	12/20/23	1.000%(Q)	2,550	0.235%	20,036	(247)	20,283	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D01)	12/20/23	1.000%(Q)	7,650	0.842%	$19,641	$(740)	$20,381	BARC
Republic of Turkey (D01)	12/20/23	1.000%(Q)	12,750	3.774%	(287,269)	(1,234)	(286,035)	BARC
United Mexican States (D01)	12/20/23	1.000%(Q)	11,050	0.393%	71,657	(1,069)	72,726	BARC
Federation of Malaysia (D02)	12/20/23	1.000%(Q)	10,500	0.220%	83,917	(1,498)	85,415	BARC
Federative Republic of Brazil (D02)	12/20/23	1.000%(Q)	52,500	0.662%	217,088	(7,488)	224,576	BARC
People’s Republic of China (D02)	12/20/23	1.000%(Q)	35,000	0.212%	281,983	(4,992)	286,975	BARC
Republic of Chile (D02)	12/20/23	1.000%(Q)	10,500	0.337%	73,143	(1,498)	74,641	BARC
Republic of Colombia (D02)	12/20/23	1.000%(Q)	14,000	1.075%	7,661	(1,997)	9,658	BARC
Republic of Indonesia (D02)	12/20/23	1.000%(Q)	14,000	0.208%	113,348	(1,997)	115,345	BARC
Republic of Panama (D02)	12/20/23	1.000%(Q)	10,500	0.400%	67,373	(1,498)	68,871	BARC
Republic of Peru (D02)	12/20/23	1.000%(Q)	10,500	0.461%	61,812	(1,498)	63,310	BARC
Republic of Philippines (D02)	12/20/23	1.000%(Q)	10,500	0.235%	82,502	(1,498)	84,000	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D02)	12/20/23	1.000%(Q)	31,500	0.842%	$80,872	$(4,493)	$85,365	BARC
Republic of Turkey (D02)	12/20/23	1.000%(Q)	52,500	3.774%	(1,182,873)	(7,488)	(1,175,385)	BARC
United Mexican States (D02)	12/20/23	1.000%(Q)	45,500	0.393%	295,057	(6,489)	301,546	BARC
Federation of Malaysia (D03)	12/20/23	1.000%(Q)	4,500	0.220%	35,964	(1,582)	37,546	BARC
Federative Republic of Brazil (D03)	12/20/23	1.000%(Q)	22,500	0.662%	93,038	(7,908)	100,946	BARC
People’s Republic of China (D03)	12/20/23	1.000%(Q)	15,000	0.212%	120,850	(5,272)	126,122	BARC
Republic of Chile (D03)	12/20/23	1.000%(Q)	4,500	0.337%	31,347	(1,582)	32,929	BARC
Republic of Colombia (D03)	12/20/23	1.000%(Q)	6,000	1.075%	3,283	(2,109)	5,392	BARC
Republic of Indonesia (D03)	12/20/23	1.000%(Q)	6,000	0.208%	48,578	(2,109)	50,687	BARC
Republic of Panama (D03)	12/20/23	1.000%(Q)	4,500	0.400%	28,874	(1,582)	30,456	BARC
Republic of Peru (D03)	12/20/23	1.000%(Q)	4,500	0.461%	26,491	(1,582)	28,073	BARC
Republic of Philippines (D03)	12/20/23	1.000%(Q)	4,500	0.235%	35,358	(1,582)	36,940	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D03)	12/20/23	1.000%(Q)	13,500	0.842%	$34,659	$(4,745)	$39,404	BARC
Republic of Turkey (D03)	12/20/23	1.000%(Q)	22,500	3.774%	(506,945)	(7,908)	(499,037)	BARC
United Mexican States (D03)	12/20/23	1.000%(Q)	19,500	0.393%	126,452	(6,854)	133,306	BARC
Federation of Malaysia (D04)	12/20/23	1.000%(Q)	3,000	0.124%	26,501	(1,262)	27,763	CITI
Federative Republic of Brazil (D04)	12/20/23	1.000%(Q)	15,000	0.662%	62,025	(6,308)	68,333	CITI
People’s Republic of China (D04)	12/20/23	1.000%(Q)	10,000	0.212%	80,566	(4,206)	84,772	CITI
Republic of Chile (D04)	12/20/23	1.000%(Q)	3,000	0.337%	20,898	(1,262)	22,160	CITI
Republic of Colombia (D04)	12/20/23	1.000%(Q)	4,000	1.075%	2,189	(1,682)	3,871	CITI
Republic of Indonesia (D04)	12/20/23	1.000%(Q)	4,000	0.208%	32,385	(1,682)	34,067	CITI
Republic of Panama (D04)	12/20/23	1.000%(Q)	3,000	0.400%	19,249	(1,262)	20,511	CITI
Republic of Peru (D04)	12/20/23	1.000%(Q)	3,000	0.461%	17,661	(1,278)	18,939	CITI
Republic of Philippines (D04)	12/20/23	1.000%(Q)	3,000	0.235%	23,572	(1,262)	24,834	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D04)	12/20/23	1.000%(Q)	9,000	0.842%	$23,106	$(3,785)	$26,891	CITI
Republic of Turkey (D04)	12/20/23	1.000%(Q)	15,000	3.774%	(337,963)	(6,308)	(331,655)	CITI
United Mexican States (D04)	12/20/23	1.000%(Q)	13,000	0.393%	84,302	(5,467)	89,769	CITI
Federation of Malaysia (D05)	12/20/23	1.000%(Q)	3,000	0.220%	23,976	(1,375)	25,351	CITI
Federative Republic of Brazil (D05)	12/20/23	1.000%(Q)	15,000	0.662%	62,026	(6,874)	68,900	CITI
People’s Republic of China (D05)	12/20/23	1.000%(Q)	10,000	0.212%	80,566	(4,583)	85,149	CITI
Republic of Chile (D05)	12/20/23	1.000%(Q)	3,000	0.337%	20,898	(1,375)	22,273	CITI
Republic of Colombia (D05)	12/20/23	1.000%(Q)	4,000	1.075%	2,189	(1,833)	4,022	CITI
Republic of Indonesia (D05)	12/20/23	1.000%(Q)	4,000	0.208%	32,385	(1,833)	34,218	CITI
Republic of Panama (D05)	12/20/23	1.000%(Q)	3,000	0.400%	19,249	(1,375)	20,624	CITI
Republic of Peru (D05)	12/20/23	1.000%(Q)	3,000	0.461%	17,661	(1,375)	19,036	CITI
Republic of Philippines (D05)	12/20/23	1.000%(Q)	3,000	0.235%	23,572	(1,375)	24,947	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D05)	12/20/23	1.000%(Q)	9,000	0.842%	$23,106	$(4,125)	$27,231	CITI
Republic of Turkey (D05)	12/20/23	1.000%(Q)	15,000	3.774%	(337,963)	(6,874)	(331,089)	CITI
United Mexican States (D05)	12/20/23	1.000%(Q)	13,000	0.393%	84,302	(5,958)	90,260	CITI
Emirate of Abu Dhabi (D06)	12/20/25	1.000%(Q)	2,000	0.262%	42,721	(271)	42,992	MSI
Federation of Malaysia (D06)	12/20/25	1.000%(Q)	3,000	0.398%	52,737	(407)	53,144	MSI
Federative Republic of Brazil (D06)	12/20/25	1.000%(Q)	12,000	1.388%	(110,861)	(1,627)	(109,234)	MSI
Kingdom of Saudi Arabia (D06)	12/20/25	1.000%(Q)	2,000	0.480%	30,710	(271)	30,981	MSI
People’s Republic of China (D06)	12/20/25	1.000%(Q)	12,000	0.346%	228,163	(1,627)	229,790	MSI
Republic of Argentina (D06)	12/20/25	1.000%(Q)	5,000	35.602%	(3,022,957)	(678)	(3,022,279)	MSI
Republic of Chile (D06)	12/20/25	1.000%(Q)	2,000	0.613%	23,408	(271)	23,679	MSI
Republic of Colombia (D06)	12/20/25	1.000%(Q)	5,000	1.853%	(107,742)	(678)	(107,064)	MSI
Republic of Indonesia (D06)	12/20/25	1.000%(Q)	8,000	0.497%	118,946	(1,085)	120,031	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D06)	12/20/25	1.000%(Q)	2,000	0.735%	$16,778	$(271)	$17,049	MSI
Republic of Peru (D06)	12/20/25	1.000%(Q)	2,000	0.770%	14,869	(271)	15,140	MSI
Republic of Philippines (D06)	12/20/25	1.000%(Q)	2,000	0.543%	27,176	(271)	27,447	MSI
Republic of South Africa (D06)	12/20/25	1.000%(Q)	9,000	1.725%	(163,658)	(1,220)	(162,438)	MSI
Republic of Turkey (D06)	12/20/25	1.000%(Q)	12,000	5.030%	(1,201,585)	(1,627)	(1,199,958)	MSI
State of Qatar (D06)	12/20/25	1.000%(Q)	2,000	0.288%	41,271	(339)	41,610	MSI
United Mexican States (D06)	12/20/25	1.000%(Q)	12,000	0.726%	103,600	(1,627)	105,227	MSI
Emirate of Abu Dhabi (D07)	12/20/25	1.000%(Q)	2,000	0.262%	42,721	(856)	43,577	CITI
Federation of Malaysia (D07)	12/20/25	1.000%(Q)	3,000	0.398%	52,737	(1,284)	54,021	CITI
Federative Republic of Brazil (D07)	12/20/25	1.000%(Q)	12,000	1.388%	(110,862)	(5,135)	(105,727)	CITI
Kingdom of Saudi Arabia (D07)	12/20/25	1.000%(Q)	2,000	0.480%	30,710	(856)	31,566	CITI
People’s Republic of China (D07)	12/20/25	1.000%(Q)	12,000	0.346%	228,163	(5,135)	233,298	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D07)	12/20/25	1.000%(Q)	5,000	35.602%	$(3,022,957)	$(2,139)	$(3,020,818)	CITI
Republic of Chile (D07)	12/20/25	1.000%(Q)	2,000	0.613%	23,408	(856)	24,264	CITI
Republic of Colombia (D07)	12/20/25	1.000%(Q)	5,000	1.853%	(107,741)	(2,139)	(105,602)	CITI
Republic of Indonesia (D07)	12/20/25	1.000%(Q)	8,000	0.497%	118,947	(3,423)	122,370	CITI
Republic of Panama (D07)	12/20/25	1.000%(Q)	2,000	0.735%	16,777	(856)	17,633	CITI
Republic of Peru (D07)	12/20/25	1.000%(Q)	2,000	0.770%	14,868	(856)	15,724	CITI
Republic of Philippines (D07)	12/20/25	1.000%(Q)	2,000	0.543%	27,176	(856)	28,032	CITI
Republic of South Africa (D07)	12/20/25	1.000%(Q)	9,000	1.725%	(163,658)	(3,851)	(159,807)	CITI
Republic of Turkey (D07)	12/20/25	1.000%(Q)	12,000	5.030%	(1,201,585)	(5,135)	(1,196,450)	CITI
State of Qatar (D07)	12/20/25	1.000%(Q)	2,000	0.288%	41,271	(856)	42,127	CITI
United Mexican States (D07)	12/20/25	1.000%(Q)	12,000	0.726%	103,599	(5,135)	108,734	CITI
Emirate of Abu Dhabi (D08)	12/20/25	1.000%(Q)	4,000	0.262%	85,441	(1,712)	87,153	MSI
Federation of Malaysia (D08)	12/20/25	1.000%(Q)	6,000	0.398%	105,475	(2,567)	108,042	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D08)	12/20/25	1.000%(Q)	24,000	1.388%	$(221,722)	$(10,269)	$(211,453)	MSI
Kingdom of Saudi Arabia (D08)	12/20/25	1.000%(Q)	4,000	0.480%	61,420	(1,712)	63,132	MSI
People’s Republic of China (D08)	12/20/25	1.000%(Q)	24,000	0.346%	456,327	(10,269)	466,596	MSI
Republic of Argentina (D08)	12/20/25	1.000%(Q)	10,000	35.602%	(6,045,914)	(4,279)	(6,041,635)	MSI
Republic of Chile (D08)	12/20/25	1.000%(Q)	4,000	0.613%	46,816	(1,712)	48,528	MSI
Republic of Colombia (D08)	12/20/25	1.000%(Q)	10,000	1.853%	(215,483)	(4,279)	(211,204)	MSI
Republic of Indonesia (D08)	12/20/25	1.000%(Q)	16,000	0.497%	237,893	(6,846)	244,739	MSI
Republic of Panama (D08)	12/20/25	1.000%(Q)	4,000	0.735%	33,555	(1,712)	35,267	MSI
Republic of Peru (D08)	12/20/25	1.000%(Q)	4,000	0.770%	29,737	(1,712)	31,449	MSI
Republic of Philippines (D08)	12/20/25	1.000%(Q)	4,000	0.543%	54,351	(1,712)	56,063	MSI
Republic of South Africa (D08)	12/20/25	1.000%(Q)	18,000	1.725%	(327,316)	(7,702)	(319,614)	MSI
Republic of Turkey (D08)	12/20/25	1.000%(Q)	24,000	5.030%	(2,403,169)	(10,269)	(2,392,900)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D08)	12/20/25	1.000%(Q)	4,000	0.288%	$82,543	$(1,848)	$84,391	MSI
United Mexican States (D08)	12/20/25	1.000%(Q)	24,000	0.726%	207,200	(10,269)	217,469	MSI
Emirate of Abu Dhabi (D09)	12/20/25	1.000%(Q)	4,000	0.262%	85,441	(1,712)	87,153	MSI
Federation of Malaysia (D09)	12/20/25	1.000%(Q)	6,000	0.398%	105,475	(2,567)	108,042	MSI
Federative Republic of Brazil (D09)	12/20/25	1.000%(Q)	24,000	1.388%	(221,722)	(10,269)	(211,453)	MSI
Kingdom of Saudi Arabia (D09)	12/20/25	1.000%(Q)	4,000	0.480%	61,420	(1,712)	63,132	MSI
People’s Republic of China (D09)	12/20/25	1.000%(Q)	24,000	0.346%	456,327	(10,269)	466,596	MSI
Republic of Argentina (D09)	12/20/25	1.000%(Q)	10,000	35.602%	(6,045,914)	(4,279)	(6,041,635)	MSI
Republic of Chile (D09)	12/20/25	1.000%(Q)	4,000	0.613%	46,816	(1,712)	48,528	MSI
Republic of Colombia (D09)	12/20/25	1.000%(Q)	10,000	1.853%	(215,483)	(4,279)	(211,204)	MSI
Republic of Indonesia (D09)	12/20/25	1.000%(Q)	16,000	0.497%	237,893	(6,846)	244,739	MSI
Republic of Panama (D09)	12/20/25	1.000%(Q)	4,000	0.735%	33,555	(1,712)	35,267	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D09)	12/20/25	1.000%(Q)	4,000	0.770%	$29,737	$(1,712)	$31,449	MSI
Republic of Philippines (D09)	12/20/25	1.000%(Q)	4,000	0.543%	54,351	(1,712)	56,063	MSI
Republic of South Africa (D09)	12/20/25	1.000%(Q)	18,000	1.725%	(327,316)	(7,702)	(319,614)	MSI
Republic of Turkey (D09)	12/20/25	1.000%(Q)	24,000	5.030%	(2,403,169)	(10,269)	(2,392,900)	MSI
State of Qatar (D09)	12/20/25	1.000%(Q)	4,000	0.288%	82,543	(1,848)	84,391	MSI
United Mexican States (D09)	12/20/25	1.000%(Q)	24,000	0.726%	207,200	(10,269)	217,469	MSI
Emirate of Abu Dhabi (D13)	12/20/26	1.000%(Q)	500	0.351%	12,318	(797)	13,115	BOA
Federation of Malaysia (D13)	12/20/26	1.000%(Q)	1,000	0.540%	17,696	(1,594)	19,290	BOA
Federative Republic of Brazil (D13)	12/20/26	1.000%(Q)	3,000	1.854%	(86,459)	(4,781)	(81,678)	BOA
Kingdom of Saudi Arabia (D13)	12/20/26	1.000%(Q)	500	0.551%	8,658	(797)	9,455	BOA
People’s Republic of China (D13)	12/20/26	1.000%(Q)	3,000	0.439%	64,100	(4,781)	68,881	BOA
Republic of Argentina (D13)	12/20/26	1.000%(Q)	500	34.511%	(320,815)	(797)	(320,018)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D13)	12/20/26	1.000%(Q)	500	0.794%	$4,280	$(797)	$5,077	BOA
Republic of Colombia (D13)	12/20/26	1.000%(Q)	1,250	2.222%	(51,599)	(1,992)	(49,607)	BOA
Republic of Indonesia (D13)	12/20/26	1.000%(Q)	2,250	0.686%	27,960	(3,585)	31,545	BOA
Republic of Panama (D13)	12/20/26	1.000%(Q)	500	0.908%	2,243	(797)	3,040	BOA
Republic of Peru (D13)	12/20/26	1.000%(Q)	500	0.962%	1,267	(797)	2,064	BOA
Republic of Philippines (D13)	12/20/26	1.000%(Q)	500	0.732%	5,396	(797)	6,193	BOA
Republic of South Africa (D13)	12/20/26	1.000%(Q)	2,750	2.130%	(105,089)	(4,382)	(100,707)	BOA
Republic of Turkey (D13)	12/20/26	1.000%(Q)	3,000	5.264%	(408,118)	(4,781)	(403,337)	BOA
State of Qatar (D13)	12/20/26	1.000%(Q)	500	0.379%	11,797	(797)	12,594	BOA
United Mexican States (D13)	12/20/26	1.000%(Q)	2,750	0.943%	8,846	(4,382)	13,228	BOA
Emirate of Abu Dhabi (D14)	12/20/26	1.000%(Q)	4,000	0.351%	98,544	(7,219)	105,763	CITI
Federation of Malaysia (D14)	12/20/26	1.000%(Q)	8,000	0.540%	141,575	(14,438)	156,013	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D14)	12/20/26	1.000%(Q)	24,000	1.854%	$(691,664)	$(43,314)	$(648,350)	CITI
Kingdom of Saudi Arabia (D14)	12/20/26	1.000%(Q)	4,000	0.551%	69,265	(7,219)	76,484	CITI
People’s Republic of China (D14)	12/20/26	1.000%(Q)	24,000	0.439%	512,804	(43,314)	556,118	CITI
Republic of Argentina (D14)	12/20/26	1.000%(Q)	4,000	34.511%	(2,566,518)	(7,219)	(2,559,299)	CITI
Republic of Chile (D14)	12/20/26	1.000%(Q)	4,000	0.794%	34,246	(7,219)	41,465	CITI
Republic of Colombia (D14)	12/20/26	1.000%(Q)	10,000	2.222%	(412,791)	(18,048)	(394,743)	CITI
Republic of Indonesia (D14)	12/20/26	1.000%(Q)	18,000	0.686%	223,675	(32,486)	256,161	CITI
Republic of Panama (D14)	12/20/26	1.000%(Q)	4,000	0.908%	17,947	(7,219)	25,166	CITI
Republic of Peru (D14)	12/20/26	1.000%(Q)	4,000	0.962%	10,136	(7,219)	17,355	CITI
Republic of Philippines (D14)	12/20/26	1.000%(Q)	4,000	0.732%	43,169	(7,219)	50,388	CITI
Republic of South Africa (D14)	12/20/26	1.000%(Q)	22,000	2.130%	(840,712)	(39,705)	(801,007)	CITI
Republic of Turkey (D14)	12/20/26	1.000%(Q)	24,000	5.264%	(3,264,942)	(43,314)	(3,221,628)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D14)	12/20/26	1.000%(Q)	4,000	0.379%	$94,381	$(7,219)	$101,600	CITI
United Mexican States (D14)	12/20/26	1.000%(Q)	22,000	0.943%	70,763	(39,705)	110,468	CITI
Emirate of Abu Dhabi (D15)	12/20/26	1.000%(Q)	2,000	0.351%	49,272	(3,610)	52,882	MSI
Federation of Malaysia (D15)	12/20/26	1.000%(Q)	4,000	0.540%	70,788	(7,219)	78,007	MSI
Federative Republic of Brazil (D15)	12/20/26	1.000%(Q)	12,000	1.854%	(345,832)	(21,657)	(324,175)	MSI
Kingdom of Saudi Arabia (D15)	12/20/26	1.000%(Q)	2,000	0.551%	34,632	(3,610)	38,242	MSI
People’s Republic of China (D15)	12/20/26	1.000%(Q)	12,000	0.439%	256,402	(21,657)	278,059	MSI
Republic of Argentina (D15)	12/20/26	1.000%(Q)	2,000	34.511%	(1,283,260)	(3,610)	(1,279,650)	MSI
Republic of Chile (D15)	12/20/26	1.000%(Q)	2,000	0.794%	17,122	(3,610)	20,732	MSI
Republic of Colombia (D15)	12/20/26	1.000%(Q)	5,000	2.222%	(206,396)	(9,024)	(197,372)	MSI
Republic of Indonesia (D15)	12/20/26	1.000%(Q)	9,000	0.686%	111,838	(16,243)	128,081	MSI
Republic of Panama (D15)	12/20/26	1.000%(Q)	2,000	0.908%	8,973	(3,610)	12,583	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D15)	12/20/26	1.000%(Q)	2,000	0.962%	$5,068	$(3,610)	$8,678	MSI
Republic of Philippines (D15)	12/20/26	1.000%(Q)	2,000	0.732%	21,584	(3,610)	25,194	MSI
Republic of South Africa (D15)	12/20/26	1.000%(Q)	11,000	2.130%	(420,355)	(19,852)	(400,503)	MSI
Republic of Turkey (D15)	12/20/26	1.000%(Q)	12,000	5.264%	(1,632,471)	(21,657)	(1,610,814)	MSI
State of Qatar (D15)	12/20/26	1.000%(Q)	2,000	0.379%	47,190	(3,610)	50,800	MSI
United Mexican States (D15)	12/20/26	1.000%(Q)	11,000	0.943%	35,382	(19,852)	55,234	MSI
Emirate of Abu Dhabi (D16)	12/20/26	1.000%(Q)	10,000	0.351%	246,360	(18,048)	264,408	BARC
Federation of Malaysia (D16)	12/20/26	1.000%(Q)	20,000	0.540%	353,938	(36,095)	390,033	BARC
Federative Republic of Brazil (D16)	12/20/26	1.000%(Q)	60,000	1.854%	(1,729,161)	(108,286)	(1,620,875)	BARC
Kingdom of Saudi Arabia (D16)	12/20/26	1.000%(Q)	10,000	0.551%	173,162	(18,048)	191,210	BARC
People’s Republic of China (D16)	12/20/26	1.000%(Q)	60,000	0.439%	1,282,008	(108,286)	1,390,294	BARC
Republic of Argentina (D16)	12/20/26	1.000%(Q)	10,000	34.511%	(6,416,296)	(18,048)	(6,398,248)	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D16)	12/20/26	1.000%(Q)	10,000	0.794%	$85,614	$(18,048)	$103,662	BARC
Republic of Colombia (D16)	12/20/26	1.000%(Q)	25,000	2.222%	(1,031,977)	(45,119)	(986,858)	BARC
Republic of Indonesia (D16)	12/20/26	1.000%(Q)	45,000	0.686%	559,189	(81,214)	640,403	BARC
Republic of Panama (D16)	12/20/26	1.000%(Q)	10,000	0.908%	44,867	(18,048)	62,915	BARC
Republic of Peru (D16)	12/20/26	1.000%(Q)	10,000	0.962%	25,341	(18,048)	43,389	BARC
Republic of Philippines (D16)	12/20/26	1.000%(Q)	10,000	0.732%	107,923	(18,048)	125,971	BARC
Republic of South Africa (D16)	12/20/26	1.000%(Q)	55,000	2.130%	(2,101,779)	(99,262)	(2,002,517)	BARC
Republic of Turkey (D16)	12/20/26	1.000%(Q)	60,000	5.264%	(8,162,356)	(108,286)	(8,054,070)	BARC
State of Qatar (D16)	12/20/26	1.000%(Q)	10,000	0.379%	235,953	(18,048)	254,001	BARC
United Mexican States (D16)	12/20/26	1.000%(Q)	55,000	0.943%	176,909	(99,262)	276,171	BARC
Emirate of Abu Dhabi (D17)	12/20/26	1.000%(Q)	2,000	0.351%	49,272	(4,036)	53,308	MSI
Federation of Malaysia (D17)	12/20/26	1.000%(Q)	4,000	0.540%	70,787	(8,073)	78,860	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D17)	12/20/26	1.000%(Q)	12,000	1.854%	$(345,832)	$(24,218)	$(321,614)	MSI
Kingdom of Saudi Arabia (D17)	12/20/26	1.000%(Q)	2,000	0.551%	34,633	(4,036)	38,669	MSI
People’s Republic of China (D17)	12/20/26	1.000%(Q)	12,000	0.439%	256,402	(24,218)	280,620	MSI
Republic of Argentina (D17)	12/20/26	1.000%(Q)	2,000	34.511%	(1,283,259)	(4,036)	(1,279,223)	MSI
Republic of Chile (D17)	12/20/26	1.000%(Q)	2,000	0.794%	17,123	(4,036)	21,159	MSI
Republic of Colombia (D17)	12/20/26	1.000%(Q)	5,000	2.222%	(206,395)	(10,091)	(196,304)	MSI
Republic of Indonesia (D17)	12/20/26	1.000%(Q)	9,000	0.686%	111,838	(18,164)	130,002	MSI
Republic of Panama (D17)	12/20/26	1.000%(Q)	2,000	0.908%	8,974	(4,036)	13,010	MSI
Republic of Peru (D17)	12/20/26	1.000%(Q)	2,000	0.962%	5,069	(4,036)	9,105	MSI
Republic of Philippines (D17)	12/20/26	1.000%(Q)	2,000	0.732%	21,585	(4,036)	25,621	MSI
Republic of South Africa (D17)	12/20/26	1.000%(Q)	11,000	2.130%	(420,356)	(22,200)	(398,156)	MSI
Republic of Turkey (D17)	12/20/26	1.000%(Q)	12,000	5.264%	(1,632,471)	(24,218)	(1,608,253)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D17)	12/20/26	1.000%(Q)	2,000	0.379%	$47,191	$(4,036)	$51,227	MSI
United Mexican States (D17)	12/20/26	1.000%(Q)	11,000	0.943%	35,382	(22,200)	57,582	MSI
Emirate of Abu Dhabi (D18)	12/20/26	1.000%(Q)	1,000	0.351%	24,636	(274)	24,910	BOA
Federation of Malaysia (D18)	12/20/26	1.000%(Q)	2,000	0.540%	35,393	(549)	35,942	BOA
Federative Republic of Brazil (D18)	12/20/26	1.000%(Q)	6,000	1.854%	(172,916)	(1,646)	(171,270)	BOA
Kingdom of Saudi Arabia (D18)	12/20/26	1.000%(Q)	1,000	0.551%	17,317	(274)	17,591	BOA
People’s Republic of China (D18)	12/20/26	1.000%(Q)	6,000	0.439%	128,201	(1,646)	129,847	BOA
Republic of Argentina (D18)	12/20/26	1.000%(Q)	1,000	34.511%	(641,629)	(274)	(641,355)	BOA
Republic of Chile (D18)	12/20/26	1.000%(Q)	1,000	0.794%	8,562	(274)	8,836	BOA
Republic of Colombia (D18)	12/20/26	1.000%(Q)	2,500	2.222%	(103,198)	(686)	(102,512)	BOA
Republic of Indonesia (D18)	12/20/26	1.000%(Q)	4,500	0.686%	55,919	(1,234)	57,153	BOA
Republic of Panama (D18)	12/20/26	1.000%(Q)	1,000	0.908%	4,487	(274)	4,761	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D18)	12/20/26	1.000%(Q)	1,000	0.962%	$2,534	$(274)	$2,808	BOA
Republic of Philippines (D18)	12/20/26	1.000%(Q)	1,000	0.732%	10,793	(274)	11,067	BOA
Republic of South Africa (D18)	12/20/26	1.000%(Q)	5,500	2.130%	(210,178)	(1,509)	(208,669)	BOA
Republic of Turkey (D18)	12/20/26	1.000%(Q)	6,000	5.264%	(816,236)	(1,646)	(814,590)	BOA
State of Qatar (D18)	12/20/26	1.000%(Q)	1,000	0.379%	23,596	(274)	23,870	BOA
United Mexican States (D18)	12/20/26	1.000%(Q)	5,500	0.943%	17,691	(1,509)	19,200	BOA
Emirate of Abu Dhabi (D19)	12/20/26	1.000%(Q)	2,000	0.351%	49,272	(733)	50,005	MSI
Federation of Malaysia (D19)	12/20/26	1.000%(Q)	4,000	0.540%	70,788	(1,466)	72,254	MSI
Federative Republic of Brazil (D19)	12/20/26	1.000%(Q)	12,000	1.854%	(345,832)	(4,399)	(341,433)	MSI
Kingdom of Saudi Arabia (D19)	12/20/26	1.000%(Q)	2,000	0.551%	34,633	(733)	35,366	MSI
People’s Republic of China (D19)	12/20/26	1.000%(Q)	12,000	0.439%	256,402	(4,399)	260,801	MSI
Republic of Argentina (D19)	12/20/26	1.000%(Q)	2,000	34.511%	(1,283,259)	(733)	(1,282,526)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D19)	12/20/26	1.000%(Q)	2,000	0.794%	$17,123	$(733)	$17,856	MSI
Republic of Colombia (D19)	12/20/26	1.000%(Q)	5,000	2.222%	(206,395)	(1,833)	(204,562)	MSI
Republic of Indonesia (D19)	12/20/26	1.000%(Q)	9,000	0.686%	111,837	(3,300)	115,137	MSI
Republic of Panama (D19)	12/20/26	1.000%(Q)	2,000	0.908%	8,974	(733)	9,707	MSI
Republic of Peru (D19)	12/20/26	1.000%(Q)	2,000	0.962%	5,068	(733)	5,801	MSI
Republic of Philippines (D19)	12/20/26	1.000%(Q)	2,000	0.732%	21,585	(733)	22,318	MSI
Republic of South Africa (D19)	12/20/26	1.000%(Q)	11,000	2.130%	(420,356)	(4,033)	(416,323)	MSI
Republic of Turkey (D19)	12/20/26	1.000%(Q)	12,000	5.264%	(1,632,471)	(4,399)	(1,628,072)	MSI
State of Qatar (D19)	12/20/26	1.000%(Q)	2,000	0.379%	47,191	(733)	47,924	MSI
United Mexican States (D19)	12/20/26	1.000%(Q)	11,000	0.943%	35,382	(4,033)	39,415	MSI
Emirate of Abu Dhabi (D20)	12/20/26	1.000%(Q)	4,000	0.351%	98,544	(1,466)	100,010	MSI
Federation of Malaysia (D20)	12/20/26	1.000%(Q)	8,000	0.540%	141,575	(2,933)	144,508	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D20)	12/20/26	1.000%(Q)	24,000	1.854%	$(691,664)	$(8,799)	$(682,865)	MSI
Kingdom of Saudi Arabia (D20)	12/20/26	1.000%(Q)	4,000	0.551%	69,265	(1,466)	70,731	MSI
People’s Republic of China (D20)	12/20/26	1.000%(Q)	24,000	0.439%	512,803	(8,799)	521,602	MSI
Republic of Argentina (D20)	12/20/26	1.000%(Q)	4,000	34.511%	(2,566,518)	(1,466)	(2,565,052)	MSI
Republic of Chile (D20)	12/20/26	1.000%(Q)	4,000	0.794%	34,246	(1,466)	35,712	MSI
Republic of Colombia (D20)	12/20/26	1.000%(Q)	10,000	2.222%	(412,790)	(3,666)	(409,124)	MSI
Republic of Indonesia (D20)	12/20/26	1.000%(Q)	18,000	0.686%	223,676	(6,599)	230,275	MSI
Republic of Panama (D20)	12/20/26	1.000%(Q)	4,000	0.908%	17,947	(1,466)	19,413	MSI
Republic of Peru (D20)	12/20/26	1.000%(Q)	4,000	0.962%	10,137	(1,466)	11,603	MSI
Republic of Philippines (D20)	12/20/26	1.000%(Q)	4,000	0.732%	43,170	(1,466)	44,636	MSI
Republic of South Africa (D20)	12/20/26	1.000%(Q)	22,000	2.130%	(840,712)	(8,066)	(832,646)	MSI
Republic of Turkey (D20)	12/20/26	1.000%(Q)	24,000	5.264%	(3,264,942)	(8,799)	(3,256,143)	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
State of Qatar (D20)	12/20/26	1.000%(Q)	4,000	0.379%	$94,382	$(1,466)	$95,848	MSI
United Mexican States (D20)	12/20/26	1.000%(Q)	22,000	0.943%	70,763	(8,066)	78,829	MSI
Emirate of Abu Dhabi (D21)	06/20/26	1.000%(Q)	2,000	0.313%	46,017	(760)	46,777	BARC
Federation of Malaysia (D21)	06/20/26	1.000%(Q)	4,000	0.479%	70,554	(1,520)	72,074	BARC
Federative Republic of Brazil (D21)	06/20/26	1.000%(Q)	12,000	1.656%	(230,152)	(4,559)	(225,593)	BARC
Kingdom of Saudi Arabia (D21)	06/20/26	1.000%(Q)	2,000	0.521%	32,685	(760)	33,445	BARC
People’s Republic of China (D21)	06/20/26	1.000%(Q)	12,000	0.399%	242,385	(4,559)	246,944	BARC
Republic of Argentina (D21)	06/20/26	1.000%(Q)	2,000	34.992%	(1,248,921)	(760)	(1,248,161)	BARC
Republic of Chile (D21)	06/20/26	1.000%(Q)	2,000	0.717%	20,239	(760)	20,999	BARC
Republic of Colombia (D21)	06/20/26	1.000%(Q)	5,000	2.065%	(157,837)	(1,900)	(155,937)	BARC
Republic of Indonesia (D21)	06/20/26	1.000%(Q)	9,000	0.605%	122,724	(3,419)	126,143	BARC
Republic of Panama (D21)	06/20/26	1.000%(Q)	2,000	0.834%	12,841	(760)	13,601	BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D21)	06/20/26	1.000%(Q)	2,000	0.880%	$9,923	$(760)	$10,683	BARC
Republic of Philippines (D21)	06/20/26	1.000%(Q)	2,000	0.651%	24,353	(760)	25,113	BARC
Republic of South Africa (D21)	06/20/26	1.000%(Q)	10,000	1.957%	(283,561)	(3,799)	(279,762)	BARC
Republic of Turkey (D21)	06/20/26	1.000%(Q)	12,000	5.164%	(1,422,324)	(4,559)	(1,417,765)	BARC
State of Qatar (D21)	06/20/26	1.000%(Q)	2,000	0.340%	44,250	(760)	45,010	BARC
United Mexican States (D21)	06/20/26	1.000%(Q)	12,000	0.850%	70,791	(4,559)	75,350	BARC
Emirate of Abu Dhabi (D22)	12/20/26	1.000%(Q)	300	0.351%	7,391	(131)	7,522	BOA
Federation of Malaysia (D22)	12/20/26	1.000%(Q)	600	0.540%	10,618	(262)	10,880	BOA
Federative Republic of Brazil (D22)	12/20/26	1.000%(Q)	1,800	1.854%	(51,875)	(785)	(51,090)	BOA
Kingdom of Saudi Arabia (D22)	12/20/26	1.000%(Q)	300	0.551%	5,195	(131)	5,326	BOA
People’s Republic of China (D22)	12/20/26	1.000%(Q)	1,800	0.439%	38,460	(785)	39,245	BOA
Republic of Argentina (D22)	12/20/26	1.000%(Q)	300	34.511%	(192,489)	(131)	(192,358)	BOA

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D22)	12/20/26	1.000%(Q)	300	0.794%	$2,568	$(131)	$2,699	BOA
Republic of Colombia (D22)	12/20/26	1.000%(Q)	750	2.222%	(30,959)	(327)	(30,632)	BOA
Republic of Indonesia (D22)	12/20/26	1.000%(Q)	1,350	0.686%	16,775	(589)	17,364	BOA
Republic of Panama (D22)	12/20/26	1.000%(Q)	300	0.908%	1,346	(131)	1,477	BOA
Republic of Peru (D22)	12/20/26	1.000%(Q)	300	0.962%	760	(131)	891	BOA
Republic of Philippines (D22)	12/20/26	1.000%(Q)	300	0.732%	3,238	(131)	3,369	BOA
Republic of South Africa (D22)	12/20/26	1.000%(Q)	1,650	2.130%	(63,054)	(720)	(62,334)	BOA
Republic of Turkey (D22)	12/20/26	1.000%(Q)	1,800	5.264%	(244,871)	(785)	(244,086)	BOA
State of Qatar (D22)	12/20/26	1.000%(Q)	300	0.379%	7,078	(131)	7,209	BOA
United Mexican States (D22)	12/20/26	1.000%(Q)	1,650	0.943%	5,307	(720)	6,027	BOA
ADT Security Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.747%	(25,492)	(1,753)	(23,739)	CITI
AES Corp. (The) (D23)	06/20/24	0.250%(Q)	4,000	0.505%	(12,523)	(1,753)	(10,770)	CITI
Airbus SE (D23)	06/20/24	0.250%(Q)	4,000	0.460%	(10,105)	(1,753)	(8,352)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ally Financial, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.403%	$(60,371)	$(1,753)	$(58,618)	CITI
Altice France SA (D23)	06/20/24	0.250%(Q)	4,000	4.468%	(217,012)	(1,753)	(215,259)	CITI
Altria Group, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.298%	(1,409)	(1,753)	344	CITI
American Axle & Manufacturing, Inc. (D23)	06/20/24	0.250%(Q)	4,000	2.481%	(116,856)	(1,753)	(115,103)	CITI
Amkor Technology, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.588%	(16,953)	(1,753)	(15,200)	CITI
Anglo American PLC (D23)	06/20/24	0.250%(Q)	4,000	0.553%	(15,117)	(1,753)	(13,364)	CITI
Anheuser-Busch InBev SA (D23)	06/20/24	0.250%(Q)	4,000	0.380%	(5,793)	(1,753)	(4,040)	CITI
Apache Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.689%	(22,376)	(1,753)	(20,623)	CITI
ArcelorMittal SA (D23)	06/20/24	0.250%(Q)	4,000	0.794%	(27,978)	(1,753)	(26,225)	CITI
Arrow Electronics, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.362%	(4,830)	(1,753)	(3,077)	CITI
AT&T, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.604%	(17,820)	(1,753)	(16,067)	CITI
Avient Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.955%	(36,631)	(1,753)	(34,878)	CITI
Avis Budget Group, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.804%	(81,468)	(1,753)	(79,715)	CITI
Avnet, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.468%	(10,568)	(1,753)	(8,815)	CITI
Banco Bilbao Vizcaya Argentaria SA (D23)	06/20/24	0.250%(Q)	4,000	0.868%	(32,014)	(1,753)	(30,261)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Banco Santander SA (D23)	06/20/24	0.250%(Q)	4,000	0.840%	$(30,535)	$(1,753)	$(28,782)	CITI
Barclays Bank PLC (D23)	06/20/24	0.250%(Q)	4,000	0.989%	(38,443)	(1,753)	(36,690)	CITI
Barclays Bank PLC (D23)	06/20/24	0.250%(Q)	4,000	0.960%	(36,952)	(1,753)	(35,199)	CITI
Beazer Homes USA, Inc. (D23)	06/20/24	0.250%(Q)	4,000	2.336%	(109,352)	(1,753)	(107,599)	CITI
BNP Paribas SA (D23)	06/20/24	0.250%(Q)	4,000	0.577%	(16,439)	(1,753)	(14,686)	CITI
Boeing Co. (D23)	06/20/24	0.250%(Q)	4,000	0.628%	(19,106)	(1,753)	(17,353)	CITI
British Telecommunications PLC (D23)	06/20/24	0.250%(Q)	4,000	0.432%	(8,597)	(1,753)	(6,844)	CITI
Calpine Corp. (D23)	06/20/24	0.250%(Q)	4,000	2.803%	(133,039)	(1,753)	(131,286)	CITI
Canadian Natural Resources Ltd. (D23)	06/20/24	0.250%(Q)	4,000	0.287%	(822)	(1,753)	931	CITI
CCO Holdings LLC (D23)	06/20/24	0.250%(Q)	4,000	1.388%	(59,566)	(1,753)	(57,813)	CITI
Cellnex Telecom SA (D23)	06/20/24	0.250%(Q)	4,000	0.736%	(24,887)	(1,753)	(23,134)	CITI
CMA CGM SA (D23)	06/20/24	0.250%(Q)	4,000	1.565%	(68,811)	(1,753)	(67,058)	CITI
Constellium SE (D23)	06/20/24	0.250%(Q)	4,000	1.835%	(82,906)	(1,753)	(81,153)	CITI
CSC Holdings LLC (D23)	06/20/24	0.250%(Q)	4,000	9.230%	(442,632)	(1,753)	(440,879)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DaVita, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.362%	$(58,181)	$(1,753)	$(56,428)	CITI
Dell, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.488%	(11,607)	(1,753)	(9,854)	CITI
Delta Air Lines, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.116%	(45,223)	(1,753)	(43,470)	CITI
Deutsche Lufthansa AG (D23)	06/20/24	0.250%(Q)	4,000	1.329%	(56,382)	(1,753)	(54,629)	CITI
Devon Energy Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.525%	(13,592)	(1,753)	(11,839)	CITI
Dow Chemical Co. (The) (D23)	06/20/24	0.250%(Q)	4,000	0.359%	(4,704)	(1,753)	(2,951)	CITI
Elo SA (D23)	06/20/24	0.250%(Q)	4,000	0.868%	(31,995)	(1,753)	(30,242)	CITI
Enbridge, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.500%	(12,279)	(1,753)	(10,526)	CITI
Energy Transfer LP (D23)	06/20/24	0.250%(Q)	4,000	0.425%	(8,252)	(1,753)	(6,499)	CITI
Expedia Group, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.437%	(8,887)	(1,753)	(7,134)	CITI
Ford Motor Co. (D23)	06/20/24	0.250%(Q)	4,000	1.916%	(87,183)	(1,753)	(85,430)	CITI
Ford Motor Co. (D23)	06/20/24	0.250%(Q)	4,000	1.778%	(79,952)	(1,753)	(78,199)	CITI
Freeport-McMoRan, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.454%	(9,785)	(1,753)	(8,032)	CITI
Gap, Inc. (D23)	06/20/24	0.250%(Q)	4,000	2.076%	(95,678)	(1,753)	(93,925)	CITI
General Electric Co. (D23)	06/20/24	0.250%(Q)	4,000	0.394%	(6,577)	(1,753)	(4,824)	CITI
General Motors Co. (D23)	06/20/24	0.250%(Q)	4,000	0.987%	(38,243)	(1,753)	(36,490)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Glencore International AG (D23)	06/20/24	0.250%(Q)	4,000	0.805%	$(28,544)	$(1,753)	$(26,791)	CITI
Goldman Sachs Group, Inc. (The) (D23)	06/20/24	0.250%(Q)	4,000	0.490%	(11,740)	(1,753)	(9,987)	CITI
Goodyear Tire & Rubber Co. (The) (D23)	06/20/24	0.250%(Q)	4,000	1.751%	(78,682)	(1,753)	(76,929)	CITI
Halliburton Co. (D23)	06/20/24	0.250%(Q)	4,000	0.291%	(1,015)	(1,753)	738	CITI
Hapag-Lloyd AG (D23)	06/20/24	0.250%(Q)	4,000	1.848%	(83,688)	(1,753)	(81,935)	CITI
HCA, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.521%	(13,375)	(1,753)	(11,622)	CITI
Hess Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.462%	(10,199)	(1,753)	(8,446)	CITI
Hochtief AG (D23)	06/20/24	0.250%(Q)	4,000	0.795%	(28,094)	(1,753)	(26,341)	CITI
Host Hotels & Resorts LP (D23)	06/20/24	0.250%(Q)	4,000	0.481%	(11,258)	(1,753)	(9,505)	CITI
HP, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.473%	(10,797)	(1,753)	(9,044)	CITI
ING Groep NV (D23)	06/20/24	0.250%(Q)	4,000	0.580%	(16,591)	(1,753)	(14,838)	CITI
International Game Technology PLC (D23)	06/20/24	0.250%(Q)	4,000	1.009%	(39,455)	(1,753)	(37,702)	CITI
iStar, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.363%	(4,869)	(1,753)	(3,116)	CITI
KB Home (D23)	06/20/24	0.250%(Q)	4,000	1.177%	(48,441)	(1,753)	(46,688)	CITI
Kohl’s Corp. (D23)	06/20/24	0.250%(Q)	4,000	2.007%	(92,057)	(1,753)	(90,304)	CITI
Kraft Heinz Foods Co. (D23)	06/20/24	0.250%(Q)	4,000	0.313%	(2,183)	(1,753)	(430)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ladbrokes Coral Group Ltd. (D23)	06/20/24	0.250%(Q)	4,000	1.208%	$(49,979)	$(1,753)	$(48,226)	CITI
Lennar Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.505%	(12,531)	(1,753)	(10,778)	CITI
Leonardo SpA (D23)	06/20/24	0.250%(Q)	4,000	0.620%	(18,693)	(1,753)	(16,940)	CITI
Lloyds Banking Group PLC (D23)	06/20/24	0.250%(Q)	4,000	0.673%	(21,563)	(1,753)	(19,810)	CITI
Louis Dreyfus Co. BV (D23)	06/20/24	0.250%(Q)	4,000	0.535%	(14,128)	(1,753)	(12,375)	CITI
Lumen Technologies, Inc. (D23)	06/20/24	0.250%(Q)	4,000	3.982%	(193,910)	(1,753)	(192,157)	CITI
Macy’s, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.161%	(47,580)	(1,753)	(45,827)	CITI
Marriott International, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.317%	(2,438)	(1,753)	(685)	CITI
Matterhorn Telecom Holding SA (D23)	06/20/24	0.250%(Q)	4,000	1.248%	(52,202)	(1,753)	(50,449)	CITI
MDC Holdings, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.813%	(28,998)	(1,753)	(27,245)	CITI
MGIC Investment Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.599%	(17,594)	(1,753)	(15,841)	CITI
MGM Resorts International (D23)	06/20/24	0.250%(Q)	4,000	1.413%	(60,965)	(1,753)	(59,212)	CITI
Nabors Industries, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.546%	(68,088)	(1,753)	(66,335)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
NatWest Group PLC (D23)	06/20/24	0.250%(Q)	4,000	0.779%	$(27,260)	$(1,753)	$(25,507)	CITI
Navient Corp. (D23)	06/20/24	0.250%(Q)	4,000	1.480%	(64,441)	(1,753)	(62,688)	CITI
Netflix, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.391%	(6,424)	(1,753)	(4,671)	CITI
Newell Brands, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.853%	(31,181)	(1,753)	(29,428)	CITI
Nordstrom, Inc. (D23)	06/20/24	0.250%(Q)	4,000	2.257%	(105,119)	(1,753)	(103,366)	CITI
NOVA Chemicals Corp. (D23)	06/20/24	0.250%(Q)	4,000	1.542%	(67,773)	(1,753)	(66,020)	CITI
NRG Energy, Inc. (D23)	06/20/24	0.250%(Q)	4,000	2.045%	(93,988)	(1,753)	(92,235)	CITI
Occidental Petroleum Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.542%	(14,511)	(1,753)	(12,758)	CITI
Olin Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.677%	(21,739)	(1,753)	(19,986)	CITI
OneMain Finance Corp. (D23)	06/20/24	0.250%(Q)	4,000	1.632%	(72,534)	(1,753)	(70,781)	CITI
Ovintiv, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.521%	(13,362)	(1,753)	(11,609)	CITI
PulteGroup, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.494%	(11,959)	(1,753)	(10,206)	CITI
Radian Group, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.293%	(54,541)	(1,753)	(52,788)	CITI
Renault SA (D23)	06/20/24	0.250%(Q)	4,000	1.005%	(39,254)	(1,753)	(37,501)	CITI
Rexel SA (D23)	06/20/24	0.250%(Q)	4,000	0.969%	(37,355)	(1,753)	(35,602)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Reynolds American, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.483%	$(11,361)	$(1,753)	$(9,608)	CITI
Ryder System, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.512%	(12,908)	(1,753)	(11,155)	CITI
Safeway, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.566%	(15,789)	(1,753)	(14,036)	CITI
Sealed Air Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.575%	(16,293)	(1,753)	(14,540)	CITI
Sirius XM Radio, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.739%	(25,053)	(1,753)	(23,300)	CITI
Societe Generale SA (D23)	06/20/24	0.250%(Q)	4,000	0.666%	(21,187)	(1,753)	(19,434)	CITI
Southwest Airlines Co. (D23)	06/20/24	0.250%(Q)	4,000	0.541%	(14,439)	(1,753)	(12,686)	CITI
Standard Chartered PLC (D23)	06/20/24	0.250%(Q)	4,000	0.641%	(19,852)	(1,753)	(18,099)	CITI
Stellantis NV (D23)	06/20/24	0.250%(Q)	4,000	0.593%	(17,248)	(1,753)	(15,495)	CITI
Stena AB (D23)	06/20/24	0.250%(Q)	4,000	2.866%	(136,203)	(1,753)	(134,450)	CITI
TechnipFMC PLC (D23)	06/20/24	0.250%(Q)	4,000	1.161%	(47,550)	(1,753)	(45,797)	CITI
Teck Resources Ltd. (D23)	06/20/24	0.250%(Q)	4,000	0.580%	(16,549)	(1,753)	(14,796)	CITI
Tenet Healthcare Corp. (D23)	06/20/24	0.250%(Q)	4,000	1.550%	(68,301)	(1,753)	(66,548)	CITI
Tesco PLC (D23)	06/20/24	0.250%(Q)	4,000	0.497%	(12,106)	(1,753)	(10,353)	CITI
Tesla, Inc. (D23)	06/20/24	0.250%(Q)	4,000	1.179%	(48,462)	(1,753)	(46,709)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D23)	06/20/24	0.250%(Q)	4,000	1.351%	$(57,575)	$(1,753)	$(55,822)	CITI
T-Mobile USA, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.624%	(18,906)	(1,753)	(17,153)	CITI
Toll Brothers, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.792%	(27,900)	(1,753)	(26,147)	CITI
TransDigm, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.982%	(38,035)	(1,753)	(36,282)	CITI
UniCredit SpA (D23)	06/20/24	0.250%(Q)	4,000	1.134%	(46,200)	(1,753)	(44,447)	CITI
United Airlines Holdings, Inc. (D23)	06/20/24	0.250%(Q)	4,000	2.293%	(107,010)	(1,753)	(105,257)	CITI
United Rentals North America, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.548%	(14,843)	(1,753)	(13,090)	CITI
United States Steel Corp. (D23)	06/20/24	0.250%(Q)	4,000	1.434%	(62,077)	(1,753)	(60,324)	CITI
Univision Communications, Inc. (D23)	06/20/24	0.250%(Q)	4,000	3.277%	(157,113)	(1,753)	(155,360)	CITI
UPC Holding BV (D23)	06/20/24	0.250%(Q)	4,000	1.516%	(66,314)	(1,753)	(64,561)	CITI
Valero Energy Corp. (D23)	06/20/24	0.250%(Q)	4,000	0.240%	1,758	(1,753)	3,511	CITI
Verizon Communications, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.631%	(19,284)	(1,753)	(17,531)	CITI
Virgin Media Finance PLC (D23)	06/20/24	0.250%(Q)	4,000	2.092%	(96,418)	(1,753)	(94,665)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Vistra Energy Corp. (D23)	06/20/24	0.250%(Q)	4,000	2.439%	$(114,292)	$(1,753)	$(112,539)	CITI
Xerox Corp. (D23)	06/20/24	0.250%(Q)	4,000	2.005%	(91,973)	(1,753)	(90,220)	CITI
Yum! Brands, Inc. (D23)	06/20/24	0.250%(Q)	4,000	0.413%	(7,607)	(1,753)	(5,854)	CITI
Ziggo Bond Co. BV (D23)	06/20/24	0.250%(Q)	4,000	1.669%	(74,403)	(1,753)	(72,650)	CITI
Zurich Versicherungs-Gesellschaft AG (D23)	06/20/24	0.250%(Q)	4,000	0.517%	(13,178)	(1,753)	(11,425)	CITI
Adecco Group AG (D24)	12/20/24	0.250%(Q)	5,000	0.484%	(19,665)	(2,258)	(17,407)	CITI
AES Corp. (The) (D24)	12/20/24	0.250%(Q)	5,000	0.577%	(28,056)	(2,258)	(25,798)	CITI
Ally Financial, Inc. (D24)	12/20/24	0.250%(Q)	5,000	1.546%	(114,262)	(2,258)	(112,004)	CITI
Alstom SA (D24)	12/20/24	0.250%(Q)	5,000	0.706%	(39,664)	(2,258)	(37,406)	CITI
American Axle & Manufacturing, Inc. (D24)	12/20/24	0.250%(Q)	5,000	2.833%	(225,813)	(2,258)	(223,555)	CITI
Amkor Technology, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.631%	(32,958)	(2,258)	(30,700)	CITI
Anglo American PLC (D24)	12/20/24	0.250%(Q)	5,000	0.602%	(30,352)	(2,258)	(28,094)	CITI
Anheuser-Busch InBev SA (D24)	12/20/24	0.250%(Q)	5,000	0.400%	(12,134)	(2,258)	(9,876)	CITI
Apache Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.763%	(44,751)	(2,258)	(42,493)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
ArcelorMittal SA (D24)	12/20/24	0.250%(Q)	5,000	0.869%	$(54,298)	$(2,258)	$(52,040)	CITI
Arrow Electronics, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.403%	(12,386)	(2,258)	(10,128)	CITI
Ashland LLC (D24)	12/20/24	0.250%(Q)	5,000	0.471%	(18,560)	(2,258)	(16,302)	CITI
AT&T, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.635%	(33,327)	(2,258)	(31,069)	CITI
Avient Corp. (D24)	12/20/24	0.250%(Q)	5,000	1.114%	(76,175)	(2,258)	(73,917)	CITI
Avnet, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.520%	(22,989)	(2,258)	(20,731)	CITI
Bayer AG (D24)	12/20/24	0.250%(Q)	5,000	0.401%	(12,218)	(2,258)	(9,960)	CITI
Best Buy Co., Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.533%	(24,161)	(2,258)	(21,903)	CITI
Block Financial LLC (D24)	12/20/24	0.250%(Q)	5,000	0.341%	(6,800)	(2,258)	(4,542)	CITI
Boeing Co. (D24)	12/20/24	0.250%(Q)	5,000	0.678%	(37,145)	(2,258)	(34,887)	CITI
Boyd Gaming Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.811%	(49,260)	(2,258)	(47,002)	CITI
British Telecommunications PLC (D24)	12/20/24	0.250%(Q)	5,000	0.480%	(19,349)	(2,258)	(17,091)	CITI
CCO Holdings LLC (D24)	12/20/24	0.250%(Q)	5,000	1.571%	(116,501)	(2,258)	(114,243)	CITI
Centrica PLC (D24)	12/20/24	0.250%(Q)	5,000	0.474%	(18,783)	(2,258)	(16,525)	CITI
Cleveland-Cliffs, Inc. (D24)	12/20/24	0.250%(Q)	5,000	1.519%	(111,979)	(2,258)	(109,721)	CITI
CMA CGM SA (D24)	12/20/24	0.250%(Q)	5,000	1.679%	(125,749)	(2,258)	(123,491)	CITI
CNH Industrial NV (D24)	12/20/24	0.250%(Q)	5,000	0.463%	(17,823)	(2,258)	(15,565)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Darden Restaurants, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.331%	$(5,837)	$(2,258)	$(3,579)	CITI
Dell, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.565%	(26,994)	(2,258)	(24,736)	CITI
Devon Energy Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.562%	(26,767)	(2,258)	(24,509)	CITI
Dow Chemical Co. (The) (D24)	12/20/24	0.250%(Q)	5,000	0.414%	(13,423)	(2,258)	(11,165)	CITI
DXC Technology Co. (D24)	12/20/24	0.250%(Q)	5,000	0.711%	(40,106)	(2,258)	(37,848)	CITI
Expedia Group, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.494%	(20,609)	(2,258)	(18,351)	CITI
Ford Motor Co. (D24)	12/20/24	0.250%(Q)	5,000	2.047%	(157,775)	(2,258)	(155,517)	CITI
Freeport-McMoRan, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.513%	(22,299)	(2,258)	(20,041)	CITI
General Electric Co. (D24)	12/20/24	0.250%(Q)	5,000	0.425%	(14,382)	(2,258)	(12,124)	CITI
General Motors Co. (D24)	12/20/24	0.250%(Q)	5,000	1.051%	(70,490)	(2,258)	(68,232)	CITI
GKN Holdings Ltd. (D24)	12/20/24	0.250%(Q)	5,000	0.588%	(29,059)	(2,258)	(26,801)	CITI
Goodyear Tire & Rubber Co. (The) (D24)	12/20/24	0.250%(Q)	5,000	1.960%	(150,458)	(2,258)	(148,200)	CITI
Halliburton Co. (D24)	12/20/24	0.250%(Q)	5,000	0.321%	(4,960)	(2,258)	(2,702)	CITI
Hapag-Lloyd AG (D24)	12/20/24	0.250%(Q)	5,000	1.977%	(151,757)	(2,258)	(149,499)	CITI
HCA, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.595%	(29,689)	(2,258)	(27,431)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Holcim AG (D24)	12/20/24	0.250%(Q)	5,000	0.465%	$(17,945)	$(2,258)	$(15,687)	CITI
Howmet Aerospace, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.462%	(17,716)	(2,258)	(15,458)	CITI
HP, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.540%	(24,720)	(2,258)	(22,462)	CITI
Iron Mountain, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.832%	(50,975)	(2,258)	(48,717)	CITI
ITV PLC (D24)	12/20/24	0.250%(Q)	5,000	0.754%	(43,968)	(2,258)	(41,710)	CITI
J Sainsbury PLC (D24)	12/20/24	0.250%(Q)	5,000	0.520%	(22,920)	(2,258)	(20,662)	CITI
KB Home (D24)	12/20/24	0.250%(Q)	5,000	1.342%	(96,450)	(2,258)	(94,192)	CITI
Koninklijke KPN NV (D24)	12/20/24	0.250%(Q)	5,000	0.308%	(3,806)	(2,258)	(1,548)	CITI
Koninklijke Philips NV (D24)	12/20/24	0.250%(Q)	5,000	0.543%	(25,060)	(2,258)	(22,802)	CITI
Kraft Heinz Foods Co. (D24)	12/20/24	0.250%(Q)	5,000	0.354%	(7,921)	(2,258)	(5,663)	CITI
Lamb Weston Holdings, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.514%	(22,437)	(2,258)	(20,179)	CITI
Lanxess AG (D24)	12/20/24	0.250%(Q)	5,000	0.705%	(39,607)	(2,258)	(37,349)	CITI
Lennar Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.560%	(26,537)	(2,258)	(24,279)	CITI
Macy’s, Inc. (D24)	12/20/24	0.250%(Q)	5,000	1.364%	(98,372)	(2,258)	(96,114)	CITI
Marks & Spencer PLC (D24)	12/20/24	0.250%(Q)	5,000	1.527%	(112,686)	(2,258)	(110,428)	CITI
Marriott International, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.342%	(6,881)	(2,258)	(4,623)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Matterhorn Telecom Holding SA (D24)	12/20/24	0.250%(Q)	5,000	1.443%	$(105,334)	$(2,258)	$(103,076)	CITI
MDC Holdings, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.884%	(55,575)	(2,258)	(53,317)	CITI
Meritor, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.128%	12,601	(2,258)	14,859	CITI
Motorola Solutions, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.249%	1,582	(2,258)	3,840	CITI
Netflix, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.432%	(15,022)	(2,258)	(12,764)	CITI
New Albertsons, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.659%	(35,521)	(2,258)	(33,263)	CITI
Next PLC (D24)	12/20/24	0.250%(Q)	5,000	0.784%	(46,639)	(2,258)	(44,381)	CITI
Nokia OYJ (D24)	12/20/24	0.250%(Q)	5,000	0.515%	(22,532)	(2,258)	(20,274)	CITI
Nordstrom, Inc. (D24)	12/20/24	0.250%(Q)	5,000	2.599%	(205,682)	(2,258)	(203,424)	CITI
NRG Energy, Inc. (D24)	12/20/24	0.250%(Q)	5,000	2.229%	(173,556)	(2,258)	(171,298)	CITI
Olin Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.779%	(46,212)	(2,258)	(43,954)	CITI
Oracle Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.368%	(9,209)	(2,258)	(6,951)	CITI
Paramount Global (D24)	12/20/24	0.250%(Q)	5,000	0.873%	(54,683)	(2,258)	(52,425)	CITI
Pearson PLC (D24)	12/20/24	0.250%(Q)	5,000	0.339%	(6,609)	(2,258)	(4,351)	CITI
Petroleo Brasileiro SA (D24)	12/20/24	0.250%(Q)	5,000	1.376%	(99,698)	(2,258)	(97,440)	CITI
Premier Foods Finance PLC (D24)	12/20/24	0.250%(Q)	5,000	1.348%	(96,629)	(2,258)	(94,371)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Publicis Groupe SA (D24)	12/20/24	0.250%(Q)	5,000	0.380%	$(10,273)	$(2,258)	$(8,015)	CITI
RELX PLC (D24)	12/20/24	0.250%(Q)	5,000	0.231%	3,184	(2,258)	5,442	CITI
Rexel SA (D24)	12/20/24	0.250%(Q)	5,000	1.078%	(72,894)	(2,258)	(70,636)	CITI
SES SA (D24)	12/20/24	0.250%(Q)	5,000	0.627%	(32,538)	(2,258)	(30,280)	CITI
Sherwin-Williams Co. (The) (D24)	12/20/24	0.250%(Q)	5,000	0.490%	(20,248)	(2,258)	(17,990)	CITI
Sirius XM Radio, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.823%	(50,128)	(2,258)	(47,870)	CITI
Stora Enso OYJ (D24)	12/20/24	0.250%(Q)	5,000	0.464%	(17,921)	(2,258)	(15,663)	CITI
Teck Resources Ltd. (D24)	12/20/24	0.250%(Q)	5,000	0.663%	(35,869)	(2,258)	(33,611)	CITI
Telecom Italia SpA (D24)	12/20/24	0.250%(Q)	5,000	2.320%	(181,435)	(2,258)	(179,177)	CITI
Telefonaktiebolaget LM Ericsson (D24)	12/20/24	0.250%(Q)	5,000	0.939%	(60,505)	(2,258)	(58,247)	CITI
Telefonica SA (D24)	12/20/24	0.250%(Q)	5,000	0.458%	(17,366)	(2,258)	(15,108)	CITI
Tenet Healthcare Corp. (D24)	12/20/24	0.250%(Q)	5,000	1.906%	(146,303)	(2,258)	(144,045)	CITI
Tesco PLC (D24)	12/20/24	0.250%(Q)	5,000	0.556%	(26,169)	(2,258)	(23,911)	CITI
Tesla, Inc. (D24)	12/20/24	0.250%(Q)	5,000	1.263%	(89,226)	(2,258)	(86,968)	CITI
Teva Pharmaceutical Industries Ltd. (D24)	12/20/24	0.250%(Q)	5,000	1.503%	(110,431)	(2,258)	(108,173)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
T-Mobile USA, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.666%	$(36,038)	$(2,258)	$(33,780)	CITI
Unisys Corp. (D24)	12/20/24	0.250%(Q)	5,000	8.350%	(648,618)	(2,258)	(646,360)	CITI
United Rentals North America, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.623%	(32,257)	(2,258)	(29,999)	CITI
Universal Health Services, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.564%	(26,957)	(2,258)	(24,699)	CITI
Univision Communications, Inc. (D24)	12/20/24	0.250%(Q)	5,000	3.526%	(282,870)	(2,258)	(280,612)	CITI
UPC Holding BV (D24)	12/20/24	0.250%(Q)	5,000	1.690%	(126,888)	(2,258)	(124,630)	CITI
Verizon Communications, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.663%	(35,776)	(2,258)	(33,518)	CITI
Virgin Media Finance PLC (D24)	12/20/24	0.250%(Q)	5,000	2.292%	(179,054)	(2,258)	(176,796)	CITI
Whirlpool Corp. (D24)	12/20/24	0.250%(Q)	5,000	0.486%	(19,858)	(2,258)	(17,600)	CITI
WPP Ltd. (D24)	12/20/24	0.250%(Q)	5,000	0.481%	(19,403)	(2,258)	(17,145)	CITI
Xerox Corp. (D24)	12/20/24	0.250%(Q)	5,000	2.227%	(173,568)	(2,258)	(171,310)	CITI
Yum! Brands, Inc. (D24)	12/20/24	0.250%(Q)	5,000	0.464%	(17,858)	(2,258)	(15,600)	CITI
Advanced Micro Devices, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.317%	(2,407)	(1,753)	(654)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
AES Corp. (The) (D25)	06/20/24	0.250%(Q)	4,000	0.505%	$(12,523)	$(1,753)	$(10,770)	CITI
Airbus SE (D25)	06/20/24	0.250%(Q)	4,000	0.460%	(10,105)	(1,753)	(8,352)	CITI
Ally Financial, Inc. (D25)	06/20/24	0.250%(Q)	4,000	1.403%	(60,371)	(1,753)	(58,618)	CITI
Altria Group, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.298%	(1,409)	(1,753)	344	CITI
American Axle & Manufacturing, Inc. (D25)	06/20/24	0.250%(Q)	4,000	2.481%	(116,856)	(1,753)	(115,103)	CITI
Anglo American PLC (D25)	06/20/24	0.250%(Q)	4,000	0.553%	(15,117)	(1,753)	(13,364)	CITI
Anheuser-Busch InBev SA (D25)	06/20/24	0.250%(Q)	4,000	0.380%	(5,793)	(1,753)	(4,040)	CITI
Apache Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.689%	(22,376)	(1,753)	(20,623)	CITI
Aramark Services, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.784%	(27,509)	(1,753)	(25,756)	CITI
ArcelorMittal SA (D25)	06/20/24	0.250%(Q)	4,000	0.794%	(27,978)	(1,753)	(26,225)	CITI
Arrow Electronics, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.362%	(4,830)	(1,753)	(3,077)	CITI
AT&T, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.604%	(17,820)	(1,753)	(16,067)	CITI
AutoZone, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.219%	2,877	(1,753)	4,630	CITI
Avnet, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.468%	(10,568)	(1,753)	(8,815)	CITI
Banco Bilbao Vizcaya Argentaria SA (D25)	06/20/24	0.250%(Q)	4,000	0.868%	(32,014)	(1,753)	(30,261)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Barclays Bank PLC (D25)	06/20/24	0.250%(Q)	4,000	0.989%	$(38,443)	$(1,753)	$(36,690)	CITI
Barclays Bank PLC (D25)	06/20/24	0.250%(Q)	4,000	0.960%	(36,952)	(1,753)	(35,199)	CITI
Beazer Homes USA, Inc. (D25)	06/20/24	0.250%(Q)	4,000	2.336%	(109,352)	(1,753)	(107,599)	CITI
BNP Paribas SA (D25)	06/20/24	0.250%(Q)	4,000	0.577%	(16,439)	(1,753)	(14,686)	CITI
Boeing Co. (D25)	06/20/24	0.250%(Q)	4,000	0.628%	(19,106)	(1,753)	(17,353)	CITI
British Telecommunications PLC (D25)	06/20/24	0.250%(Q)	4,000	0.432%	(8,597)	(1,753)	(6,844)	CITI
Calpine Corp. (D25)	06/20/24	0.250%(Q)	4,000	2.803%	(133,039)	(1,753)	(131,286)	CITI
Campbell Soup Co. (D25)	06/20/24	0.250%(Q)	4,000	0.192%	4,315	(1,753)	6,068	CITI
Canadian Natural Resources Ltd. (D25)	06/20/24	0.250%(Q)	4,000	0.287%	(822)	(1,753)	931	CITI
CMA CGM SA (D25)	06/20/24	0.250%(Q)	4,000	1.565%	(68,811)	(1,753)	(67,058)	CITI
Conagra Brands, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.272%	14	(1,753)	1,767	CITI
ConocoPhillips (D25)	06/20/24	0.250%(Q)	4,000	0.219%	2,873	(1,753)	4,626	CITI
Constellium SE (D25)	06/20/24	0.250%(Q)	4,000	1.835%	(82,906)	(1,753)	(81,153)	CITI
CSC Holdings LLC (D25)	06/20/24	0.250%(Q)	4,000	9.230%	(442,632)	(1,753)	(440,879)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Darden Restaurants, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.301%	$(1,540)	$(1,753)	$213	CITI
Dell, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.488%	(11,607)	(1,753)	(9,854)	CITI
Delta Air Lines, Inc. (D25)	06/20/24	0.250%(Q)	4,000	1.116%	(45,223)	(1,753)	(43,470)	CITI
Deutsche Lufthansa AG (D25)	06/20/24	0.250%(Q)	4,000	1.329%	(56,382)	(1,753)	(54,629)	CITI
Devon Energy Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.525%	(13,592)	(1,753)	(11,839)	CITI
Dow Chemical Co. (The) (D25)	06/20/24	0.250%(Q)	4,000	0.359%	(4,704)	(1,753)	(2,951)	CITI
DXC Technology Co. (D25)	06/20/24	0.250%(Q)	4,000	0.628%	(19,123)	(1,753)	(17,370)	CITI
Eastman Chemical Co. (D25)	06/20/24	0.250%(Q)	4,000	0.376%	(5,583)	(1,753)	(3,830)	CITI
Elo SA (D25)	06/20/24	0.250%(Q)	4,000	0.868%	(31,995)	(1,753)	(30,242)	CITI
Enbridge, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.500%	(12,279)	(1,753)	(10,526)	CITI
Energy Transfer LP (D25)	06/20/24	0.250%(Q)	4,000	0.425%	(8,252)	(1,753)	(6,499)	CITI
Expedia Group, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.437%	(8,887)	(1,753)	(7,134)	CITI
Ford Motor Co. (D25)	06/20/24	0.250%(Q)	4,000	1.916%	(87,183)	(1,753)	(85,430)	CITI
Ford Motor Co. (D25)	06/20/24	0.250%(Q)	4,000	1.778%	(79,952)	(1,753)	(78,199)	CITI
Freeport-McMoRan, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.454%	(9,785)	(1,753)	(8,032)	CITI
Gap, Inc. (D25)	06/20/24	0.250%(Q)	4,000	2.076%	(95,678)	(1,753)	(93,925)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
General Electric Co. (D25)	06/20/24	0.250%(Q)	4,000	0.394%	$(6,577)	$(1,753)	$(4,824)	CITI
General Motors Co. (D25)	06/20/24	0.250%(Q)	4,000	0.987%	(38,243)	(1,753)	(36,490)	CITI
Glencore International AG (D25)	06/20/24	0.250%(Q)	4,000	0.805%	(28,544)	(1,753)	(26,791)	CITI
Goldman Sachs Group, Inc. (The) (D25)	06/20/24	0.250%(Q)	4,000	0.490%	(11,740)	(1,753)	(9,987)	CITI
Goodyear Tire & Rubber Co. (The) (D25)	06/20/24	0.250%(Q)	4,000	1.751%	(78,682)	(1,753)	(76,929)	CITI
Halliburton Co. (D25)	06/20/24	0.250%(Q)	4,000	0.291%	(1,015)	(1,753)	738	CITI
Hapag-Lloyd AG (D25)	06/20/24	0.250%(Q)	4,000	1.848%	(83,688)	(1,753)	(81,935)	CITI
HCA, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.521%	(13,375)	(1,753)	(11,622)	CITI
Hess Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.462%	(10,199)	(1,753)	(8,446)	CITI
Host Hotels & Resorts LP (D25)	06/20/24	0.250%(Q)	4,000	0.481%	(11,258)	(1,753)	(9,505)	CITI
HP, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.473%	(10,797)	(1,753)	(9,044)	CITI
ING Groep NV (D25)	06/20/24	0.250%(Q)	4,000	0.580%	(16,591)	(1,753)	(14,838)	CITI
International Business Machines Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.236%	1,967	(1,753)	3,720	CITI
International Game Technology PLC (D25)	06/20/24	0.250%(Q)	4,000	1.009%	(39,455)	(1,753)	(37,702)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
International Paper Co. (D25)	06/20/24	0.250%(Q)	4,000	0.231%	$2,211	$(1,753)	$3,964	CITI
iStar, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.363%	(4,869)	(1,753)	(3,116)	CITI
K&S AG (D25)	06/20/24	0.250%(Q)	4,000	0.969%	(37,315)	(1,753)	(35,562)	CITI
KB Home (D25)	06/20/24	0.250%(Q)	4,000	1.177%	(48,441)	(1,753)	(46,688)	CITI
Kohl’s Corp. (D25)	06/20/24	0.250%(Q)	4,000	2.007%	(92,057)	(1,753)	(90,304)	CITI
Kraft Heinz Foods Co. (D25)	06/20/24	0.250%(Q)	4,000	0.313%	(2,183)	(1,753)	(430)	CITI
Ladbrokes Coral Group Ltd. (D25)	06/20/24	0.250%(Q)	4,000	1.208%	(49,979)	(1,753)	(48,226)	CITI
Lennar Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.505%	(12,531)	(1,753)	(10,778)	CITI
Leonardo SpA (D25)	06/20/24	0.250%(Q)	4,000	0.620%	(18,693)	(1,753)	(16,940)	CITI
Lloyds Banking Group PLC (D25)	06/20/24	0.250%(Q)	4,000	0.673%	(21,563)	(1,753)	(19,810)	CITI
Louis Dreyfus Co. BV (D25)	06/20/24	0.250%(Q)	4,000	0.535%	(14,128)	(1,753)	(12,375)	CITI
Lowe’s Cos., Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.212%	3,269	(1,753)	5,022	CITI
Lumen Technologies, Inc. (D25)	06/20/24	0.250%(Q)	4,000	3.982%	(193,910)	(1,753)	(192,157)	CITI
Macy’s, Inc. (D25)	06/20/24	0.250%(Q)	4,000	1.161%	(47,580)	(1,753)	(45,827)	CITI
Marriott International, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.317%	(2,438)	(1,753)	(685)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Matterhorn Telecom Holding SA (D25)	06/20/24	0.250%(Q)	4,000	1.248%	$(52,202)	$(1,753)	$(50,449)	CITI
MDC Holdings, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.813%	(28,998)	(1,753)	(27,245)	CITI
Meritor, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.108%	8,891	(1,753)	10,644	CITI
MGIC Investment Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.599%	(17,594)	(1,753)	(15,841)	CITI
MGM Resorts International (D25)	06/20/24	0.250%(Q)	4,000	1.413%	(60,965)	(1,753)	(59,212)	CITI
Mondelez International, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.218%	2,932	(1,753)	4,685	CITI
Motorola Solutions, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.224%	2,579	(1,753)	4,332	CITI
NatWest Group PLC (D25)	06/20/24	0.250%(Q)	4,000	0.779%	(27,260)	(1,753)	(25,507)	CITI
Navient Corp. (D25)	06/20/24	0.250%(Q)	4,000	1.480%	(64,441)	(1,753)	(62,688)	CITI
Newell Brands, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.853%	(31,181)	(1,753)	(29,428)	CITI
Nordstrom, Inc. (D25)	06/20/24	0.250%(Q)	4,000	2.257%	(105,119)	(1,753)	(103,366)	CITI
NRG Energy, Inc. (D25)	06/20/24	0.250%(Q)	4,000	2.045%	(93,988)	(1,753)	(92,235)	CITI
Occidental Petroleum Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.542%	(14,511)	(1,753)	(12,758)	CITI
Olin Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.677%	(21,739)	(1,753)	(19,986)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
OneMain Finance Corp. (D25)	06/20/24	0.250%(Q)	4,000	1.632%	$(72,534)	$(1,753)	$(70,781)	CITI
Ovintiv, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.521%	(13,362)	(1,753)	(11,609)	CITI
PulteGroup, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.494%	(11,959)	(1,753)	(10,206)	CITI
Renault SA (D25)	06/20/24	0.250%(Q)	4,000	1.005%	(39,254)	(1,753)	(37,501)	CITI
Rexel SA (D25)	06/20/24	0.250%(Q)	4,000	0.969%	(37,355)	(1,753)	(35,602)	CITI
Reynolds American, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.351%	(4,264)	(1,753)	(2,511)	CITI
Reynolds American, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.483%	(11,361)	(1,753)	(9,608)	CITI
Ryder System, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.512%	(12,908)	(1,753)	(11,155)	CITI
Schaeffler AG (D25)	06/20/24	0.250%(Q)	4,000	0.779%	(27,205)	(1,753)	(25,452)	CITI
Sealed Air Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.575%	(16,293)	(1,753)	(14,540)	CITI
Societe Generale SA (D25)	06/20/24	0.250%(Q)	4,000	0.666%	(21,187)	(1,753)	(19,434)	CITI
Southwest Airlines Co. (D25)	06/20/24	0.250%(Q)	4,000	0.541%	(14,439)	(1,753)	(12,686)	CITI
Sprint Communications LLC (D25)	06/20/24	0.250%(Q)	4,000	0.548%	(14,843)	(1,753)	(13,090)	CITI
Standard Chartered PLC (D25)	06/20/24	0.250%(Q)	4,000	0.641%	(19,852)	(1,753)	(18,099)	CITI
Stellantis NV (D25)	06/20/24	0.250%(Q)	4,000	0.593%	(17,248)	(1,753)	(15,495)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
TDC Holding A/S (D25)	06/20/24	0.250%(Q)	4,000	0.493%	$(11,909)	$(1,753)	$(10,156)	CITI
Teck Resources Ltd. (D25)	06/20/24	0.250%(Q)	4,000	0.580%	(16,549)	(1,753)	(14,796)	CITI
Tenet Healthcare Corp. (D25)	06/20/24	0.250%(Q)	4,000	1.550%	(68,301)	(1,753)	(66,548)	CITI
Tesco PLC (D25)	06/20/24	0.250%(Q)	4,000	0.497%	(12,106)	(1,753)	(10,353)	CITI
Tesla, Inc. (D25)	06/20/24	0.250%(Q)	4,000	1.179%	(48,462)	(1,753)	(46,709)	CITI
Teva Pharmaceutical Industries Ltd. (D25)	06/20/24	0.250%(Q)	4,000	1.351%	(57,575)	(1,753)	(55,822)	CITI
thyssenkrupp AG (D25)	06/20/24	0.250%(Q)	4,000	2.030%	(93,143)	(1,753)	(91,390)	CITI
Toll Brothers, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.792%	(27,900)	(1,753)	(26,147)	CITI
UniCredit SpA (D25)	06/20/24	0.250%(Q)	4,000	1.134%	(46,200)	(1,753)	(44,447)	CITI
United Airlines Holdings, Inc. (D25)	06/20/24	0.250%(Q)	4,000	2.293%	(107,010)	(1,753)	(105,257)	CITI
United States Steel Corp. (D25)	06/20/24	0.250%(Q)	4,000	1.434%	(62,077)	(1,753)	(60,324)	CITI
Univision Communications, Inc. (D25)	06/20/24	0.250%(Q)	4,000	3.277%	(157,113)	(1,753)	(155,360)	CITI
UPC Holding BV (D25)	06/20/24	0.250%(Q)	4,000	1.516%	(66,314)	(1,753)	(64,561)	CITI
Valeo SE (D25)	06/20/24	0.250%(Q)	4,000	1.096%	(44,091)	(1,753)	(42,338)	CITI
Valero Energy Corp. (D25)	06/20/24	0.250%(Q)	4,000	0.240%	1,758	(1,753)	3,511	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.631%	$(19,284)	$(1,753)	$(17,531)	CITI
Virgin Media Finance PLC (D25)	06/20/24	0.250%(Q)	4,000	2.092%	(96,418)	(1,753)	(94,665)	CITI
Williams Cos., Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.277%	(281)	(1,753)	1,472	CITI
Xerox Corp. (D25)	06/20/24	0.250%(Q)	4,000	2.005%	(91,973)	(1,753)	(90,220)	CITI
Yum! Brands, Inc. (D25)	06/20/24	0.250%(Q)	4,000	0.413%	(7,607)	(1,753)	(5,854)	CITI
Ziggo Bond Co. BV (D25)	06/20/24	0.250%(Q)	4,000	1.669%	(74,403)	(1,753)	(72,650)	CITI
Ally Financial, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.098%	(35,267)	(2,062)	(33,205)	CITI
Altice Finco SA (D26)	12/20/23	0.250%(Q)	5,000	3.924%	(154,662)	(2,062)	(152,600)	CITI
Altice France SA (D26)	12/20/23	0.250%(Q)	5,000	3.779%	(148,674)	(2,062)	(146,612)	CITI
American Axle & Manufacturing, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.723%	(62,101)	(2,062)	(60,039)	CITI
Amkor Technology, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.494%	(9,122)	(2,062)	(7,060)	CITI
Anglo American PLC (D26)	12/20/23	0.250%(Q)	5,000	0.449%	(7,145)	(2,062)	(5,083)	CITI
Anywhere Real Estate Group LLC (D26)	12/20/23	0.250%(Q)	5,000	4.957%	(196,595)	(2,062)	(194,533)	CITI
Apache Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.531%	(10,727)	(2,062)	(8,665)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Aramark Services, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.518%	$(10,171)	$(2,062)	$(8,109)	CITI
ArcelorMittal SA (D26)	12/20/23	0.250%(Q)	5,000	0.632%	(15,097)	(2,062)	(13,035)	CITI
AT&T, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.536%	(10,940)	(2,062)	(8,878)	CITI
Avient Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.616%	(14,410)	(2,062)	(12,348)	CITI
Avis Budget Group, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.378%	(47,306)	(2,062)	(45,244)	CITI
Bank of America Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.366%	(3,569)	(2,062)	(1,507)	CITI
Bath & Body Works, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.016%	(31,727)	(2,062)	(29,665)	CITI
Beazer Homes USA, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.503%	(52,656)	(2,062)	(50,594)	CITI
Boeing Co. (D26)	12/20/23	0.250%(Q)	5,000	0.521%	(10,269)	(2,062)	(8,207)	CITI
Bombardier, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.624%	(57,757)	(2,062)	(55,695)	CITI
Calpine Corp. (D26)	12/20/23	0.250%(Q)	5,000	2.380%	(90,001)	(2,062)	(87,939)	CITI
CCO Holdings LLC (D26)	12/20/23	0.250%(Q)	5,000	0.996%	(30,846)	(2,062)	(28,784)	CITI
CMA CGM SA (D26)	12/20/23	0.250%(Q)	5,000	1.321%	(44,832)	(2,062)	(42,770)	CITI
Constellium SE (D26)	12/20/23	0.250%(Q)	5,000	1.619%	(57,533)	(2,062)	(55,471)	CITI
CSC Holdings LLC (D26)	12/20/23	0.250%(Q)	5,000	7.537%	(300,678)	(2,062)	(298,616)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Dell, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.323%	$(1,699)	$(2,062)	$363	CITI
Delta Air Lines, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.824%	(23,425)	(2,062)	(21,363)	CITI
Devon Energy Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.444%	(6,966)	(2,062)	(4,904)	CITI
DISH DBS Corp. (D26)	12/20/23	0.250%(Q)	5,000	4.579%	(181,488)	(2,062)	(179,426)	CITI
Domtar Corp. (D26)	12/20/23	0.250%(Q)	5,000	1.359%	(46,421)	(2,062)	(44,359)	CITI
Enbridge, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.414%	(5,666)	(2,062)	(3,604)	CITI
Energy Transfer LP (D26)	12/20/23	0.250%(Q)	5,000	0.309%	(1,074)	(2,062)	988	CITI
Expedia Group, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.316%	(1,371)	(2,062)	691	CITI
Freeport-McMoRan, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.328%	(1,908)	(2,062)	154	CITI
Gap, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.420%	(49,040)	(2,062)	(46,978)	CITI
Genworth Holdings, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.705%	(18,248)	(2,062)	(16,186)	CITI
Goldman Sachs Group, Inc. (The) (D26)	12/20/23	0.250%(Q)	5,000	0.429%	(6,313)	(2,062)	(4,251)	CITI
Halliburton Co. (D26)	12/20/23	0.250%(Q)	5,000	0.227%	2,510	(2,062)	4,572	CITI
HCA, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.363%	(3,408)	(2,062)	(1,346)	CITI
Hess Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.376%	(4,001)	(2,062)	(1,939)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Host Hotels & Resorts LP (D26)	12/20/23	0.250%(Q)	5,000	0.369%	$(3,698)	$(2,062)	$(1,636)	CITI
Howmet Aerospace, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.281%	160	(2,062)	2,222	CITI
HP, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.330%	(1,985)	(2,062)	77	CITI
International Game Technology PLC (D26)	12/20/23	0.250%(Q)	5,000	0.771%	(21,127)	(2,062)	(19,065)	CITI
iStar, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.293%	(372)	(2,062)	1,690	CITI
Jaguar Land Rover Automotive PLC (D26)	12/20/23	0.250%(Q)	5,000	3.130%	(121,902)	(2,062)	(119,840)	CITI
JPMorgan Chase & Co. (D26)	12/20/23	0.250%(Q)	5,000	0.355%	(3,072)	(2,062)	(1,010)	CITI
KB Home (D26)	12/20/23	0.250%(Q)	5,000	0.823%	(23,404)	(2,062)	(21,342)	CITI
Kohl’s Corp. (D26)	12/20/23	0.250%(Q)	5,000	1.456%	(50,581)	(2,062)	(48,519)	CITI
Ladbrokes Coral Group Ltd. (D26)	12/20/23	0.250%(Q)	5,000	0.989%	(30,551)	(2,062)	(28,489)	CITI
Lennar Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.388%	(4,513)	(2,062)	(2,451)	CITI
Liberty Interactive LLC (D26)	12/20/23	0.250%(Q)	5,000	16.176%	(621,933)	(2,062)	(619,871)	CITI
Lumen Technologies, Inc. (D26)	12/20/23	0.250%(Q)	5,000	2.526%	(96,165)	(2,062)	(94,103)	CITI
Macy’s, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.726%	(19,180)	(2,062)	(17,118)	CITI
Marriott International, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.264%	878	(2,062)	2,940	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
MDC Holdings, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.661%	$(16,370)	$(2,062)	$(14,308)	CITI
MGIC Investment Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.380%	(4,166)	(2,062)	(2,104)	CITI
MGM Resorts International (D26)	12/20/23	0.250%(Q)	5,000	0.890%	(26,282)	(2,062)	(24,220)	CITI
Morgan Stanley (D26)	12/20/23	0.250%(Q)	5,000	0.381%	(4,215)	(2,062)	(2,153)	CITI
Nabors Industries, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.908%	(27,044)	(2,062)	(24,982)	CITI
Navient Corp. (D26)	12/20/23	0.250%(Q)	5,000	1.020%	(31,874)	(2,062)	(29,812)	CITI
Netflix, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.304%	(868)	(2,062)	1,194	CITI
New Albertsons, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.397%	(4,913)	(2,062)	(2,851)	CITI
Newell Brands, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.528%	(10,604)	(2,062)	(8,542)	CITI
Nokia OYJ (D26)	12/20/23	0.250%(Q)	5,000	0.356%	(3,134)	(2,062)	(1,072)	CITI
Nordstrom, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.521%	(53,359)	(2,062)	(51,297)	CITI
Occidental Petroleum Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.458%	(7,559)	(2,062)	(5,497)	CITI
Olin Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.459%	(7,595)	(2,062)	(5,533)	CITI
OneMain Finance Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.993%	(30,707)	(2,062)	(28,645)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Ovintiv, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.433%	$(6,475)	$(2,062)	$(4,413)	CITI
Pactiv LLC (D26)	12/20/23	0.250%(Q)	5,000	0.992%	(30,654)	(2,062)	(28,592)	CITI
Petroleos Mexicanos (D26)	12/20/23	0.250%(Q)	5,000	2.421%	(91,965)	(2,062)	(89,903)	CITI
PulteGroup, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.374%	(3,910)	(2,062)	(1,848)	CITI
Radian Group, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.929%	(27,979)	(2,062)	(25,917)	CITI
Rolls-Royce Holdings PLC (D26)	12/20/23	0.250%(Q)	5,000	1.226%	(40,727)	(2,062)	(38,665)	CITI
Ryder System, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.345%	(2,625)	(2,062)	(563)	CITI
Safeway, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.401%	(5,070)	(2,062)	(3,008)	CITI
Schaeffler AG (D26)	12/20/23	0.250%(Q)	5,000	0.672%	(16,846)	(2,062)	(14,784)	CITI
Sealed Air Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.364%	(3,450)	(2,062)	(1,388)	CITI
Simon Property Group LP (D26)	12/20/23	0.250%(Q)	5,000	0.290%	(239)	(2,062)	1,823	CITI
Sprint Communications LLC (D26)	12/20/23	0.250%(Q)	5,000	0.487%	(8,814)	(2,062)	(6,752)	CITI
Stonegate Pub Co. Financing PLC (D26)	12/20/23	0.250%(Q)	5,000	0.633%	(15,146)	(2,062)	(13,084)	CITI
Teck Resources Ltd. (D26)	12/20/23	0.250%(Q)	5,000	0.401%	(5,095)	(2,062)	(3,033)	CITI
TEGNA, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.091%	(34,917)	(2,062)	(32,855)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.785%	$(21,722)	$(2,062)	$(19,660)	CITI
Tesla, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.000%	(31,010)	(2,062)	(28,948)	CITI
Teva Pharmaceutical Industries Ltd. (D26)	12/20/23	0.250%(Q)	5,000	1.026%	(32,127)	(2,062)	(30,065)	CITI
T-Mobile USA, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.535%	(10,905)	(2,062)	(8,843)	CITI
Toll Brothers, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.628%	(14,921)	(2,062)	(12,859)	CITI
Transocean, Inc. (D26)	12/20/23	0.250%(Q)	5,000	3.221%	(126,484)	(2,062)	(124,422)	CITI
United Airlines Holdings, Inc. (D26)	12/20/23	0.250%(Q)	5,000	1.667%	(59,697)	(2,062)	(57,635)	CITI
United Group BV (D26)	12/20/23	0.250%(Q)	5,000	5.518%	(219,706)	(2,062)	(217,644)	CITI
United Rentals North America, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.387%	(4,488)	(2,062)	(2,426)	CITI
United States Steel Corp. (D26)	12/20/23	0.250%(Q)	5,000	0.946%	(28,681)	(2,062)	(26,619)	CITI
Univision Communications, Inc. (D26)	12/20/23	0.250%(Q)	5,000	2.740%	(105,033)	(2,062)	(102,971)	CITI
UPC Holding BV (D26)	12/20/23	0.250%(Q)	5,000	1.144%	(37,223)	(2,062)	(35,161)	CITI
Valeo SE (D26)	12/20/23	0.250%(Q)	5,000	0.864%	(25,119)	(2,062)	(23,057)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Verizon Communications, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.563%	$(12,133)	$(2,062)	$(10,071)	CITI
Virgin Media Finance PLC (D26)	12/20/23	0.250%(Q)	5,000	1.661%	(59,411)	(2,062)	(57,349)	CITI
Wells Fargo & Co. (D26)	12/20/23	0.250%(Q)	5,000	0.351%	(2,895)	(2,062)	(833)	CITI
Yum! Brands, Inc. (D26)	12/20/23	0.250%(Q)	5,000	0.306%	(952)	(2,062)	1,110	CITI
Ziggo Bond Co. BV (D26)	12/20/23	0.250%(Q)	5,000	1.232%	(41,026)	(2,062)	(38,964)	CITI
ADT Security Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.859%	(53,429)	(2,258)	(51,171)	CITI
AES Corp. (The) (D27)	12/20/24	0.250%(Q)	5,000	0.577%	(28,056)	(2,258)	(25,798)	CITI
Ally Financial, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.546%	(114,262)	(2,258)	(112,004)	CITI
Alstom SA (D27)	12/20/24	0.250%(Q)	5,000	0.706%	(39,664)	(2,258)	(37,406)	CITI
American Axle & Manufacturing, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.833%	(225,813)	(2,258)	(223,555)	CITI
Amkor Technology, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.631%	(32,958)	(2,258)	(30,700)	CITI
Anglo American PLC (D27)	12/20/24	0.250%(Q)	5,000	0.602%	(30,352)	(2,258)	(28,094)	CITI
Anywhere Real Estate Group LLC (D27)	12/20/24	0.250%(Q)	5,000	6.319%	(505,265)	(2,258)	(503,007)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Apache Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.763%	$(44,751)	$(2,258)	$(42,493)	CITI
ArcelorMittal SA (D27)	12/20/24	0.250%(Q)	5,000	0.869%	(54,298)	(2,258)	(52,040)	CITI
Arrow Electronics, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.403%	(12,386)	(2,258)	(10,128)	CITI
Ashland LLC (D27)	12/20/24	0.250%(Q)	5,000	0.471%	(18,560)	(2,258)	(16,302)	CITI
AT&T, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.635%	(33,327)	(2,258)	(31,069)	CITI
Avient Corp. (D27)	12/20/24	0.250%(Q)	5,000	1.114%	(76,175)	(2,258)	(73,917)	CITI
Avis Budget Group, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.003%	(154,192)	(2,258)	(151,934)	CITI
Avnet, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.520%	(22,989)	(2,258)	(20,731)	CITI
Bath & Body Works, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.440%	(104,936)	(2,258)	(102,678)	CITI
Beazer Homes USA, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.722%	(216,503)	(2,258)	(214,245)	CITI
Best Buy Co., Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.533%	(24,161)	(2,258)	(21,903)	CITI
Boeing Co. (D27)	12/20/24	0.250%(Q)	5,000	0.678%	(37,145)	(2,258)	(34,887)	CITI
Boyd Gaming Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.811%	(49,260)	(2,258)	(47,002)	CITI
British Telecommunications PLC (D27)	12/20/24	0.250%(Q)	5,000	0.480%	(19,349)	(2,258)	(17,091)	CITI
Calpine Corp. (D27)	12/20/24	0.250%(Q)	5,000	2.999%	(238,944)	(2,258)	(236,686)	CITI
CCO Holdings LLC (D27)	12/20/24	0.250%(Q)	5,000	1.571%	(116,501)	(2,258)	(114,243)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Cleveland-Cliffs, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.519%	$(111,979)	$(2,258)	$(109,721)	CITI
CMA CGM SA (D27)	12/20/24	0.250%(Q)	5,000	1.679%	(125,749)	(2,258)	(123,491)	CITI
CNH Industrial NV (D27)	12/20/24	0.250%(Q)	5,000	0.463%	(17,823)	(2,258)	(15,565)	CITI
Constellium SE (D27)	12/20/24	0.250%(Q)	5,000	1.937%	(148,030)	(2,258)	(145,772)	CITI
Darden Restaurants, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.331%	(5,837)	(2,258)	(3,579)	CITI
DaVita, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.545%	(114,214)	(2,258)	(111,956)	CITI
Dell, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.565%	(26,994)	(2,258)	(24,736)	CITI
Delta Air Lines, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.252%	(88,660)	(2,258)	(86,402)	CITI
Devon Energy Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.562%	(26,767)	(2,258)	(24,509)	CITI
DISH DBS Corp. (D27)	12/20/24	0.250%(Q)	5,000	7.470%	(597,617)	(2,258)	(595,359)	CITI
DXC Technology Co. (D27)	12/20/24	0.250%(Q)	5,000	0.711%	(40,106)	(2,258)	(37,848)	CITI
Ford Motor Co. (D27)	12/20/24	0.250%(Q)	5,000	2.047%	(157,775)	(2,258)	(155,517)	CITI
Freeport-McMoRan, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.513%	(22,299)	(2,258)	(20,041)	CITI
Gap, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.381%	(186,948)	(2,258)	(184,690)	CITI
General Electric Co. (D27)	12/20/24	0.250%(Q)	5,000	0.425%	(14,382)	(2,258)	(12,124)	CITI
General Motors Co. (D27)	12/20/24	0.250%(Q)	5,000	1.051%	(70,490)	(2,258)	(68,232)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
GKN Holdings Ltd. (D27)	12/20/24	0.250%(Q)	5,000	0.588%	$(29,059)	$(2,258)	$(26,801)	CITI
Goodyear Tire & Rubber Co. (The) (D27)	12/20/24	0.250%(Q)	5,000	1.960%	(150,458)	(2,258)	(148,200)	CITI
Halliburton Co. (D27)	12/20/24	0.250%(Q)	5,000	0.321%	(4,960)	(2,258)	(2,702)	CITI
Hapag-Lloyd AG (D27)	12/20/24	0.250%(Q)	5,000	1.977%	(151,757)	(2,258)	(149,499)	CITI
HCA, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.595%	(29,689)	(2,258)	(27,431)	CITI
HeidelbergCement AG (D27)	12/20/24	0.250%(Q)	5,000	0.631%	(32,974)	(2,258)	(30,716)	CITI
Hess Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.502%	(21,285)	(2,258)	(19,027)	CITI
Howmet Aerospace, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.462%	(17,716)	(2,258)	(15,458)	CITI
HP, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.540%	(24,720)	(2,258)	(22,462)	CITI
International Game Technology PLC (D27)	12/20/24	0.250%(Q)	5,000	1.120%	(76,650)	(2,258)	(74,392)	CITI
Iron Mountain, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.832%	(50,975)	(2,258)	(48,717)	CITI
ITV PLC (D27)	12/20/24	0.250%(Q)	5,000	0.754%	(43,968)	(2,258)	(41,710)	CITI
KB Home (D27)	12/20/24	0.250%(Q)	5,000	1.342%	(96,450)	(2,258)	(94,192)	CITI
Kohl’s Corp. (D27)	12/20/24	0.250%(Q)	5,000	2.264%	(176,767)	(2,258)	(174,509)	CITI
Kraft Heinz Foods Co. (D27)	12/20/24	0.250%(Q)	5,000	0.354%	(7,921)	(2,258)	(5,663)	CITI
Ladbrokes Coral Group Ltd. (D27)	12/20/24	0.250%(Q)	5,000	1.310%	(93,379)	(2,258)	(91,121)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Lamb Weston Holdings, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.514%	$(22,437)	$(2,258)	$(20,179)	CITI
Lanxess AG (D27)	12/20/24	0.250%(Q)	5,000	0.705%	(39,607)	(2,258)	(37,349)	CITI
Lennar Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.560%	(26,537)	(2,258)	(24,279)	CITI
Liberty Interactive LLC (D27)	12/20/24	0.250%(Q)	5,000	18.220%	(1,272,919)	(2,258)	(1,270,661)	CITI
Lumen Technologies, Inc. (D27)	12/20/24	0.250%(Q)	5,000	4.653%	(377,945)	(2,258)	(375,687)	CITI
Macy’s, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.364%	(98,372)	(2,258)	(96,114)	CITI
Marks & Spencer PLC (D27)	12/20/24	0.250%(Q)	5,000	1.527%	(112,686)	(2,258)	(110,428)	CITI
Matterhorn Telecom Holding SA (D27)	12/20/24	0.250%(Q)	5,000	1.443%	(105,334)	(2,258)	(103,076)	CITI
MDC Holdings, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.884%	(55,575)	(2,258)	(53,317)	CITI
MGM Resorts International (D27)	12/20/24	0.250%(Q)	5,000	1.657%	(124,228)	(2,258)	(121,970)	CITI
Netflix, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.432%	(15,022)	(2,258)	(12,764)	CITI
New Albertsons, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.659%	(35,521)	(2,258)	(33,263)	CITI
Next PLC (D27)	12/20/24	0.250%(Q)	5,000	0.784%	(46,639)	(2,258)	(44,381)	CITI
Nokia OYJ (D27)	12/20/24	0.250%(Q)	5,000	0.515%	(22,532)	(2,258)	(20,274)	CITI
Nordstrom, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.599%	(205,682)	(2,258)	(203,424)	CITI
NRG Energy, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.229%	(173,556)	(2,258)	(171,298)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Olin Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.779%	$(46,212)	$(2,258)	$(43,954)	CITI
Oracle Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.368%	(9,209)	(2,258)	(6,951)	CITI
Paramount Global (D27)	12/20/24	0.250%(Q)	5,000	0.873%	(54,683)	(2,258)	(52,425)	CITI
Pearson PLC (D27)	12/20/24	0.250%(Q)	5,000	0.339%	(6,609)	(2,258)	(4,351)	CITI
Petroleo Brasileiro SA (D27)	12/20/24	0.250%(Q)	5,000	1.376%	(99,698)	(2,258)	(97,440)	CITI
Premier Foods Finance PLC (D27)	12/20/24	0.250%(Q)	5,000	1.348%	(96,629)	(2,258)	(94,371)	CITI
Rexel SA (D27)	12/20/24	0.250%(Q)	5,000	1.078%	(72,894)	(2,258)	(70,636)	CITI
Sirius XM Radio, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.823%	(50,128)	(2,258)	(47,870)	CITI
Teck Resources Ltd. (D27)	12/20/24	0.250%(Q)	5,000	0.663%	(35,869)	(2,258)	(33,611)	CITI
TEGNA, Inc. (D27)	12/20/24	0.250%(Q)	5,000	2.124%	(165,045)	(2,258)	(162,787)	CITI
Telecom Italia SpA (D27)	12/20/24	0.250%(Q)	5,000	2.320%	(181,435)	(2,258)	(179,177)	CITI
Telefonaktiebolaget LM Ericsson (D27)	12/20/24	0.250%(Q)	5,000	0.939%	(60,505)	(2,258)	(58,247)	CITI
Tenet Healthcare Corp. (D27)	12/20/24	0.250%(Q)	5,000	1.906%	(146,303)	(2,258)	(144,045)	CITI
Tesla, Inc. (D27)	12/20/24	0.250%(Q)	5,000	1.263%	(89,226)	(2,258)	(86,968)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Teva Pharmaceutical Industries Ltd. (D27)	12/20/24	0.250%(Q)	5,000	1.503%	$(110,431)	$(2,258)	$(108,173)	CITI
T-Mobile USA, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.666%	(36,038)	(2,258)	(33,780)	CITI
Unibail-Rodamco-Westfield SE (D27)	12/20/24	0.250%(Q)	5,000	1.459%	(106,536)	(2,258)	(104,278)	CITI
Unisys Corp. (D27)	12/20/24	0.250%(Q)	5,000	8.350%	(648,618)	(2,258)	(646,360)	CITI
United Rentals North America, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.623%	(32,257)	(2,258)	(29,999)	CITI
Universal Health Services, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.564%	(26,957)	(2,258)	(24,699)	CITI
Univision Communications, Inc. (D27)	12/20/24	0.250%(Q)	5,000	3.526%	(282,870)	(2,258)	(280,612)	CITI
UPC Holding BV (D27)	12/20/24	0.250%(Q)	5,000	1.690%	(126,888)	(2,258)	(124,630)	CITI
Verizon Communications, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.663%	(35,776)	(2,258)	(33,518)	CITI
Virgin Media Finance PLC (D27)	12/20/24	0.250%(Q)	5,000	2.292%	(179,054)	(2,258)	(176,796)	CITI
Whirlpool Corp. (D27)	12/20/24	0.250%(Q)	5,000	0.486%	(19,858)	(2,258)	(17,600)	CITI
Xerox Corp. (D27)	12/20/24	0.250%(Q)	5,000	2.227%	(173,568)	(2,258)	(171,310)	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Yum! Brands, Inc. (D27)	12/20/24	0.250%(Q)	5,000	0.464%	$(17,858)	$(2,258)	$(15,600)	CITI
Ziggo Bond Co. BV (D27)	12/20/24	0.250%(Q)	5,000	1.873%	(142,959)	(2,258)	(140,701)	CITI
					$(98,587,381)	$(3,180,066)	$(95,407,315)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.30.V4 (D01)	12/20/23	1.000%(Q)	72,250	$(237,654)	$24,583	$(262,237)	BARC
CDX.EM.30.V4 (D02)	12/20/23	1.000%(Q)	297,500	(978,572)	(23,033)	(955,539)	BARC
CDX.EM.30.V4 (D03)	12/20/23	1.000%(Q)	127,500	(419,388)	16,756	(436,144)	BARC
CDX.EM.30.V4 (D04)	12/20/23	1.000%(Q)	85,000	(279,592)	9,068	(288,660)	CITI
CDX.EM.30.V4 (D05)	12/20/23	1.000%(Q)	85,000	(279,592)	12,168	(291,760)	CITI
CDX.EM.34.V3 (D06)	12/20/25	1.000%(Q)	92,000	3,658,805	1,247	3,657,558	MSI
CDX.EM.34.V4 (D07)	12/20/25	1.000%(Q)	92,000	3,658,805	(17,321)	3,676,126	CITI
CDX.EM.34.V5 (D08)	12/20/25	1.000%(Q)	184,000	7,317,611	(34,641)	7,352,252	MSI
CDX.EM.34.V6 (D09)	12/20/25	1.000%(Q)	184,000	7,317,611	(34,641)	7,352,252	MSI
CDX.EM.36.V3 (D13)	12/20/26	1.000%(Q)	23,000	729,279	25,501	703,778	BOA
CDX.EM.36.V3 (D14)	12/20/26	1.000%(Q)	184,000	5,834,228	182,642	5,651,586	CITI
CDX.EM.36.V3 (D15)	12/20/26	1.000%(Q)	92,000	2,917,114	106,264	2,810,850	MSI
CDX.EM.36.V3 (D16)	12/20/26	1.000%(Q)	460,000	14,585,571	830,190	13,755,381	BARC
CDX.EM.36.V3 (D17)	12/20/26	1.000%(Q)	92,000	2,917,114	133,101	2,784,013	MSI
CDX.EM.36.V3 (D18)	12/20/26	1.000%(Q)	46,000	1,458,557	12,619	1,445,938	BOA
CDX.EM.36.V3 (D19)	12/20/26	1.000%(Q)	92,000	2,917,115	(42,161)	2,959,276	MSI
CDX.EM.36.V3 (D20)	12/20/26	1.000%(Q)	184,000	5,834,228	21,924	5,812,304	MSI
CDX.EM.35.V3 (D21)	06/20/26	1.000%(Q)	92,000	2,327,372	34,954	2,292,418	BARC
CDX.EM.36.V3 (D22)	12/20/26	1.000%(Q)	13,800	437,567	(5,385)	442,952	BOA
CDX.Capetown.0-5% (D23)^	06/20/24	0.250%(Q)	25,000	5,191,608	10,959	5,180,649	CITI
CDX.Capetown.10-100% (D23)^	06/20/24	0.250%(Q)	450,000	(656,948)	197,266	(854,214)	CITI
CDX.Capetown.5-10% (D23)^	06/20/24	0.250%(Q)	25,000	535,276	10,959	524,317	CITI
CDX.Copenhagen.0-5% (D24)^	12/20/24	0.250%(Q)	25,000	6,017,390	11,292	6,006,098	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.Copenhagen.10-15% (D24)^	12/20/24	0.250%(Q)	25,000	$8,894,901	$11,292	$8,883,609	CITI
CDX.Copenhagen.15-100% (D24)^	12/20/24	0.250%(Q)	425,000	(859,512)	191,970	(1,051,482)	CITI
CDX.Copenhagen.5-10% (D24)^	12/20/24	0.250%(Q)	25,000	225,418	11,292	214,126	CITI
CDX.Hilo.0-5% (D25)^	06/20/24	0.250%(Q)	25,000	4,619,594	10,959	4,608,635	CITI
CDX.Hilo.10-15% (D25)^	06/20/24	0.250%(Q)	12,500	186,676	5,480	181,196	CITI
CDX.Hilo.15-100% (D25)^	06/20/24	0.250%(Q)	425,000	(907,371)	186,306	(1,093,677)	CITI
CDX.Hilo.5-10% (D25)^	06/20/24	0.250%(Q)	12,500	44,637	5,480	39,157	CITI
CDX.Hilo.5-15% (D25)^	06/20/24	0.250%(Q)	25,000	231,311	10,959	220,352	CITI
CDX.Wainscott.0-5% (D26)^	12/20/23	0.250%(Q)	25,000	357,509	10,309	347,200	CITI
CDX.Wainscott.10-100% (D26)^	12/20/23	0.250%(Q)	450,000	(657,633)	185,568	(843,201)	CITI
CDX.Wainscott.5-10% (D26)^	12/20/23	0.250%(Q)	25,000	4,475,547	10,309	4,465,238	CITI
CDX.Newport.0-5% (D27)^	12/20/24	0.250%(Q)	25,000	704,217	11,292	692,925	CITI
CDX.Newport.10-15% (D27)^	12/20/24	0.250%(Q)	25,000	1,529,028	11,292	1,517,736	CITI
CDX.Newport.15-100% (D27)^	12/20/24	0.250%(Q)	425,000	(72,281)	(724,142)	651,861	CITI
CDX.Newport.5-10% (D27)^	12/20/24	0.250%(Q)	25,000	455,579	11,292	444,287	CITI
				$90,031,125	$1,433,969	$88,597,156

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)**:
CDX.EM.32.V4 (D10)	12/20/24	1.000%(Q)	42,500	1.062%	$3,565	$(15,545)	$19,110	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Sell Protection(2)(cont’d.)**:
CDX.EM.35.V3 (D11)	06/20/26	1.000%(Q)	36,800	1.865%	$(930,948)	$(48,894)	$(882,054)	BOA
CDX.EM.35.V3 (D12)	06/20/26	1.000%(Q)	4,600	1.865%	(116,369)	(7,139)	(109,230)	BOA
					$(1,043,752)	$(71,578)	$(972,174)
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D22). The Fund also bought/sold protection on a customized CDX Index and bought/sold protection on the corporate issuers which comprise the index. The upfront premium is attached to the index of the trade for the customized CDX package(s). Each swap is priced individually. The Index trades are divided into tranches differentiated by a percentage range representing the risk of default of the underlying issuers; individual tranches will be reduced according to corresponding aggregate rates of default. Individual packages in the tables above are denoted by the corresponding footnotes (D23 – D27).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA††	02/14/23	0.250%(M)	405,390	*	$137,780	$(5,422)	$143,202	GSI
††	The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	$903,224		$1,683,363		$(780,139)		DB
Gazprom PAO	03/20/23	1.000%(Q)		21,635	3,368,591		1,579,636		1,788,955		BARC
Gazprom PAO	12/20/23	1.000%(Q)		41,000	12,293,648		11,798,889		494,759		BARC
Gazprom PAO	12/20/23	1.000%(Q)		2,100	629,675		698,125		(68,450)		GSI
Gazprom PAO	06/20/24	1.000%(Q)		6,000	1,869,056		2,389,111		(520,055)		BARC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Gazprom PAO	06/20/24	1.000%(Q)	5,000	$1,557,547		$1,930,138		$(372,591)		HSBC
Gazprom PAO	12/20/24	1.000%(Q)	1,200	387,070		524,672		(137,602)		GSI
Gazprom PAO	06/20/27	1.000%(Q)	4,600	1,635,694		2,479,572		(843,878)		JPM
Petroleos Mexicanos	06/20/24	1.000%(Q)	17,000	437,929		555,607		(117,678)		CITI
Safeway, Inc.	03/20/23	5.000%(Q)	10,000	(121,578)		(55,446)		(66,132)		BNP
United Mexican States	06/20/23	1.000%(Q)	19,685	(78,560)		10,822		(89,382)		CITI
United Mexican States	06/20/23	1.000%(Q)	19,445	(77,603)		27,091		(104,694)		CITI
United Mexican States	06/20/23	1.000%(Q)	6,615	(26,399)		3,421		(29,820)		CITI
United Mexican States	06/20/23	1.000%(Q)	6,450	(25,741)		10,063		(35,804)		CITI
United Mexican States	06/20/23	1.000%(Q)	6,435	(25,681)		9,219		(34,900)		CITI
United Mexican States	06/20/23	1.000%(Q)	3,210	(12,810)		1,764		(14,574)		CITI
United Mexican States	12/20/24	1.000%(Q)	31,000	(300,489)		(172,485)		(128,004)		BARC
United Mexican States	12/20/24	1.000%(Q)	26,000	(252,023)		(116,622)		(135,401)		BARC
United Mexican States	12/20/24	1.000%(Q)	6,250	(60,582)		19,869		(80,451)		CITI
United Mexican States	12/20/24	1.000%(Q)	5,745	(55,687)		15,254		(70,941)		CITI
United Mexican States	12/20/24	1.000%(Q)	4,000	(38,773)		(6,400)		(32,373)		CITI
				$22,006,508		$23,385,663		$(1,379,155)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	06/20/23	1.000%(Q)		23,080	0.415%	$79,144	$4,363	$74,781	GSI
Boeing Co.	06/20/24	1.000%(Q)		47,780	0.628%	295,999	91,452	204,547	GSI
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	25,050	19.364%	(4,401,703)	251,657	(4,653,360)	GSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Casino Guichard Perrachon SA	06/20/24	5.000%(Q)	EUR	16,000	19.364%	$(2,811,467)	$166,515	$(2,977,982)	GSI
Cemex	06/20/24	5.000%(Q)		13,400	2.183%	580,673	319,452	261,221	CSI
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	3.562%	(933,360)	(1,534,846)	601,486	DB
General Motors Co.	06/20/26	5.000%(Q)		14,920	1.506%	1,698,100	1,969,101	(271,001)	GSI
Generalitat de Catalunya	12/20/25	1.000%(Q)		29,800	*	509,923	(164,116)	674,039	DB
Government of Japan	06/20/28	1.000%(Q)		35,000	0.273%	1,286,944	1,315,495	(28,551)	CITI
Halliburton Co.	12/20/26	1.000%(Q)		27,820	0.534%	498,724	207,220	291,504	GSI
Host Hotels & Resorts LP	06/20/24	1.000%(Q)		15,790	0.481%	129,080	84,712	44,368	GSI
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		150,000	0.190%	101,417	57,003	44,414	BOA
International Bank for Reconstruction & Development	06/20/23	0.250%(Q)		100,000	0.190%	52,762	37,988	14,774	BOA
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.977%	86,815	214,805	(127,990)	DB
Israel Electric Corp. Ltd.	12/20/24	1.000%(Q)		3,000	1.036%	1,653	14,536	(12,883)	BARC
Millicom International Cellular S.A.^	12/20/25	1.000%(Q)		5,060	*	(302,364)	(351,863)	49,499	BOA
Petroleos Mexicanos	06/20/23	1.000%(Q)		16,205	2.056%	(45,829)	(95,028)	49,199	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)		12,620	2.056%	(35,690)	(32,423)	(3,267)	CSI
Petroleos Mexicanos	06/20/23	1.000%(Q)		12,522	2.056%	(35,414)	(61,173)	25,759	CITI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	2.056%	$(15,597)	$(27,069)	$11,472	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	2.056%	(15,173)	(32,241)	17,068	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	2.056%	(15,159)	(31,627)	16,468	CITI
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	2.056%	(7,721)	(13,329)	5,608	CITI
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.421%	(132,472)	(195,047)	62,575	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	31,000	3.331%	(1,233,826)	(585,949)	(647,877)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	26,000	3.331%	(1,034,822)	(511,730)	(523,092)	BARC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	3.331%	(248,755)	(224,896)	(23,859)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	3.331%	(228,656)	(204,318)	(24,338)	CITI
Petroleos Mexicanos	12/20/24	1.000%(Q)	4,000	3.331%	(159,203)	(103,142)	(56,061)	CITI
Petroleos Mexicanos	06/20/25	1.000%(Q)	7,000	3.763%	(412,243)	(256,625)	(155,618)	CITI
Petroleos Mexicanos	12/20/28	1.000%(Q)	10,000	5.229%	(1,903,371)	(1,029,908)	(873,463)	CITI
Republic of Hungary	06/20/24	1.000%(Q)	25,000	1.187%	(32,784)	214,547	(247,331)	CITI
Republic of Hungary	12/20/24	1.000%(Q)	15,000	1.294%	(61,478)	152,702	(214,180)	CITI
Republic of Serbia	12/20/25	1.000%(Q)	5,700	2.284%	(187,138)	(4,791)	(182,347)	BNP
Simon Property Group LP	06/20/26	1.000%(Q)	68,920	0.623%	900,712	541,761	358,951	GSI
Targa Resources Partners LP	06/20/23	5.000%(Q)	28,630	0.567%	655,838	382,094	273,744	MSI

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Targa Resources Partners LP	06/20/23	5.000%(Q)	18,690	0.567%	$428,139	$260,978	$167,161	MSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)	40,810	0.771%	341,835	579,366	(237,531)	GSI
					$(6,606,467)	$1,405,626	$(8,012,093)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	1,775,555	$(5,665,161)	$(24,392,801)	$(18,727,640)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2023(4)	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	71,268	4.293%	$1,407,979	$2,392,185	$984,206
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	30,823	05/08/23	0.950%(A)	1 Day SONIA(1)(A)/ 3.427%	$(702,262)	$1,004,151	$1,706,413
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)/ 3.427%	269,446	4,090,271	3,820,825
GBP	280,000	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.427%	(13,420,212)	31,713,569	45,133,781
GBP	40,000	05/08/30	1.100%(A)	1 Day SONIA(1)(A)/ 3.427%	(2,744,672)	7,645,138	10,389,810
GBP	35,625	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.427%	(1,550,973)	7,303,135	8,854,108
					$(18,148,673)	$51,756,264	$69,904,937

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2023 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -60bps(T)/ 3.730%	GSI	03/20/23	(148,304)	$(2,487,192)	$—	$(2,487,192)
Total Return Benchmark Bond Index(T)	1 Day USOIS -55bps(T)/ 3.780%	JPM	06/20/23	(38,744)	(466,082)	—	(466,082)
					$(2,953,274)	$—	$(2,953,274)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).